USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA California Bond Fund	December 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (98.5%)
California (95.4%):
Abag Finance Authority for Nonprofit Corp. Revenue, 5.00%, 7/1/42, Pre-refunded 7/1/22 @ 100	$1,500	$1,536
Abag Finance Authority for Nonprofit Corp. Revenue (NBGA - California Health Insurance Construction Loan Insurance Program), 5.00%, 1/1/33, Continuously Callable @101	4,235	4,478
Adelanto Public Utility Authority Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 7/1/39, Continuously Callable @100	2,000	2,402
Alameda Corridor Transportation Authority Revenue, Series B, 5.00%, 10/1/37, Continuously Callable @100	2,000	2,320
Albany Unified School District, GO
Series B, 5.00%, 8/1/43, Continuously Callable @100	2,000	2,367
Series B, 4.00%, 8/1/46, Continuously Callable @100	1,500	1,686
Anaheim Public Financing Authority Revenue, Series A, 5.00%, 5/1/46, Pre-refunded 5/1/24 @ 100	1,500	1,661
Bay Area Toll Authority Revenue
1.35% (MUNIPSA+125bps), 4/1/36, (Put Date 4/1/27), Callable 10/1/26 @ 100 (a)(b)	15,000	15,347
Series H, 5.00%, 4/1/49, Pre-refunded 4/1/29 @ 100	4,000	5,136
Burbank Unified School District, GO
8/1/33, Continuously Callable @100 (c)	3,085	3,500
8/1/34, Continuously Callable @100 (d)	3,000	3,404
California Community Housing Agency Revenue, Series A, 5.00%, 8/1/50, Continuously Callable @100 (e)	2,000	2,137
California County Tobacco Securitization Agency Revenue
1.38%, 6/1/30	20	20
4.00%, 6/1/49, Continuously Callable @100	500	580
Series A, 4.00%, 6/1/49, Continuously Callable @100	1,000	1,160
Series A, 4.00%, 6/1/49, Continuously Callable @100	500	582
California Educational Facilities Authority Revenue
5.00%, 10/1/43, Continuously Callable @100	2,000	2,450
5.00%, 10/1/48, Continuously Callable @100	2,000	2,444
5.00%, 10/1/49, Pre-refunded 4/1/26 @ 100	3,100	3,679
Series A, 5.00%, 10/1/37, Continuously Callable @100	1,000	1,151
California Enterprise Development Authority Revenue
4.00%, 11/1/49, Continuously Callable @100	1,900	2,113
4.00%, 11/1/50, Continuously Callable @100	680	757
California Health Facilities Financing Authority Revenue
4.00%, 3/1/39, Continuously Callable @100	7,375	8,176
4.00%, 10/1/47, Continuously Callable @100 (f)	10,000	11,178
Series A, 5.00%, 7/1/33, Continuously Callable @100	5,000	5,335
Series A, 5.00%, 11/15/39, Continuously Callable @100	2,100	2,184
Series A, 5.00%, 8/15/42, Continuously Callable @100	1,000	1,170
Series A, 4.00%, 4/1/45, Continuously Callable @100	2,500	2,894
Series A, 4.00%, 4/1/49, Continuously Callable @100	1,000	1,149
Series A, 4.00%, 8/15/50, Continuously Callable @100	2,000	2,341
Series A-2, 5.00%, 11/1/47	10,000	15,274
Series B, 4.00%, 11/15/41, Continuously Callable @100 (f)	14,000	15,906
California Health Facilities Financing Authority Revenue (NBGA - California Health Insurance Construction Loan Insurance Program)
5.00%, 7/1/39, Continuously Callable @100	1,050	1,191
5.00%, 6/1/42, Continuously Callable @100	7,805	7,947
5.00%, 7/1/44, Continuously Callable @100	2,300	2,599
California Infrastructure & Economic Development Bank Revenue
0.45% (MUNIPSA+35bps), 8/1/47 (a)	2,250	2,253
4.00%, 7/1/50, Continuously Callable @100	4,000	4,609
4.00%, 11/1/56, Continuously Callable @100	1,200	1,396
California Municipal Finance Authority Revenue
5.00%, 6/1/43, Continuously Callable @100	2,500	3,085

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA California Bond Fund	December 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
4.00%, 10/1/49, Continuously Callable @100	$2,500	$2,889
4.00%, 10/1/51, Continuously Callable @100	1,150	1,328
Series A, 5.00%, 2/1/37, Continuously Callable @100	750	891
Series A, 5.00%, 2/1/42, Continuously Callable @100	1,000	1,179
Series A, 4.00%, 10/1/44, Continuously Callable @100	2,000	2,221
Series A, 5.00%, 2/1/47, Continuously Callable @100	1,000	1,173
Series A, 5.00%, 7/1/47, Continuously Callable @100	1,000	1,180
Series A, 5.00%, 6/1/50, Continuously Callable @100	1,000	1,122
California Municipal Finance Authority Revenue (NBGA - California Health Insurance Construction Loan Insurance Program)
4.13%, 5/15/39, Continuously Callable @100	1,900	2,143
4.13%, 5/15/46, Continuously Callable @100	2,100	2,351
Series B, 5.00%, 5/15/47, Continuously Callable @102	2,500	2,847
California Pollution Control Financing Authority Revenue
5.00%, 7/1/39, Continuously Callable @100 (e)	6,000	7,257
5.00%, 11/21/45, Continuously Callable @100 (e)	2,000	2,399
California Public Finance Authority Revenue
5.00%, 10/15/37, Continuously Callable @100	1,000	1,175
5.00%, 10/15/47, Continuously Callable @100	3,000	3,463
Series B, 4.00%, 10/15/51, Callable 4/15/31 @ 100	685	832
California School Finance Authority Revenue
5.00%, 8/1/41, Continuously Callable @100 (e)	1,600	1,797
5.00%, 8/1/41, Pre-refunded 8/1/25 @ 100 (e)	150	174
5.00%, 8/1/46, Continuously Callable @100 (e)	2,050	2,280
5.00%, 8/1/46, Pre-refunded 8/1/25 @ 100 (e)	200	232
Series A, 5.00%, 7/1/47, Continuously Callable @100 (e)	1,370	1,591
Series A, 5.00%, 7/1/49, Continuously Callable @100 (e)	1,000	1,206
Series A, 5.00%, 7/1/54, Continuously Callable @100 (e)	2,150	2,573
California Statewide Communities Development Authority Revenue
5.00%, 5/15/24	1,300	1,431
5.00%, 5/15/40, Continuously Callable @100	2,750	3,175
5.00%, 5/15/42, Continuously Callable @100	1,500	1,522
5.00%, 11/1/43, Pre-refunded 11/1/24 @ 100	500	565
5.00%, 10/1/46, Continuously Callable @100	2,750	3,222
5.00%, 5/15/47, Continuously Callable @100	1,500	1,522
5.00%, 5/15/47, Continuously Callable @100	1,000	1,181
5.00%, 1/1/48, Continuously Callable @100	1,995	2,370
5.00%, 7/1/48, Continuously Callable @100	4,000	4,887
5.00%, 5/15/50, Continuously Callable @100	1,000	1,179
Series A, 5.00%, 5/15/25	2,180	2,483
Series A, 4.00%, 4/1/40, Continuously Callable @100	650	761
Series A, 4.00%, 4/1/45, Continuously Callable @100	1,500	1,733
Series A, 4.00%, 6/1/46, Continuously Callable @100	2,000	2,356
Series A, 4.00%, 8/15/51, Continuously Callable @100	3,000	3,257
Series A, 5.00%, 12/1/53, Continuously Callable @100	1,000	1,213
Series A, 5.00%, 12/1/57, Continuously Callable @100	2,500	3,043
California Statewide Communities Development Authority Revenue (LIQ - Deutsche Bank A.G.), Series DBE-8052, 0.50%, 4/1/52, Callable 2/8/22 @ 100 (e)(g)	5,400	5,400
California Statewide Communities Development Authority Revenue (NBGA - California Health Insurance Construction Loan Insurance Program)
4.00%, 11/1/46, Continuously Callable @100	4,000	4,430
Series S, 5.00%, 8/1/44, Pre-refunded 8/1/22 @ 102	2,400	2,515
Centinela Valley Union High School District, GO, Series B, 4.00%, 8/1/50, Continuously Callable @100 (f)	9,500	10,595
Chino Valley Unified School District, GO, Series B, 4.00%, 8/1/45, Continuously Callable @100	1,000	1,185
City & County of San Francisco CA Community Facilities District Special Tax
Series 2021, 4.00%, 9/1/41, Continuously Callable @103	850	963

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA California Bond Fund	December 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series 2021, 4.00%, 9/1/46, Continuously Callable @103	$1,000	$1,122
Series 2021, 4.00%, 9/1/51, Continuously Callable @103	1,000	1,119
City & County of San Francisco Revenue (LIQ - Deutsche Bank A.G.), Series DBE-8059, 0.50%, 12/1/52, Callable 2/8/22 @ 100 (e)(g)	5,100	5,100
City of Atwater Wastewater Revenue (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 5/1/43, Continuously Callable @100	1,300	1,531
City of Fillmore Wastewater Revenue, 5.00%, 5/1/47, Continuously Callable @100	2,000	2,392
City of Tulare Sewer Revenue (INS - Assured Guaranty Municipal Corp.)
4.00%, 11/15/41, Continuously Callable @100	5,710	6,300
4.00%, 11/15/44, Continuously Callable @100	5,000	5,506
City of Upland Certificate of Participation
4.00%, 1/1/42, Continuously Callable @100	3,000	3,324
5.00%, 1/1/47, Continuously Callable @100	2,000	2,344
City of Vernon CA Electric System Revenue
Series 2022-A, 5.00%, 8/1/39, Continuously Callable @100 (h)	450	564
Series 2022-A, 5.00%, 8/1/40, Continuously Callable @100 (h)	375	469
Series 2022-A, 5.00%, 8/1/41, Continuously Callable @100 (h)	420	525
Corona-Norco Unified School District Special Tax, 5.00%, 9/1/32, Pre-refunded 9/1/23 @ 100	1,350	1,456
County of Sacramento Airport System Revenue, Series B, 5.00%, 7/1/41, Continuously Callable @100	1,100	1,291
East Bay Municipal Utility District Wastewater System Revenue, Series A-2, 5.00%, 6/1/38	9,000	13,372
Eastern Municipal Water District Revenue (LIQ - Bank of America Corp.), Series A, 0.06%, 7/1/46, Continuously Callable @100 (g)	1,800	1,800
Elk Grove Finance Authority Special Tax (INS - Build America Mutual Assurance Co.), 5.00%, 9/1/38, Continuously Callable @100	1,500	1,716
Foothill-Eastern Transportation Corridor Agency Revenue, Series B-2, 3.50%, 1/15/53, Continuously Callable @100	1,500	1,649
Foothill-Eastern Transportation Corridor Agency Revenue (INS - Assured Guaranty Municipal Corp.)
1/15/34 (i)	15,000	11,764
1/15/35 (i)	7,500	5,729
Fresno Joint Powers Financing Authority Revenue (INS - Assured Guaranty Municipal Corp.), Series A, 4.00%, 4/1/46, Continuously Callable @100	1,225	1,403
Golden State Tobacco Securitization Corp. Revenue, Series A, 5.00%, 6/1/35, Pre-refunded 6/1/28 @ 100	5,500	6,928
Grass Valley School District, GO (INS - Build America Mutual Assurance Co.), 5.00%, 8/1/45, Continuously Callable @100	2,400	2,819
Hanford Joint Union High School District Certificate of Participation (INS - Assured Guaranty Municipal Corp.), 4.00%, 6/1/40, Continuously Callable @100	2,640	2,928
Hayward Unified School District, GO (INS - Build America Mutual Assurance Co.), Series A, 5.00%, 8/1/44, Continuously Callable @100	3,000	3,699
Indio Redevelopment Agency Successor Agency Tax Allocation, Series A, 5.25%, 8/15/31, Continuously Callable @100	2,940	2,950
Inglewood Unified School District, GO (INS - Build America Mutual Assurance Co.)
Series B, 5.00%, 8/1/38, Continuously Callable @100	750	878
Series C, 4.00%, 8/1/36, Continuously Callable @100	220	250
Series C, 4.00%, 8/1/37, Continuously Callable @100	450	510
Series C, 4.00%, 8/1/39, Continuously Callable @100	450	509
Inglewood Unified School District, GO (INS - Assured Guaranty Municipal Corp.), Series A, 4.00%, 8/1/51, Continuously Callable @100	4,000	4,580

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA California Bond Fund	December 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Irvine Unified School District Special Tax
5.00%, 9/1/45, Continuously Callable @100	$1,000	$1,186
5.00%, 9/1/49, Continuously Callable @100	2,000	2,367
Series A, 4.00%, 9/1/39, Continuously Callable @100	1,020	1,179
Series A, 4.00%, 9/1/50, Continuously Callable @100	1,800	2,101
Series B, 5.00%, 9/1/42, Continuously Callable @100	1,000	1,190
Series B, 5.00%, 9/1/47, Continuously Callable @100	1,000	1,186
Series C, 5.00%, 9/1/42, Continuously Callable @100	1,000	1,186
Series C, 5.00%, 9/1/47, Continuously Callable @100	525	622
Series D, 5.00%, 9/1/49, Continuously Callable @100	1,000	1,183
Irvine Unified School District Special Tax (INS - Build America Mutual Assurance Co.), 5.00%, 9/1/56, Continuously Callable @100	6,000	7,265
Jurupa Public Financing Authority Special Tax, Series A, 5.00%, 9/1/42, Continuously Callable @100	1,000	1,102
Local Public Schools Funding Authority School Improvement District No. 2016-1, GO (INS - Build America Mutual Assurance Co.), Series A, 4.00%, 8/1/52, Continuously Callable @100	1,500	1,696
Long Beach Bond Finance Authority Revenue, Series A, 5.00%, 11/15/35	3,875	5,331
Los Angeles County Facilities, Inc. Revenue
5.00%, 12/1/51, Pre-refunded 12/1/28 @ 100	1,560	1,988
5.00%, 12/1/51, Continuously Callable @100	2,440	3,027
Los Angeles County Public Works Financing Authority Revenue
Series A, 5.00%, 12/1/44, Continuously Callable @100	2,000	2,227
Series D, 5.00%, 12/1/45, Continuously Callable @100	6,000	6,885
March Joint Powers Redevelopment Agency Successor Agency Tax Allocation (INS - Build America Mutual Assurance Co.), 4.00%, 8/1/41, Continuously Callable @100	5,790	6,461
Middle Fork Project Finance Authority Revenue, 5.00%, 4/1/33, Continuously Callable @100	2,205	2,782
Monrovia Financing Authority Revenue, 5.00%, 12/1/45, Continuously Callable @100	3,435	3,966
Monrovia Financing Authority Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 12/1/45, Continuously Callable @100	2,345	2,696
Moreno Valley Unified School District, GO (INS - Assured Guaranty Municipal Corp.), Series B, 5.00%, 8/1/47, Continuously Callable @100	6,500	7,965
Mountain View School District/Los Angeles County, GO (INS - Build America Mutual Assurance Co.), Series B, 5.00%, 8/1/48, Continuously Callable @100	3,315	3,885
Mountain View Shoreline Regional Park Community Tax Allocation, Series A, 5.63%, 8/1/35, Continuously Callable @100	2,000	2,007
Norwalk Redevelopment Agency Tax Allocation (INS - National Public Finance Guarantee Corp.)
Series A, 5.00%, 10/1/30, Continuously Callable @100	5,000	5,016
Series A, 5.00%, 10/1/35, Continuously Callable @100	3,500	3,511
Norwalk-La Mirada Unified School District, GO (INS - Assured Guaranty Municipal Corp.), Series C, 8/1/30 (i)	7,500	6,560
Ontario International Airport Authority Revenue, Series A, 4.00%, 5/15/51, Continuously Callable @100	1,695	1,988
Palomar Health, GO (INS - Assured Guaranty Municipal Corp.), Series A, 8/1/31 (i)	12,230	10,181
Palomar Health, GO (INS - National Public Finance Guarantee Corp.), 8/1/26 (i)	5,500	5,174
Perris Union High School District, GO (INS - Assured Guaranty Corp.), Series A, 4.00%, 9/1/48, Continuously Callable @100	5,000	5,732
Pittsburg Successor Agency Redevelopment Agency Tax Allocation (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 9/1/29, Continuously Callable @100	2,000	2,388
Pomona Unified School District, GO (INS - Build America Mutual Assurance Co.), Series F, 5.00%, 8/1/39, Continuously Callable @100	1,500	1,664

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA California Bond Fund	December 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Poway Unified School District Special Tax (INS - Assured Guaranty Municipal Corp.), 4.00%, 9/1/50, Continuously Callable @100	$4,750	$5,491
Regents of the University of California Medical Center Pooled Revenue, Series L, 4.00%, 5/15/44, Continuously Callable @100	2,000	2,228
Rio Elementary School District, GO (INS - Assured Guaranty Municipal Corp.), Series B, 4.00%, 8/1/45, Continuously Callable @100	2,800	3,132
Riverside County Public Financing Authority Tax Allocation (INS - Build America Mutual Assurance Co.)
4.00%, 10/1/36, Continuously Callable @100	1,250	1,387
4.00%, 10/1/37, Continuously Callable @100	1,625	1,797
Riverside County Redevelopment Successor Agency Tax Allocation (INS - Build America Mutual Assurance Co.), 4.00%, 10/1/37, Continuously Callable @100	2,000	2,211
Riverside County Transportation Commission Revenue
4.00%, 6/1/47, Continuously Callable @100	3,000	3,443
Series A, 5.25%, 6/1/39, Pre-refunded 6/1/23 @ 100	2,000	2,140
RNR School Financing Authority Special Tax (INS - Build America Mutual Assurance Co.), Series A, 5.00%, 9/1/41, Continuously Callable @100	2,000	2,376
Sacramento Area Flood Control Agency Special Assessment, 5.00%, 10/1/44, Continuously Callable @100	2,000	2,215
Sacramento City Financing Authority Revenue (LIQ - Deutsche Bank A.G.), Series XG0100, 0.16%, 12/1/33 (e)(g)	4,400	4,400
Sacramento City Unified School District, GO (INS - Build America Mutual Assurance Co.), Series S, 5.00%, 7/1/38, Continuously Callable @100	1,020	1,090
San Bruno Park Elementary School District, GO, Series A, 5.00%, 8/1/48, Continuously Callable @100	3,000	3,525
San Diego County Regional Airport Authority Revenue
Series A, 4.00%, 7/1/38, Continuously Callable @100	2,000	2,342
Series A, 5.00%, 7/1/47, Continuously Callable @100	1,500	1,799
Series A, 5.00%, 7/1/49, Continuously Callable @100	2,000	2,463
San Diego Public Facilities Financing Authority Revenue
Series A, 5.00%, 10/15/44, Continuously Callable @100	2,500	2,880
Series A, 4.00%, 10/15/50, Continuously Callable @100	3,000	3,530
San Jose Financing Authority Revenue, Series A, 5.00%, 6/1/39, Pre-refunded 6/1/23 @ 100	10,000	10,665
San Leandro Unified School District, GO (INS - Build America Mutual Assurance Co.), Series B, 5.00%, 8/1/43, Continuously Callable @100	2,750	3,402
San Luis & Delta Mendota Water Authority Revenue (INS - Build America Mutual Assurance Co.), Series A, 5.00%, 3/1/38, Pre-refunded 3/1/23 @ 100	1,500	1,583
San Ramon Redevelopment Agency Successor Agency Tax Allocation (INS - Build America Mutual Assurance Co.), Series A, 5.00%, 2/1/38, Continuously Callable @100	5,000	5,602
Santa Clarita Community College District, GO, 4.00%, 8/1/46, Continuously Callable @100	5,250	5,907
Santa Cruz County Redevelopment Agency Tax Allocation (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 9/1/35, Continuously Callable @100	6,000	6,878
Santa Rosa High School District, GO (INS - Assured Guaranty Municipal Corp.), Series C, 5.00%, 8/1/43, Continuously Callable @100	1,000	1,178
State of California, GO
5.25%, 2/1/30, Continuously Callable @100	4,000	4,015
5.00%, 2/1/43, Continuously Callable @100	3,000	3,142
4.00%, 10/1/44, Continuously Callable @100	1,000	1,182
5.00%, 9/1/45, Continuously Callable @100	2,500	2,946
5.00%, 8/1/46, Continuously Callable @100	9,500	11,168
5.00%, 11/1/47, Continuously Callable @100	7,000	8,530
Stockton Public Financing Authority Revenue
4.00%, 3/1/40, Continuously Callable @100	920	1,022

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA California Bond Fund	December 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
5.00%, 3/1/47, Continuously Callable @100	$2,760	$3,258
Tahoe-Truckee Unified School District Certificate of Participation (INS - Build America Mutual Assurance Co.), 4.00%, 6/1/43, Continuously Callable @100	1,000	1,111
Temecula Valley Unified School District Financing Authority Special Tax (INS - Build America Mutual Assurance Co.), 5.00%, 9/1/40, Continuously Callable @100	1,575	1,787
Temecula Valley Unified School District, GO (INS - Assured Guaranty Municipal Corp.), Series B, 4.00%, 8/1/45, Continuously Callable @100	7,500	8,316
Tobacco Securitization Authority of Southern California Revenue
5.00%, 6/1/48, Continuously Callable @100	980	1,195
5.00%, 6/1/48, Continuously Callable @100	1,000	1,243
Transbay Joint Powers Authority Tax Allocation
Series A, 5.00%, 10/1/49, Continuously Callable @100	800	994
Series B, 2.40%, 10/1/49, Continuously Callable @100	820	836
Tulare Local Health Care District, GO (INS - Build America Mutual Assurance Co.)
4.00%, 8/1/35, Continuously Callable @100	650	771
4.00%, 8/1/39, Continuously Callable @100	1,900	2,226
Vacaville Unified School District, GO, Series D, 4.00%, 8/1/45, Continuously Callable @100	1,850	2,149
Val Verde Unified School District Certificate of Participation (INS - Build America Mutual Assurance Co.)
Series A, 5.00%, 8/1/34, Continuously Callable @100	1,105	1,264
Series A, 5.00%, 8/1/35, Continuously Callable @100	1,530	1,750
Val Verde Unified School District, GO (INS - Assured Guaranty Municipal Corp.), Series C, 4.00%, 8/1/45, Continuously Callable @100	4,475	5,015
Val Verde Unified School District, GO (INS - Build America Mutual Assurance Co.), Series B, 5.00%, 8/1/44, Pre-refunded 8/1/25 @ 100	4,000	4,640
Victor Valley Union High School District, GO (INS - Assured Guaranty Municipal Corp.), Series B, 4.00%, 8/1/37, Continuously Callable @100	5,000	5,632
Washington Township Health Care District Revenue
Series A, 4.00%, 7/1/35, Continuously Callable @100	600	700
Series A, 5.00%, 7/1/42, Continuously Callable @100	1,000	1,176
Western Placer Unified School District Certificate of Participation (INS - Assured Guaranty Municipal Corp.), 4.00%, 8/1/41, Continuously Callable @100	6,000	6,651
		631,495
Guam (2.5%):
Guam Government Waterworks Authority Revenue
5.50%, 7/1/43, Pre-refunded 7/1/23 @ 100	4,000	4,310
5.00%, 1/1/46, Continuously Callable @100	7,000	7,928
Guam Power Authority Revenue
Series A, 5.00%, 10/1/34, Continuously Callable @100	1,000	1,029
Series A, 5.00%, 10/1/40, Continuously Callable @100	2,800	3,226
		16,493
Virgin Islands (0.6%):
Virgin Islands Public Finance Authority Revenue
5.00%, 9/1/33, Continuously Callable @100 (e)	3,000	3,328

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA California Bond Fund	December 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series A, 4.00%, 10/1/22	$425	$425
		3,753
Total Municipal Bonds (Cost $598,726)		651,741

Total Investments (Cost $598,726) — 98.5%		651,741
Other assets in excess of liabilities — 1.5%		9,849
NET ASSETS - 100.00%		$661,590

(a)	Variable or Floating-Rate Security. Rate disclosed is as of December 31, 2021.
(b)	Put Bond.
(c)	Stepped-coupon security converts to coupon form on 8/1/23 with a rate of 4.30%.
(d)	Stepped-coupon security converts to coupon form on 8/1/23 with a rate of 4.35%.
(e)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of December 31, 2021, the fair value of these securities was $39,875 (thousands) and amounted to 6.0% of net assets.
(f)	All or a portion of this security has been segregated as collateral for securities purchased on a delayed-delivery and/or when-issued basis.
(g)	Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(h)	Security or portion of security purchased on a delayed-delivery and/or when-issued basis.
(i)	Zero-coupon bond.

bps—Basis points
Continuously callable—Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO—General Obligation
MUNIPSA—Municipal Swap Index

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Global Equity Income Fund	December 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.7%)
Australia (0.3%):
Consumer Discretionary (0.3%):
Domino's Pizza Enterprises Ltd.	2,530	$217

Austria (0.2%):
Energy (0.2%):
OMV AG	2,395	135

Belgium (0.5%):
Communication Services (0.2%):
Telenet Group Holding NV	4,803	175

Consumer Staples (0.3%):
Etablissements Franz Colruyt NV	4,297	183
		358
Canada (5.0%):
Consumer Discretionary (0.3%):
Dollarama, Inc.	3,899	195

Consumer Staples (0.1%):
Metro, Inc.	1,399	75

Energy (0.6%):
Canadian Natural Resources Ltd.	5,789	245
Parkland Corp.	4,259	117
		362
Financials (4.0%):
Bank of Montreal	5,065	545
Great-West Lifeco, Inc.	5,647	169
IGM Financial, Inc.	5,780	208
Manulife Financial Corp.	13,254	253
Power Corp. of Canada	9,948	329
Royal Bank of Canada	771	82
Sun Life Financial, Inc.	6,426	358
The Bank of Nova Scotia	4,500	319
The Toronto-Dominion Bank	5,611	430
		2,693
		3,325
Denmark (1.1%):
Health Care (0.7%):
Coloplast A/S Class B	621	110
Novo Nordisk A/S Class B	3,439	386
		496
Industrials (0.3%):
AP Moller - Maersk A/S Class B	55	196

Materials (0.1%):
Novozymes A/S B Shares	871	72
		764
Finland (0.5%):
Communication Services (0.1%):
Elisa Oyj	1,132	70

Utilities (0.4%):
Fortum Oyj	7,840	240
		310

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Global Equity Income Fund	December 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
France (1.3%):
Consumer Staples (0.6%):
L'Oreal SA	780	$372

Health Care (0.2%):
Sanofi	1,691	169

Industrials (0.5%):
Bouygues SA	8,738	313
		854
Germany (2.1%):
Consumer Discretionary (0.3%):
Volkswagen AG Preference Shares	947	190

Financials (1.0%):
Allianz SE Registered Shares	2,734	645

Industrials (0.4%):
Deutsche Post AG Registered Shares	4,390	282

Information Technology (0.1%):
SAP SE	603	85

Utilities (0.3%):
E.ON SE	12,518	174
		1,376
Hong Kong (0.9%):
Financials (0.2%):
Hong Kong Exchanges and Clearing Ltd.	2,600	152

Industrials (0.3%):
SITC International Holdings Co. Ltd.	62,000	224

Utilities (0.4%):
Power Assets Holdings Ltd.	37,000	231
		607
Ireland (1.5%):
Health Care (0.1%):
STERIS PLC	353	86

Industrials (0.1%):
Trane Technologies PLC	375	76

Information Technology (1.3%):
Seagate Technology Holdings PLC	7,679	867
		1,029
Italy (1.0%):
Utilities (1.0%):
Enel SpA	39,197	313
Snam SpA	28,565	172
Terna - Rete Elettrica Nazionale	19,120	155
		640
Japan (7.7%):
Communication Services (1.2%):
KDDI Corp.	11,200	327
Nippon Telegraph & Telephone Corp.	16,400	449
		776
Consumer Discretionary (1.8%):
Fast Retailing Co. Ltd.	200	114

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Global Equity Income Fund	December 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Iida Group Holdings Co. Ltd.	22,000	$512
Sony Group Corp.	700	88
Toyota Motor Corp.	27,200	503
		1,217
Consumer Staples (0.4%):
Seven & i Holdings Co. Ltd.	6,400	282

Energy (0.4%):
ENEOS Holdings, Inc.	80,400	300

Financials (1.2%):
Japan Post Holdings Co. Ltd.	24,600	192
ORIX Corp.	9,100	186
Resona Holdings, Inc.	29,800	116
Sumitomo Mitsui Financial Group, Inc.	10,000	341
		835
Health Care (0.2%):
Hoya Corp.	1,100	163

Industrials (1.2%):
ITOCHU Corp.	10,600	324
Kajima Corp.	13,900	160
Mitsubishi Corp.	4,100	130
Mitsui & Co. Ltd.	6,700	159
		773
Information Technology (1.0%):
FUJIFILM Holdings Corp.	2,200	163
Fujitsu Ltd.	1,100	189
Nomura Research Institute Ltd.	4,700	201
Seiko Epson Corp.	5,100	92
		645
Materials (0.3%):
Asahi Kasei Corp.	13,300	125
Nissan Chemical Corp.	1,300	76
		201
		5,192
Netherlands (1.9%):
Communication Services (0.3%):
Koninklijke KPN NV	56,389	175

Industrials (0.5%):
Wolters Kluwer NV	3,057	360

Information Technology (0.7%):
ASML Holding NV	625	500

Materials (0.4%):
LyondellBasell Industries NV Class A	2,763	255
		1,290
Singapore (0.3%):
Financials (0.3%):
Singapore Exchange Ltd.	26,400	182

Spain (0.4%):
Utilities (0.4%):
Enagas SA	6,585	153
Iberdrola SA	9,493	112
		265

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Global Equity Income Fund	December 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Switzerland (5.8%):
Communication Services (0.2%):
Swisscom AG Registered Shares	281	$159

Consumer Discretionary (0.4%):
Garmin Ltd.	1,881	256

Consumer Staples (0.8%):
Nestle SA Registered Shares	4,121	575

Financials (0.8%):
Partners Group Holding AG	96	159
Zurich Insurance Group AG	843	369
		528
Health Care (1.9%):
Novartis AG Registered Shares	8,016	704
Roche Holding AG	1,375	571
		1,275
Industrials (1.1%):
Geberit AG Registered Shares	660	538
SGS SA Registered Shares	58	194
		732
Materials (0.6%):
Givaudan SA Registered Shares	50	263
Holcim Ltd.	2,542	129
		392
		3,917
United Kingdom (2.4%):
Consumer Staples (0.9%):
British American Tobacco PLC	16,398	609

Financials (0.3%):
Admiral Group PLC	4,108	176

Industrials (0.6%):
Intertek Group PLC	1,012	77
RELX PLC	8,774	286
		363
Information Technology (0.2%):
The Sage Group PLC	13,234	153

Materials (0.4%):
Rio Tinto PLC	4,333	286
		1,587
United States (66.8%):
Communication Services (3.8%):
Comcast Corp. Class A	4,505	227
Omnicom Group, Inc.	10,072	738
Sirius XM Holdings, Inc. (a)	38,139	242
The Interpublic Group of Cos., Inc.	5,500	206
Verizon Communications, Inc.	21,437	1,114
		2,527
Consumer Discretionary (6.2%):
Best Buy Co., Inc.	5,806	590
D.R. Horton, Inc.	1,235	134
Genuine Parts Co.	3,457	485
Lowe's Cos., Inc.	1,179	305
McDonald's Corp.	1,375	368
Starbucks Corp.	1,909	223

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Global Equity Income Fund	December 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Target Corp.	3,227	$747
The Home Depot, Inc.	2,478	1,028
Tractor Supply Co.	1,085	259
		4,139
Consumer Staples (6.8%):
Bunge Ltd.	1,054	98
Campbell Soup Co.	4,710	205
Colgate-Palmolive Co.	3,883	331
General Mills, Inc.	5,218	352
Kimberly-Clark Corp.	745	106
Philip Morris International, Inc.	15,168	1,441
The Clorox Co.	2,101	366
The Hershey Co.	1,176	228
The Kroger Co.	9,494	430
The Procter & Gamble Co.	2,776	454
Tyson Foods, Inc. Class A	4,484	391
Walgreens Boots Alliance, Inc.	2,368	124
Walmart, Inc.	459	66
		4,592
Energy (1.0%):
ConocoPhillips	3,816	276
Coterra Energy, Inc.	16,779	319
EOG Resources, Inc.	679	60
		655
Financials (8.8%):
Aflac, Inc.	3,700	216
Ameriprise Financial, Inc.	1,201	362
Citizens Financial Group, Inc.	2,120	100
Comerica, Inc.	1,389	121
Erie Indemnity Co. Class A	1,217	235
Fifth Third Bancorp	3,438	150
Huntington Bancshares, Inc.	8,192	126
KeyCorp	26,225	607
M&T Bank Corp.	3,324	511
MetLife, Inc.	6,854	428
Morgan Stanley	3,816	375
MSCI, Inc.	554	339
Regions Financial Corp.	9,856	215
S&P Global, Inc.	868	410
Synchrony Financial	1,756	81
T. Rowe Price Group, Inc.	2,666	524
The Allstate Corp.	3,932	463
The Goldman Sachs Group, Inc.	866	331
The PNC Financial Services Group, Inc.	943	189
The Travelers Cos., Inc.	1,000	156
		5,939
Health Care (9.0%):
Abbott Laboratories	1,054	148
AmerisourceBergen Corp.	550	73
Amgen, Inc.	3,112	700
Anthem, Inc.	784	363
Bristol-Myers Squibb Co.	3,256	203
Cardinal Health, Inc.	2,964	153
CVS Health Corp.	2,028	209
Danaher Corp.	534	176
Eli Lilly & Co.	2,816	778
Johnson & Johnson	4,762	815
Medtronic PLC	1,251	129
Pfizer, Inc.	10,561	624

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Global Equity Income Fund	December 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Quest Diagnostics, Inc.	2,598	$450
Stryker Corp.	460	123
Thermo Fisher Scientific, Inc.	258	172
UnitedHealth Group, Inc.	1,812	910
		6,026
Industrials (7.6%):
3M Co.	3,247	577
C.H. Robinson Worldwide, Inc.	858	92
Cummins, Inc.	1,636	357
Fastenal Co.	5,169	331
Honeywell International, Inc.	956	199
Illinois Tool Works, Inc.	1,208	298
Lockheed Martin Corp.	1,758	625
Northrop Grumman Corp.	1,059	410
PACCAR, Inc.	3,754	331
Republic Services, Inc.	668	93
Robert Half International, Inc.	4,014	448
Rockwell Automation, Inc.	922	322
Snap-on, Inc.	700	151
Union Pacific Corp.	547	138
United Parcel Service, Inc. Class B	1,961	420
W.W. Grainger, Inc.	384	199
Waste Management, Inc.	482	80
		5,071
Information Technology (17.6%):
Apple, Inc.	12,989	2,306
Broadcom, Inc.	429	286
Cisco Systems, Inc.	15,376	974
Hewlett Packard Enterprise Co.	12,600	199
HP, Inc.	19,588	738
Intel Corp.	9,414	485
Intuit, Inc.	430	277
Juniper Networks, Inc.	4,700	168
Mastercard, Inc. Class A	412	148
Microsoft Corp.	7,427	2,498
NetApp, Inc.	9,071	834
NVIDIA Corp.	1,388	408
Oracle Corp.	5,906	515
Paychex, Inc.	3,287	449
QUALCOMM, Inc.	1,417	259
Texas Instruments, Inc.	4,024	758
The Western Union Co.	17,481	312
Visa, Inc. Class A	758	164
		11,778
Materials (2.5%):
Air Products & Chemicals, Inc.	307	94
Celanese Corp.	707	119
Nucor Corp.	2,143	245
Packaging Corp. of America	3,352	456
PPG Industries, Inc.	1,600	276
RPM International, Inc.	1,083	109
Steel Dynamics, Inc.	2,438	151
The Sherwin-Williams Co.	747	263
		1,713
Utilities (3.5%):
American Electric Power Co., Inc.	1,400	124
Duke Energy Corp.	4,073	427
Exelon Corp.	2,682	155
NRG Energy, Inc.	14,807	638

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Global Equity Income Fund	December 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
OGE Energy Corp.	6,617	$254
The Southern Co.	1,569	108
UGI Corp.	14,447	663
		2,369
		44,809
Total Common Stocks (Cost $48,989)		66,857

Collateral for Securities Loaned (0.4%)^
United States (0.4%):
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.01% (b)	264,299	264
Total Collateral for Securities Loaned (Cost $264)		264

Total Investments (Cost $49,253) — 100.1%		67,121
Liabilities in excess of other assets — (0.1)%		(38)
NET ASSETS - 100.00%		$67,083

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Rate disclosed is the daily yield on December 31, 2021.

PLC—Public Limited Company

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA New York Bond Fund	December 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Other Equity Interests (0.1%)
Utilities (0.1%):
CMS Liquidating Trust (a)(b)	200	$250
Total Other Equity Interests (Cost $499)		250

Municipal Bonds (98.3%)
New York (93.6%):
Albany Capital Resource Corp. Revenue
5.00%, 6/1/49, Continuously Callable @100	$1,500	1,673
4.00%, 11/1/51, Continuously Callable @100	1,250	1,453
Albany County Airport Authority Revenue, Series A, 5.00%, 12/15/48, Continuously Callable @100	1,000	1,222
Brookhaven Local Development Corp. Revenue
5.25%, 11/1/36, Continuously Callable @100	1,500	1,756
4.00%, 10/1/45, Continuously Callable @100	1,000	1,151
Series B, 4.00%, 11/1/55, Continuously Callable @102	1,000	1,070
Broome County Local Development Corp. Revenue, 4.00%, 1/1/47, Continuously Callable @103	500	552
Buffalo & Erie County Industrial Land Development Corp. Revenue
5.00%, 6/1/35, Continuously Callable @103	1,000	1,116
5.00%, 7/1/40, Continuously Callable @100	2,000	2,208
5.00%, 8/1/52, Continuously Callable @100	1,000	1,117
Build NYC Resource Corp. Revenue
5.00%, 6/1/40, Continuously Callable @100	700	783
5.00%, 8/1/40, Pre-refunded 8/1/25 @ 100	1,000	1,159
5.00%, 7/1/41, Continuously Callable @100	500	573
4.00%, 8/1/42, Continuously Callable @100	1,000	1,126
5.00%, 8/1/42, Pre-refunded 8/1/22 @ 100	1,500	1,541
5.50%, 4/1/43, Continuously Callable @100	1,000	1,055
5.00%, 7/1/45, Continuously Callable @100	2,000	2,243
5.00%, 11/1/47	2,000	3,025
5.00%, 6/1/48, Continuously Callable @102	2,000	2,270
4.00%, 7/1/49, Continuously Callable @100	500	566
City of Elmira, GO, 5.00%, 7/1/35, Continuously Callable @100	1,575	1,968
City of New York, GO
0.16%, 10/1/46, Continuously Callable @100 (c)	3,300	3,300
Series 3, 0.15%, 4/1/42, Continuously Callable @100 (c)	1,900	1,900
Series D-1, 4.00%, 12/1/43, Continuously Callable @100	4,000	4,631
City of New York, GO (LOC - Mizuho Corporate Bank Ltd.), Series A-3, 0.07%, 10/1/40, Continuously Callable @100 (c)	200	200
City of Newburgh, GO
Series A, 5.00%, 6/15/23, Continuously Callable @100	825	842
Series A, 5.00%, 6/15/24, Continuously Callable @100	870	889
City of Poughkeepsie, GO
2.50%, 4/29/22	800	804
4.00%, 4/15/27	235	262
4.00%, 4/15/28	125	141
4.00%, 4/15/29	125	142
4.00%, 4/15/30	135	154
5.00%, 6/1/31, Continuously Callable @100	600	669
City of Yonkers, GO (INS - Assured Guaranty Municipal Corp.), Series A, 3.00%, 7/1/25, Continuously Callable @100	665	691
County of Nassau, GO, Series A, 5.00%, 1/1/38, Continuously Callable @100	1,000	1,155
County of Nassau, GO (INS - Assured Guaranty Municipal Corp.), Series C, 5.00%, 4/1/38, Continuously Callable @100	1,000	1,054
Dutchess County Local Development Corp. Revenue
5.00%, 7/1/46, Continuously Callable @100	600	683
Series A, 5.00%, 7/1/44, Pre-refunded 7/1/24 @ 100	1,000	1,115

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA New York Bond Fund	December 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/45, Continuously Callable @100	$2,000	$2,265
Series B, 4.00%, 7/1/41, Continuously Callable @100	2,000	2,228
Series B, 4.00%, 7/1/49, Continuously Callable @100	1,750	1,962
Hempstead Town Local Development Corp. Revenue
5.00%, 7/1/47, Continuously Callable @100	600	718
5.00%, 7/1/48, Continuously Callable @100	300	355
Hudson Yards Infrastructure Corp. Revenue, Series A, 4.00%, 2/15/44, Continuously Callable @100	2,000	2,262
Jefferson County Civic Facility Development Corp. Revenue, 4.00%, 11/1/47, Continuously Callable @100	1,000	1,048
Long Island Power Authority Revenue
Series A, 5.00%, 9/1/44, Continuously Callable @100	2,000	2,219
Series B, 5.00%, 9/1/41, Continuously Callable @100	1,000	1,182
Metropolitan Transportation Authority Revenue
0.60% (MUNIPSA+50bps), 11/15/42, (Put Date 11/15/42) (d)(e)	1,000	999
Series A-1, 5.25%, 11/15/56, Continuously Callable @100	1,000	1,155
Series B, 4.00%, 11/15/50, Continuously Callable @100	1,000	1,114
Series D-1, 5.00%, 11/15/34, Continuously Callable @100	3,000	3,441
Series D-2, 0.55% (MUNIPSA+45bps), 11/15/44, (Put Date 11/15/44) (d)(e)	2,000	2,003
Series D-3, 4.00%, 11/15/49, Continuously Callable @100	2,000	2,270
Monroe County Industrial Development Corp. Revenue
4.00%, 7/1/43, Continuously Callable @100	1,000	1,137
5.00%, 12/1/46, Continuously Callable @100	1,000	1,167
4.00%, 12/1/46, Continuously Callable @100	2,000	2,305
4.00%, 10/1/47, Continuously Callable @100	1,000	1,118
5.00%, 6/1/59, Continuously Callable @100 (f)	1,000	1,176
Series A, 5.00%, 12/1/37, Continuously Callable @100	1,000	1,038
Series A, 5.00%, 12/1/42, Continuously Callable @100	2,000	2,074
Monroe County Industrial Development Corp. Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 1/15/38, Continuously Callable @100	500	538
Nassau County Local Economic Assistance Corp. Revenue, 5.00%, 7/1/37, Pre-refunded 7/1/22 @ 100	1,000	1,024
New York City Housing Development Corp. Revenue, Series K, 4.20%, 11/1/58, Continuously Callable @100	3,000	3,188
New York City Industrial Development Agency Revenue, 4.00%, 3/1/45, Continuously Callable @100	1,005	1,146
New York City Industrial Development Agency Revenue (INS - Assured Guaranty Municipal Corp.), 2.25%, 10/1/29	1,225	1,247
New York City Transitional Finance Authority Building Aid Revenue
Series S, 5.00%, 7/15/43, Continuously Callable @100	1,250	1,406
Series S, 4.00%, 7/15/45, Continuously Callable @100	2,000	2,291
New York City Transitional Finance Authority Future Tax Secured Revenue
4.00%, 8/1/41, Continuously Callable @100	1,000	1,160
4.00%, 11/1/42, Continuously Callable @100	2,000	2,340
Series B, 4.00%, 8/1/41, Continuously Callable @100	1,000	1,119
Series B-1, 4.00%, 11/1/45, Continuously Callable @100	2,000	2,346
New York City Trust for Cultural Resources Revenue
5.00%, 8/1/43, Pre-refunded 8/1/23 @ 100	1,000	1,074
4.00%, 7/1/46, Continuously Callable @100	1,000	1,100
Series A, 4.00%, 12/1/35, Continuously Callable @100	1,000	1,199
New York Convention Center Development Corp. Revenue
5.00%, 11/15/45, Continuously Callable @100	500	573
Series S, 11/15/37 (g)	1,000	693
New York Convention Center Development Corp. Revenue (INS - Assured Guaranty Municipal Corp.), Series B, 11/15/48 (g)	2,000	959
New York Counties Tobacco Trust VI Revenue, 5.00%, 6/1/45, Continuously Callable @100	500	555
New York Liberty Development Corp. Revenue

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA New York Bond Fund	December 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
5.25%, 10/1/35	$2,500	$3,535
5.50%, 10/1/37	560	835
5.00%, 11/15/44, Continuously Callable @100 (f)	1,000	1,096
2.80%, 9/15/69, Continuously Callable @100	1,500	1,548
Series A, 2.20%, 11/15/33, Continuously Callable @100	1,000	1,012
New York State Dormitory Authority Revenue
5.00%, 7/1/34, Continuously Callable @100	500	553
5.00%, 12/1/37, Continuously Callable @100 (f)	1,300	1,541
4.00%, 8/1/38, Continuously Callable @100	4,000	4,534
6.00%, 7/1/40, Continuously Callable @100 (b)(f)	3,000	3,058
5.00%, 7/1/42, Continuously Callable @100	250	256
5.00%, 5/1/43, Continuously Callable @100	1,000	1,129
5.75%, 7/1/43, Continuously Callable @100	1,000	1,067
3.50%, 7/1/44, Continuously Callable @100	1,000	1,052
4.00%, 7/1/45, Continuously Callable @100	2,000	2,128
5.00%, 7/1/51, Continuously Callable @100	725	869
Series A, 5.00%, 5/1/38, Continuously Callable @100	500	525
Series A, 4.00%, 7/1/41, Continuously Callable @100	1,000	1,128
Series A, 4.00%, 7/1/43, Continuously Callable @100	2,000	2,262
Series A, 5.00%, 7/1/44, Continuously Callable @100	1,500	1,589
Series A, 4.00%, 7/1/45, Continuously Callable @100	2,250	2,632
Series A, 4.00%, 3/15/47, Continuously Callable @100	4,000	4,705
Series A, 4.00%, 3/15/48, Continuously Callable @100	3,000	3,417
Series A, 5.00%, 7/1/48, Continuously Callable @100	1,000	1,215
Series A, 4.00%, 3/15/49, Continuously Callable @100	1,500	1,718
Series A, 4.00%, 7/1/49, Continuously Callable @100	1,000	1,142
Series A, 4.00%, 9/1/50, Continuously Callable @100	500	567
Series A, 4.00%, 7/1/53, Continuously Callable @100	500	575
Series A-1, 4.00%, 7/1/45, Continuously Callable @100	3,000	3,350
Series C, 4.00%, 7/1/47, Continuously Callable @100	1,000	1,123
Series D, 5.00%, 5/1/39, Continuously Callable @100	500	507
New York State Dormitory Authority Revenue (INS - AMBAC Assurance Corp.)
Series 1, 5.50%, 7/1/40	2,000	3,034
Series A, 5.50%, 5/15/30	3,275	4,419
New York State Dormitory Authority Revenue (NBGA - State of New York Mortgage Agency), 5.00%, 6/1/33, Continuously Callable @100	2,320	2,328
New York State Environmental Facilities Corp. Revenue, 4.00%, 8/15/46, Continuously Callable @100	1,000	1,130
New York State Housing Finance Agency Revenue (LIQ - Deutsche Bank A.G.), Series DBE-DBE-8073, 0.50%, 8/1/50, Continuously Callable @100 (c)(f)	6,046	6,046
New York State Thruway Authority Revenue
Series A, 4.00%, 1/1/56, Continuously Callable @100	1,000	1,090
Series B, 4.00%, 1/1/53, Continuously Callable @100	1,000	1,146
New York State Urban Development Corp. Revenue, 5.00%, 3/15/42, Continuously Callable @100	3,000	3,713
Niagara Tobacco Asset Securitization Corp. Revenue, 5.25%, 5/15/40, Continuously Callable @100	750	816
Oneida County Local Development Corp. Revenue
4.00%, 7/1/39, Continuously Callable @100	750	832
4.00%, 12/1/51, Continuously Callable @100	500	574
Onondaga Civic Development Corp. Revenue
5.00%, 10/1/40, Continuously Callable @100	1,000	1,082
4.00%, 7/1/41, Continuously Callable @100	300	346
5.00%, 7/1/42, Pre-refunded 7/1/22 @ 100	1,000	1,024
5.00%, 1/1/43, Continuously Callable @100	740	870
Onondaga County Trust for Cultural Resources Revenue, 5.00%, 5/1/40, Continuously Callable @100	800	913

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA New York Bond Fund	December 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Southold Local Development Corp. Revenue, 5.00%, 12/1/45, Continuously Callable @100	$1,000	$1,091
St. Lawrence County Industrial Development Agency Revenue
4.00%, 7/1/43, Continuously Callable @100	500	556
5.00%, 9/1/47, Continuously Callable @100	1,770	2,036
State of New York Mortgage Agency Revenue, Series 211, 3.80%, 10/1/48, Continuously Callable @100	1,615	1,697
Suffolk County Economic Development Corp. Revenue, Series C, 5.00%, 7/1/33, Continuously Callable @100	250	277
Suffolk Tobacco Asset Securitization Corp. Revenue, Series B, 5.00%, 6/1/32, Pre-refunded 6/1/22 @ 100	1,450	1,478
Tompkins County Development Corp. Revenue, 5.00%, 7/1/44, Continuously Callable @100	1,375	1,486
Triborough Bridge & Tunnel Authority Revenue, Series B, 11/15/32 (g)	1,000	826
TSASC, Inc. Revenue, Series A, 5.00%, 6/1/41, Continuously Callable @100	1,000	1,152
Westchester County Healthcare Corp. Revenue, Series B, 6.00%, 11/1/30, Continuously Callable @100	125	125
Westchester County Local Development Corp. Revenue
5.00%, 1/1/34, Continuously Callable @100	1,500	1,558
5.00%, 7/1/42, Continuously Callable @104	450	507
5.00%, 11/1/46, Continuously Callable @100	1,000	1,128
5.00%, 6/1/47, Continuously Callable @100	1,000	1,120
Westchester Tobacco Asset Securitization Revenue, Series B, 5.00%, 6/1/41, Continuously Callable @100	500	592
		203,113
Guam (4.1%):
Antonio B. Won Pat International Airport Authority Revenue (INS - Assured Guaranty Municipal Corp.), Series B, 5.75%, 10/1/43, Pre-refunded 10/1/23 @ 100	1,000	1,094
Guam Government Waterworks Authority Revenue
5.50%, 7/1/43, Pre-refunded 7/1/23 @ 100	1,000	1,077
Series A, 5.00%, 7/1/29, Continuously Callable @100	1,000	1,094
Series A, 5.00%, 7/1/35, Continuously Callable @100	500	546
Guam Power Authority Revenue, Series A, 5.00%, 10/1/37, Continuously Callable @100	1,165	1,347
Guam Power Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 10/1/30, Continuously Callable @100	1,000	1,031
Series A, 5.00%, 10/1/39, Continuously Callable @100	500	552
Territory of Guam Revenue
Series A, 5.00%, 12/1/46, Continuously Callable @100	500	565
Series B, 5.00%, 1/1/37, Continuously Callable @100	500	500
Series D, 5.00%, 11/15/39, Continuously Callable @100	1,000	1,123
		8,929
Puerto Rico (0.6%):
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue, 5.13%, 4/1/32, Continuously Callable @100	1,390	1,402
Total Municipal Bonds (Cost $197,267)		213,444
Total Investments (Cost $197,766) — 98.4%		213,694
Other assets in excess of liabilities — 1.6%		3,379
NET ASSETS - 100.00%		$217,073

(a)	Non-income producing security.
(b)	The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of December 31, 2021, illiquid securities were 1.5% of net assets.

(c)	Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Variable or Floating-Rate Security. Rate disclosed is as of December 31, 2021.
(e)	Put Bond.
(f)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of December 31, 2021, the fair value of these securities was $12,917 (thousands) and amounted to 6.0% of net assets.
(g)	Zero-coupon bond.

AMBAC—American Municipal Bond Assurance Corporation
bps—Basis points
Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO—General Obligation
LOC—Letter of Credit
MUNIPSA—Municipal Swap Index

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Target Managed Allocation Fund	December 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Exchange-Traded Funds (98.2%)
iShares 20+ Year Treasury Bond ETF	140,242	$20,782
iShares Core U.S. REIT ETF (a)	600,507	40,588
iShares MSCI Canada ETF (b)	1,040,741	39,996
JPMorgan BetaBuilders Canada ETF	360,675	24,237
JPMorgan BetaBuilders MSCI U.S. REIT ETF	108,649	12,067
U.S. Oil Fund LP (b)(c)	394,675	21,455
Vanguard FTSE All-World ex-U.S. ETF	62,270	3,816
Vanguard Real Estate ETF (b)	524,056	60,796
Vanguard S&P 500 ETF (a)	431,154	188,229
Vanguard Total Stock Market ETF (a)	570,204	137,670
Total Exchange-Traded Funds (Cost $488,039)		549,636

Collateral for Securities Loaned (8.6%)^
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.01% (d)	17,315,212	17,315
HSBC U.S. Government Money Market Fund, I Shares, 0.03% (d)	23,040,572	23,040
State Street Institutional U.S. Government Money Market Fund, Institutional Shares, 0.03% (d)	7,742,702	7,743
Total Collateral for Securities Loaned (Cost $48,098)		48,098
Total Investments (Cost $536,137) — 106.8%		597,734
Liabilities in excess of other assets — (6.8)%		(37,899)
NET ASSETS - 100.00%		$559,835

At December 31, 2021, the Fund's investments in foreign securities were 12.2% of net assets.

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security has been segregated as collateral for derivative instruments.
(b)	All or a portion of this security is on loan.
(c)	Non-income producing security.
(d)	Rate disclosed is the daily yield on December 31, 2021.

ETF—Exchange-Traded Fund
LP—Limited Partnership
REIT—Real Estate Investment Trust

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures	413	3/18/22	$97,111,444	$98,263,025	$1,151,581
S&P/Toronto Stock Exchange 60 Index Futures	211	3/17/22	41,440,915	42,737,176	724,759
Swiss Market Index Futures	265	3/18/22	35,721,255	37,232,078	1,048,715
					$2,925,055

Futures Contracts Sold

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Asx Spi 200 Index Futures	349	3/17/22	$44,934,298	$46,628,193	$(593,130)
Euro Stoxx 50 Futures	1,344	3/18/22	63,211,306	65,598,853	(1,820,635)
Hang Seng Index Futures	125	1/28/22	18,632,104	18,797,372	(163,084)
Tokyo Price Index Futures	268	3/10/22	46,115,636	46,418,225	(924,805)
					(3,501,654)

Total unrealized appreciation	$2,925,055
Total unrealized depreciation	(3,501,654)
Total net unrealized appreciation (depreciation)	$(576,599)

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Tax Exempt Intermediate-Term Fund	December 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value

Common Stocks (0.0%)(a)
Utilities (0.0%):
Energy Harbor Corp. (b)	8,001	$360

Total Common Stocks (Cost $199)		360

Municipal Bonds (99.7%)
Alabama (2.0%):
Infirmary Health System Special Care Facilities Financing Authority of Mobile Revenue, 5.00%, 2/1/36, Continuously Callable @100	$8,000	9,259
Lower Alabama Gas District Revenue
Series A, 5.00%, 9/1/27	5,000	6,009
Series A, 5.00%, 9/1/28	7,000	8,573
Series A, 5.00%, 9/1/34 (c)	35,000	46,685
Montgomery Medical Clinic Board Revenue
5.00%, 3/1/33, Continuously Callable @100	5,955	6,810
5.00%, 3/1/36, Continuously Callable @100	1,750	1,996
Southeast Energy Authority A Cooperative District Revenue, Series B, 4.00%, 12/1/51, (Put Date 12/1/31) (d)	18,000	21,832
The Health Care Authority of the City of Huntsville Revenue
Series B1, 4.00%, 6/1/39, Continuously Callable @100	2,000	2,340
Series B1, 4.00%, 6/1/40, Continuously Callable @100	2,555	2,978
		106,482
Arizona (2.2%):
Apache County IDA Revenue, Series A, 4.50%, 3/1/30, Continuously Callable @100	20,310	20,431
Arizona Health Facilities Authority Revenue
5.00%, 2/1/27, Continuously Callable @100	6,000	6,021
1.95% (MUNIPSA+185bps), 2/1/48, (Put Date 2/1/23) (d)(e)	30,000	30,590
Arizona IDA Revenue
4.00%, 12/15/41, Continuously Callable @100 (f)	500	549
Series A, 4.00%, 7/1/41, Continuously Callable @100	750	845
Series B, 4.00%, 7/1/41, Continuously Callable @100	600	647
City of Phoenix Civic Improvement Corp. Revenue (INS - National Public Finance Guarantee Corp.)
5.50%, 7/1/24	3,270	3,660
5.50%, 7/1/25	2,115	2,460
Maricopa County IDA Revenue
0.67% (MUNIPSA+57bps), 1/1/35, (Put Date 10/18/24) (d)(e)	2,360	2,411
5.00%, 7/1/39, Continuously Callable @100 (f)	2,000	2,349
4.00%, 7/1/41, Continuously Callable @100 (f)	1,250	1,408
Tempe IDA Revenue, Series A, 4.00%, 12/1/38, Continuously Callable @102	2,690	3,003
The City of Phoenix IDA Revenue
3.75%, 7/1/24	3,465	3,607
5.00%, 7/1/34, Continuously Callable @100	11,100	12,086
5.00%, 7/1/36, Continuously Callable @100	1,675	1,870
5.00%, 10/1/36, Continuously Callable @100	4,250	4,987
The County of Pima IDA Revenue, 4.00%, 6/15/41, Continuously Callable @100 (f)(g)	3,500	3,642
The Pima County IDA Revenue
4.13%, 6/15/29, Continuously Callable @100 (f)	4,900	4,936
4.00%, 4/1/40, Continuously Callable @100	1,350	1,592
4.00%, 4/1/41, Continuously Callable @100	1,690	1,987
The Prima County IDA Revenue
4.00%, 6/15/22 (f)	250	253
Series A, 4.50%, 6/1/30, Continuously Callable @100	2,680	2,721
The Yavapai County IDA Revenue, 4.00%, 8/1/38, Continuously Callable @100	1,000	1,164
		113,219

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	December 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Arkansas (0.8%):
Arkansas Development Finance Authority Revenue
5.00%, 9/1/37, Continuously Callable @100	$1,000	$1,259
5.00%, 9/1/38, Continuously Callable @100	1,000	1,257
5.00%, 9/1/39, Continuously Callable @100	1,000	1,254
5.00%, 9/1/40, Continuously Callable @100	1,045	1,308
1.63% (MUNIPSA+155bps), 9/1/44, (Put Date 9/1/22) (d)(e)	29,000	29,212
University of Arkansas - Pulaski Technical College Revenue (INS - Build America Mutual Assurance Co.), 5.00%, 9/1/30, Continuously Callable @100	4,290	4,957
		39,247
California (5.4%):
Anaheim Public Financing Authority Revenue
Series A, 5.00%, 5/1/28, Pre-refunded 5/1/24 @ 100	500	554
Series A, 5.00%, 5/1/29, Pre-refunded 5/1/24 @ 100	500	554
Series A, 5.00%, 5/1/30, Pre-refunded 5/1/24 @ 100	1,000	1,108
Bay Area Toll Authority Revenue
1.20% (MUNIPSA+110bps), 4/1/45, (Put Date 4/1/24) (d)(e)	17,000	17,362
1.00% (MUNIPSA+90bps), 4/1/45, (Put Date 5/1/23) (d)(e)	10,000	10,113
California Health Facilities Financing Authority Revenue, 2.00%, 10/1/36, (Put Date 10/1/25) (d)	8,500	8,940
California Municipal Finance Authority Revenue (LIQ - Deutsche Bank A.G.), Series DBE-8061, 0.50%, 1/1/60, Callable 1/1/37 @ 100 (f)(h)	5,125	5,125
California School Finance Authority Revenue
5.00%, 8/1/31, Continuously Callable @100 (f)	450	509
5.00%, 8/1/31, Pre-refunded 8/1/25 @ 100 (f)	50	58
5.00%, 8/1/36, Continuously Callable @100 (f)	1,450	1,635
5.00%, 8/1/36, Pre-refunded 8/1/25 @ 100 (f)	150	174
California State Public Works Board Revenue
Series A, 5.00%, 3/1/25, Continuously Callable @100	1,250	1,318
Series A, 5.00%, 3/1/26, Continuously Callable @100	1,365	1,439
Series A, 5.00%, 4/1/28, Continuously Callable @100	10,000	10,117
Series A, 5.00%, 4/1/29, Continuously Callable @100	5,000	5,058
Series B, 5.00%, 10/1/31, Continuously Callable @100	11,465	12,864
Series G, 5.00%, 11/1/23, Continuously Callable @100	1,185	1,232
Series G, 5.00%, 11/1/24, Continuously Callable @100	2,000	2,079
Series G, 5.00%, 11/1/28, Continuously Callable @100	7,000	7,277
California State University Revenue
5.00%, 11/1/29, Pre-refunded 11/1/24 @ 100	9,835	11,107
5.00%, 11/1/29, Pre-refunded 11/1/24 @ 100	165	187
Series A, 5.00%, 11/1/33, Continuously Callable @100	10,000	11,646
California Statewide Communities Development Authority Revenue
5.00%, 5/15/32, Continuously Callable @100	1,250	1,459
5.00%, 5/15/33, Continuously Callable @100	2,000	2,332
5.00%, 5/15/34, Continuously Callable @100	1,250	1,456
5.00%, 5/15/35, Continuously Callable @100	2,000	2,329
California Statewide Communities Development Authority Revenue (LIQ - Deutsche Bank A.G.), Series DBE-8052, 0.50%, 4/1/52, Callable 2/8/22 @ 100 (f)(h)	19,600	19,600
Cerritos Community College District, GO
Series D, 8/1/25 (i)	1,510	1,477
Series D, 8/1/27 (i)	1,000	947
Series D, 8/1/28 (i)	1,000	930
Chula Vista Municipal Financing Authority Special Tax
Series B, 5.00%, 9/1/27, Continuously Callable @100	1,520	1,749
Series B, 5.00%, 9/1/28, Continuously Callable @100	1,700	1,955
Series B, 5.00%, 9/1/29, Continuously Callable @100	1,785	2,051
Series B, 5.00%, 9/1/30, Continuously Callable @100	2,635	3,025
Series B, 5.00%, 9/1/31, Continuously Callable @100	2,095	2,403

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	December 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
City & County of San Francisco Revenue (LIQ - Deutsche Bank A.G.), Series DBE-8059, 0.50%, 12/1/52, Callable 2/8/22 @ 100 (f)(h)	$20,900	$20,900
City of Irvine Special Assessment, 5.00%, 9/2/29, Callable 9/2/23 @ 100	1,000	1,071
City of Los Angeles Revenue (LIQ - Deutsche Bank A.G.), Series DBE-8067, 0.50%, 10/1/58, Callable 1/14/22 @ 100 (f)(h)	10,500	10,500
City of San Diego Tobacco Settlement Revenue Funding Corp. Revenue, Series C, 4.00%, 6/1/32, Continuously Callable @100	705	778
City of Tulare Sewer Revenue (INS - Assured Guaranty Municipal Corp.)
5.00%, 11/15/32, Continuously Callable @100	1,605	1,860
5.00%, 11/15/33, Continuously Callable @100	1,570	1,818
5.00%, 11/15/34, Continuously Callable @100	3,655	4,230
5.00%, 11/15/35, Continuously Callable @100	2,340	2,706
County of Los Angeles Certificate of Participation, 5.00%, 3/1/23	1,300	1,370
El Camino Community College District, GO
Series C, 8/1/26 (i)	6,810	6,563
Series C, 8/1/27 (i)	7,665	7,268
Series C, 8/1/28 (i)	5,500	5,120
Foothill-Eastern Transportation Corridor Agency Revenue (INS - Assured Guaranty Municipal Corp.), 1/15/35 (i)	5,500	4,202
Fresno Joint Powers Financing Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 4/1/32, Continuously Callable @100	1,000	1,208
Series A, 5.00%, 4/1/35, Continuously Callable @100	1,000	1,204
Series A, 5.00%, 4/1/36, Continuously Callable @100	420	505
Golden State Tobacco Securitization Corp. Revenue (INS - Assured Guaranty Municipal Corp.), Series A, 6/1/25 (i)	46,605	45,438
Pittsburg Successor Agency Redevelopment Agency Tax Allocation (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 9/1/27, Continuously Callable @100	3,500	4,188
Series A, 5.00%, 9/1/28, Continuously Callable @100	2,640	3,156
San Diego Public Facilities Financing Authority Revenue
Series A, 5.00%, 10/15/33, Continuously Callable @100	1,635	1,899
Series A, 5.00%, 10/15/34, Continuously Callable @100	1,000	1,160
Series A, 5.00%, 10/15/35, Continuously Callable @100	1,250	1,449
Series B, 5.00%, 10/15/30, Continuously Callable @100	775	902
Series B, 5.00%, 10/15/31, Continuously Callable @100	1,000	1,163
Series B, 5.00%, 10/15/32, Continuously Callable @100	1,000	1,162
		283,989
Colorado (2.1%):
Adams & Arapahoe Joint School District 28J Aurora, GO, 12/1/22 (i)	5,000	4,990
Colorado Health Facilities Authority Revenue
5.00%, 6/1/28, Pre-refunded 6/1/23 @ 100	2,750	2,932
5.00%, 12/1/28, Continuously Callable @100	1,000	1,135
5.00%, 12/1/29, Continuously Callable @100	1,500	1,701
5.00%, 6/1/31, Pre-refunded 6/1/25 @ 100	2,310	2,658
5.00%, 6/1/32, Pre-refunded 6/1/25 @ 100	2,000	2,301
5.00%, 6/1/33, Pre-refunded 6/1/25 @ 100	2,470	2,842
5.00%, 6/1/34, Pre-refunded 6/1/27 @ 100	4,455	5,452
5.00%, 6/1/34, Pre-refunded 6/1/25 @ 100	6,385	7,346
5.00%, 6/1/35, Pre-refunded 6/1/27 @ 100	2,000	2,447
5.00%, 6/1/35, Pre-refunded 6/1/25 @ 100	3,385	3,894
5.00%, 12/1/35, Continuously Callable @100	4,000	4,515
5.00%, 6/1/36, Pre-refunded 6/1/27 @ 100	4,000	4,895
Series A, 4.00%, 8/1/38, Continuously Callable @100	1,000	1,166
Series A, 4.00%, 8/1/39, Continuously Callable @100	1,250	1,451
Series A, 4.00%, 11/1/39, Continuously Callable @100	3,500	4,099
Series A, 4.00%, 12/1/40, Continuously Callable @103	2,000	2,296
Denver Health & Hospital Authority Revenue
Series A, 5.00%, 12/1/34, Continuously Callable @100 (f)	7,355	8,807

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	December 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series A, 4.00%, 12/1/37, Continuously Callable @100	$1,250	$1,445
Series A, 4.00%, 12/1/38, Continuously Callable @100	1,250	1,437
Series A, 4.00%, 12/1/39, Continuously Callable @100	1,000	1,149
Park Creek Metropolitan District Revenue
5.00%, 12/1/32, Continuously Callable @100	1,250	1,431
5.00%, 12/1/34, Continuously Callable @100	1,000	1,143
Regional Transportation District Certificate of Participation
Series A, 5.00%, 6/1/29, Continuously Callable @100	7,585	8,063
Series A, 5.00%, 6/1/30, Continuously Callable @100	14,175	15,066
Series A, 5.00%, 6/1/31, Continuously Callable @100	15,005	15,944
		110,605
Connecticut (3.9%):
City of Bridgeport, GO
Series B, 5.00%, 8/15/27	335	411
Series B, 5.00%, 8/15/27	4,485	5,423
Series B, 5.00%, 8/15/27	180	221
City of New Haven, GO
Series A, 5.00%, 8/1/28	1,000	1,235
Series A, 5.50%, 8/1/30, Continuously Callable @100	1,000	1,261
Series A, 5.50%, 8/1/32, Continuously Callable @100	1,200	1,506
Series A, 5.50%, 8/1/36, Continuously Callable @100	1,810	2,254
City of New Haven, GO (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 8/15/30, Continuously Callable @100	1,000	1,183
Series A, 5.00%, 8/15/32, Continuously Callable @100	1,000	1,180
Series A, 5.00%, 8/15/33, Continuously Callable @100	1,000	1,179
Series A, 5.00%, 8/15/34, Continuously Callable @100	1,350	1,590
City of West Haven, GO
4.00%, 9/15/36, Continuously Callable @100	1,500	1,742
Series B, 5.00%, 11/1/32, Continuously Callable @100	400	475
Series B, 5.00%, 11/1/37, Continuously Callable @100	350	413
Connecticut State Health & Educational Facilities Authority Revenue
5.00%, 7/1/32, Continuously Callable @100	1,950	2,320
5.00%, 7/1/34, Continuously Callable @100	725	859
5.00%, 7/1/35, Continuously Callable @100	1,170	1,386
5.00%, 7/1/36, Continuously Callable @100	1,125	1,332
5.00%, 7/1/37, Continuously Callable @100	1,275	1,508
Series A, 5.00%, 7/1/33, Continuously Callable @100	2,000	2,475
Series A, 4.00%, 7/1/38, Continuously Callable @100	2,000	2,339
Series A, 4.00%, 7/1/38, Continuously Callable @100	7,000	8,096
Series A, 4.00%, 7/1/39, Continuously Callable @100	2,000	2,329
Series E, 5.00%, 7/1/34, Continuously Callable @100	10,000	11,084
Harbor Point Infrastructure Improvement District Tax Allocation, 5.00%, 4/1/30, Continuously Callable @100 (f)	10,000	11,592
Mashantucket Western Pequot Tribe Revenue, 7/1/31 (j)(k)	8,475	1,834
Metropolitan District, GO
5.00%, 7/15/33, Continuously Callable @100	750	932
5.00%, 7/15/34, Continuously Callable @100	1,000	1,238
5.00%, 7/15/35, Continuously Callable @100	750	927
5.00%, 7/15/36, Continuously Callable @100	1,000	1,237
4.00%, 7/15/37, Continuously Callable @100	1,000	1,166
State of Connecticut Special Tax Revenue
5.00%, 1/1/34, Continuously Callable @100	20,000	24,688
5.00%, 1/1/35, Continuously Callable @100	20,000	24,542
Series B, 5.00%, 10/1/37, Continuously Callable @100	6,000	7,472
Series B, 5.00%, 10/1/38, Continuously Callable @100	4,000	4,978
State of Connecticut, GO
Series A, 5.00%, 4/15/33, Continuously Callable @100	5,000	6,169
Series A, 5.00%, 4/15/34, Continuously Callable @100	5,575	6,863
Series A, 5.00%, 4/15/35, Continuously Callable @100	5,000	6,146
Series A, 4.00%, 4/15/37, Continuously Callable @100	1,825	2,145
Series C, 5.00%, 6/15/33, Continuously Callable @100	1,100	1,360

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	December 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series C, 5.00%, 6/15/34, Continuously Callable @100	$2,625	$3,240
Series C, 5.00%, 6/15/35, Continuously Callable @100	2,500	3,080
Series E, 5.00%, 9/15/35, Continuously Callable @100	2,000	2,474
Series E, 5.00%, 9/15/37, Continuously Callable @100	2,000	2,472
Series G, 5.00%, 11/15/35, Continuously Callable @100	5,000	5,789
Town of Hamden, GO (INS - Build America Mutual Assurance Co.), Series A, 5.00%, 8/15/30, Continuously Callable @100	1,200	1,471
University of Connecticut Revenue
Series A, 5.00%, 4/15/34, Continuously Callable @100	6,805	8,383
Series A, 5.00%, 4/15/35, Continuously Callable @100	6,500	7,995
Series A, 5.00%, 4/15/36, Continuously Callable @100	11,175	13,718
		205,712
District of Columbia (0.4%):
District of Columbia Housing Finance Agency Revenue (LIQ - Deutsche Bank A.G.), Series DBE-8069, 0.50%, 6/1/39, Callable 6/1/38 @ 101 (f)(h)	10,000	10,000
District of Columbia Revenue
5.00%, 7/1/23	200	209
6.00%, 7/1/33, Pre-refunded 7/1/23 @ 100	1,280	1,390
5.00%, 7/1/39, Continuously Callable @100	800	957
4.00%, 7/1/39, Continuously Callable @100	1,000	1,121
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
4.00%, 10/1/35, Continuously Callable @100	1,000	1,164
4.00%, 10/1/36, Continuously Callable @100	1,250	1,452
4.00%, 10/1/37, Continuously Callable @100	1,500	1,737
4.00%, 10/1/38, Continuously Callable @100	1,000	1,155
Washington Convention & Sports Authority Revenue
Series A, 4.00%, 10/1/38, Continuously Callable @100	1,250	1,482
Series A, 4.00%, 10/1/39, Continuously Callable @100	500	592
Series A, 4.00%, 10/1/40, Continuously Callable @100	750	884
		22,143
Florida (6.6%):
Alachua County Health Facilities Authority Revenue, 4.00%, 10/1/40, Continuously Callable @103	700	778
City of Cape Coral Water & Sewer Revenue
4.00%, 10/1/35, Continuously Callable @100	1,485	1,713
4.00%, 10/1/36, Continuously Callable @100	1,400	1,612
4.00%, 10/1/37, Continuously Callable @100	3,000	3,451
City of Jacksonville Revenue, 5.00%, 10/1/28, Continuously Callable @100	3,500	3,622
City of Pompano Beach Revenue
3.50%, 9/1/35, Continuously Callable @103	3,345	3,564
4.00%, 9/1/40, Continuously Callable @103	2,500	2,721
Series A, 4.00%, 9/1/36, Continuously Callable @103	1,050	1,171
Series A, 4.00%, 9/1/41, Continuously Callable @103	1,215	1,343
Series B-1, 2.00%, 1/1/29	3,300	3,319
City of Port St. Lucie Special Assessment
4.00%, 7/1/31, Continuously Callable @100	3,195	3,638
4.00%, 7/1/32, Continuously Callable @100	2,000	2,275
4.00%, 7/1/33, Continuously Callable @100	2,785	3,164
City of Port St. Lucie Utility System Revenue, 4.00%, 9/1/31, Continuously Callable @100	1,000	1,147
City of Tampa Revenue
Series A, 2.90%, 9/1/36, Continuously Callable @80	700	459
Series A, 2.94%, 9/1/37, Continuously Callable @77	700	443
Series A, 3.09%, 9/1/38, Continuously Callable @74	850	510
Series A, 3.17%, 9/1/39, Continuously Callable @71	700	401
Series A, 3.22%, 9/1/40, Continuously Callable @67	850	468
Series B, 4.00%, 7/1/38, Continuously Callable @100	350	412
Series B, 4.00%, 7/1/39, Continuously Callable @100	700	821

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	December 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Cityplace Community Development District Special Assessment (INS - Assured Guaranty Municipal Corp.)
5/1/33 (l)	$3,470	$3,664
5/1/38, Continuously Callable @100 (m)	7,900	8,892
County of Broward FL Tourist Development Tax Revenue
4.00%, 9/1/38, Continuously Callable @100	3,560	4,260
4.00%, 9/1/39, Continuously Callable @100	8,535	10,186
4.00%, 9/1/40, Continuously Callable @100	14,740	17,544
4.00%, 9/1/41, Continuously Callable @100	13,465	15,986
County of Escambia Revenue, 0.13%, 7/1/22 (c)(h)	1,600	1,600
County of Jackson Revenue, 0.13%, 7/1/22, Continuously Callable @100 (h)	2,500	2,500
County of Lee Airport Revenue, 5.00%, 10/1/33, Continuously Callable @100	4,000	4,600
County of Lee Revenue
5.00%, 10/1/23	2,500	2,704
5.00%, 10/1/24	2,700	3,038
County of Lee Tourist Development Tax Revenue
Series B, 4.00%, 10/1/36, Continuously Callable @100	4,685	5,550
Series B, 4.00%, 10/1/37, Continuously Callable @100	4,970	5,875
Series B, 4.00%, 10/1/38, Continuously Callable @100	5,230	6,163
County of Miami-Dade Florida Water & Sewer System Revenue
4.00%, 10/1/41, Continuously Callable @100	1,500	1,796
4.00%, 10/1/42, Continuously Callable @100	2,000	2,390
County of Miami-Dade Revenue, Series A, 5.00%, 10/1/25, Pre-refunded 10/1/22 @ 100	2,000	2,071
County of Miami-Dade Seaport Department Revenue
Series B-2, 4.00%, 10/1/41, Continuously Callable @100	10,000	12,069
Series B-2, 4.00%, 10/1/43, Continuously Callable @100	15,340	18,403
County of St Lucie Sales Tax Revenue (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 10/1/28, Continuously Callable @100	7,370	7,939
Escambia County Health Facilities Authority Revenue
5.00%, 8/15/33, Continuously Callable @100	1,400	1,747
5.00%, 8/15/35, Continuously Callable @100	1,290	1,605
5.00%, 8/15/40, Continuously Callable @100	2,900	3,567
Florida Development Finance Corp. Revenue
4.00%, 11/15/37, Continuously Callable @100	2,000	2,421
4.00%, 11/15/38, Continuously Callable @100	1,800	2,170
4.00%, 11/15/39, Continuously Callable @100	1,500	1,796
Series A, 5.00%, 6/15/35, Continuously Callable @100 (f)	1,000	1,161
Series A, 5.00%, 6/15/40, Continuously Callable @100 (f)	1,650	1,904
Florida Higher Educational Facilities Financial Authority Revenue
5.00%, 10/1/35, Continuously Callable @100	1,250	1,515
5.00%, 10/1/36, Continuously Callable @100	1,000	1,207
4.00%, 10/1/37, Continuously Callable @100	1,000	1,115
4.00%, 10/1/38, Continuously Callable @100	750	835
5.00%, 3/1/39, Continuously Callable @100	7,055	8,268
4.00%, 10/1/39, Continuously Callable @100	800	884
Halifax Hospital Medical Center Revenue
5.00%, 6/1/35, Continuously Callable @100	2,325	2,636
5.00%, 6/1/36, Continuously Callable @100	2,750	3,205
Lake County School Board Certificate of Participation (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 6/1/29, Pre-refunded 6/1/24 @ 100	1,250	1,389
Series A, 5.00%, 6/1/30, Pre-refunded 6/1/24 @ 100	2,225	2,471
Lee County IDA Revenue
5.00%, 10/1/28, Pre-refunded 10/1/22 @ 100	7,245	7,502
5.00%, 11/15/39, Continuously Callable @103	1,500	1,790
Lee County School Board Certificate of Participation, Series A, 5.00%, 8/1/28, Continuously Callable @100	3,750	4,177

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	December 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Lee Memorial Health System Revenue, Series A-1, 4.00%, 4/1/37, Continuously Callable @100	$5,000	$5,837
Miami Beach Health Facilities Authority Revenue, 5.00%, 11/15/29, Pre-refunded 11/15/22 @ 100	6,560	6,830
Miami-Dade County Expressway Authority Revenue
Series A, 5.00%, 7/1/28, Continuously Callable @100	10,000	10,217
Series A, 5.00%, 7/1/29, Continuously Callable @100	7,000	7,151
Series A, 5.00%, 7/1/29, Continuously Callable @100	1,000	1,104
Series A, 5.00%, 7/1/30, Continuously Callable @100	1,610	1,777
Series A, 5.00%, 7/1/31, Continuously Callable @100	1,255	1,384
Series A, 5.00%, 7/1/32, Continuously Callable @100	2,000	2,205
Series A, 5.00%, 7/1/33, Continuously Callable @100	2,000	2,203
Series A, 5.00%, 7/1/34, Continuously Callable @100	2,000	2,202
Series B, 5.00%, 7/1/30, Continuously Callable @100	2,000	2,207
Series B, 5.00%, 7/1/31, Continuously Callable @100	2,000	2,206
Miami-Dade County Health Facilities Authority Revenue
5.00%, 8/1/27, Pre-refunded 8/1/23 @ 100	4,750	5,101
5.00%, 8/1/28, Pre-refunded 8/1/23 @ 100	4,950	5,316
5.00%, 8/1/29, Pre-refunded 8/1/23 @ 100	5,250	5,639
5.00%, 8/1/30, Pre-refunded 8/1/23 @ 100	3,500	3,759
5.00%, 8/1/31, Pre-refunded 8/1/23 @ 100	5,780	6,208
Orange County Health Facilities Authority Revenue, Series A, 5.00%, 10/1/35, Continuously Callable @100	4,000	4,742
Osceola County School Board Certificate of Participation, Series A, 5.00%, 6/1/28, Pre-refunded 6/1/23 @ 100	3,055	3,258
Palm Beach County Educational Facilities Authority Revenue, 4.00%, 10/1/41, Continuously Callable @100	3,695	4,217
Palm Beach County Health Facilities Authority Revenue
5.00%, 11/15/23, Continuously Callable @100	7,595	7,715
Series B, 4.00%, 11/15/41, Continuously Callable @103	250	286
Pinellas County Educational Facilities Authority Revenue
4.00%, 10/1/22	1,080	1,106
4.00%, 10/1/23, Continuously Callable @100	1,415	1,450
5.38%, 10/1/26, Continuously Callable @100	2,045	2,052
5.00%, 10/1/27, Continuously Callable @100	1,895	1,955
6.50%, 10/1/31, Continuously Callable @100	2,615	2,626
Pinellas County IDA Revenue, 5.00%, 7/1/29	900	1,018
School District of Broward County Certificate of Participation
Series A, 5.00%, 7/1/29, Continuously Callable @100	2,000	2,298
Series A, 5.00%, 7/1/30, Continuously Callable @100	2,000	2,296
Southeast Overtown Park West Community Redevelopment Agency Tax Allocation, Series A-1, 5.00%, 3/1/30, Continuously Callable @100 (f)	3,195	3,487
St. Lucie County School Board Certificate of Participation
Series A, 5.00%, 7/1/25, Continuously Callable @100	2,045	2,180
Series A, 5.00%, 7/1/26, Continuously Callable @100	1,500	1,598
Volusia County Educational Facility Authority Revenue
Series B, 5.00%, 10/15/28, Continuously Callable @100	1,000	1,139
Series B, 5.00%, 10/15/29, Continuously Callable @100	1,000	1,138
Series B, 5.00%, 10/15/30, Continuously Callable @100	1,500	1,705
Series B, 5.00%, 10/15/32, Continuously Callable @100	1,560	1,771
		347,010
Georgia (3.0%):
Appling County Development Authority Revenue
0.14%, 9/1/29, Continuously Callable @100 (h)	5,000	5,000
0.14%, 9/1/41, Continuously Callable @100 (h)	3,805	3,805
Cobb County Development Authority Revenue, Series A, 2.25%, 4/1/33, (Put Date 10/1/29) (d)	4,975	5,269
Cobb County Housing Authority Revenue (LIQ - Deutsche Bank A.G.), Series DBE-8068, 0.50%, 10/1/59, Callable 10/1/35 @ 100 (f)(h)	3,055	3,055

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	December 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
George L Smith II Congress Center Authority Revenue, 4.00%, 1/1/36, Continuously Callable @100	$1,000	$1,163
Glynn-Brunswick Memorial Hospital Authority Revenue
4.00%, 8/1/36, Continuously Callable @100	1,840	2,157
4.00%, 8/1/37, Continuously Callable @100	1,500	1,748
Main Street Natural Gas, Inc. Revenue
4.00%, 8/1/48, (Put Date 12/1/23) (d)	15,000	15,907
Series A, 5.00%, 5/15/36	2,000	2,808
Series A, 5.00%, 5/15/37	1,500	2,133
Series A, 5.00%, 5/15/38	2,500	3,600
Series C, 4.00%, 3/1/50, (Put Date 9/1/26) (d)	27,500	31,134
Series C, 4.00%, 5/1/52, (Put Date 12/1/28) (d)	10,000	11,752
Private Colleges & Universities Authority Revenue, Series C, 5.25%, 10/1/27, Continuously Callable @100	2,000	2,070
Savannah Hospital Authority Revenue, 4.00%, 7/1/39, Continuously Callable @100	2,500	2,867
The Burke County Development Authority Revenue
2.20%, 10/1/32, Continuously Callable @100	1,850	1,856
Series 1, 0.09%, 7/1/49, Continuously Callable @100 (h)	36,735	36,735
Series A, 1.50%, 1/1/40, (Put Date 2/3/25) (d)	6,500	6,660
The Burke County Development Authority Revenue (NBGA - Southern Co.), 0.12%, 11/1/52, Continuously Callable @100 (h)	6,500	6,500
The Development Authority of Monroe County Revenue
0.14%, 4/1/32, Continuously Callable @100 (h)	8,600	8,600
0.14%, 11/1/48, Continuously Callable @100 (h)	1,400	1,400
0.13%, 6/1/49 (h)	1,525	1,525
		157,744
Guam (0.4%):
Guam Government Waterworks Authority Revenue
5.00%, 7/1/28, Continuously Callable @100	1,000	1,058
5.25%, 7/1/33, Pre-refunded 7/1/23 @ 100	3,000	3,221
5.00%, 7/1/36, Continuously Callable @100	1,250	1,439
5.00%, 7/1/36, Continuously Callable @100	1,000	1,166
Series A, 5.00%, 7/1/23	750	794
Series A, 5.00%, 7/1/24	600	658
Series A, 5.00%, 7/1/25, Continuously Callable @100	750	822
Series A, 5.00%, 7/1/29, Continuously Callable @100	1,000	1,094
Guam Power Authority Revenue
Series A, 5.00%, 10/1/29, Continuously Callable @100	1,000	1,102
Series A, 5.00%, 10/1/30, Continuously Callable @100	1,000	1,101
Series A, 5.00%, 10/1/31, Continuously Callable @100	695	764
Guam Power Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 10/1/27, Continuously Callable @100	1,000	1,032
Series A, 5.00%, 10/1/30, Continuously Callable @100	1,000	1,031
Series A, 5.00%, 10/1/32, Continuously Callable @100	1,000	1,108
Territory of Guam Revenue
Series A, 5.00%, 12/1/30, Continuously Callable @100	1,500	1,747
Series A, 5.00%, 12/1/31, Continuously Callable @100	2,000	2,325
		20,462
Idaho (0.4%):
Idaho Health Facilities Authority Revenue
5.00%, 3/1/35, Continuously Callable @100	5,805	7,119
5.00%, 3/1/36, Continuously Callable @100	4,085	4,999
5.00%, 3/1/37, Continuously Callable @100	3,000	3,666
Idaho Housing & Finance Association Revenue
Series A, 4.00%, 7/15/38, Continuously Callable @100	1,750	2,100
Series A, 4.00%, 7/15/39, Continuously Callable @100	1,750	2,094
		19,978

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	December 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Illinois (13.9%):
Champaign County Community Unit School District No. 4 Champaign, GO
4.00%, 6/1/34, Continuously Callable @100	$1,000	$1,184
4.00%, 6/1/35, Continuously Callable @100	1,290	1,523
4.00%, 6/1/36, Continuously Callable @100	1,575	1,853
Chicago Board of Education, GO
Series A, 12/1/25 (i)	1,600	1,527
Series A, 12/1/26 (i)	3,700	3,459
Series A, 5.00%, 12/1/36, Continuously Callable @100	2,110	2,641
Series A, 5.00%, 12/1/40, Continuously Callable @100	1,700	2,110
Series B, 5.00%, 12/1/36, Continuously Callable @100	1,250	1,565
Chicago Midway International Airport Revenue
Series B, 5.00%, 1/1/27, Continuously Callable @100	6,525	6,806
Series B, 5.00%, 1/1/29, Continuously Callable @100	11,750	12,731
Series B, 5.00%, 1/1/30, Continuously Callable @100	5,175	5,605
Series B, 5.00%, 1/1/31, Continuously Callable @100	8,910	9,646
Series B, 5.00%, 1/1/32, Continuously Callable @100	6,000	6,493
Series B, 5.25%, 1/1/33, Continuously Callable @100	1,635	1,708
Series B, 4.00%, 1/1/34, Continuously Callable @100	3,500	3,909
Series B, 4.00%, 1/1/35, Continuously Callable @100	3,000	3,351
Chicago O'Hare International Airport Revenue
5.00%, 1/1/33, Continuously Callable @100	11,560	13,030
5.00%, 1/1/34, Continuously Callable @100	5,675	6,393
Series A, 4.00%, 1/1/37, Continuously Callable @100	2,000	2,354
Series A, 4.00%, 1/1/38, Continuously Callable @100	1,000	1,166
Series B, 5.25%, 1/1/29, Continuously Callable @100	13,480	14,124
Chicago O'Hare International Airport Revenue (INS - Assured Guaranty Municipal Corp.)
5.00%, 1/1/28, Continuously Callable @100	3,620	3,783
5.00%, 1/1/29, Continuously Callable @100	1,500	1,567
5.13%, 1/1/30, Continuously Callable @100	2,150	2,249
Chicago Park District, GO
Series F-2, 4.00%, 1/1/34, Continuously Callable @100	1,200	1,393
Series F-2, 4.00%, 1/1/36, Continuously Callable @100	1,300	1,496
Series F-2, 5.00%, 1/1/37, Continuously Callable @100	2,000	2,459
Series F-2, 4.00%, 1/1/38, Continuously Callable @100	1,750	1,995
Series F-2, 5.00%, 1/1/39, Continuously Callable @100	1,500	1,838
Series F-2, 5.00%, 1/1/40, Continuously Callable @100	1,125	1,377
Chicago Transit Authority Sales Tax Receipts Fund Revenue, Series A, 5.00%, 12/1/45, Continuously Callable @100	5,000	6,155
City of Chicago Special Assessment, 6.63%, 12/1/22, Continuously Callable @100	648	650
City of Chicago Wastewater Transmission Revenue
5.00%, 1/1/31, Continuously Callable @100	1,000	1,076
5.00%, 1/1/32, Continuously Callable @100	1,000	1,076
Series B, 5.00%, 1/1/35, Continuously Callable @100	8,000	9,491
Series C, 5.00%, 1/1/33, Continuously Callable @100	3,500	3,927
Series C, 5.00%, 1/1/34, Continuously Callable @100	1,000	1,121
Series C, 5.00%, 1/1/35, Continuously Callable @100	1,250	1,401
City of Chicago Waterworks Revenue
5.00%, 11/1/28, Continuously Callable @100	1,500	1,786
5.00%, 11/1/29, Continuously Callable @100	725	862
5.00%, 11/1/30, Continuously Callable @100	2,000	2,377
5.00%, 11/1/31, Continuously Callable @100	2,000	2,237
5.00%, 11/1/33, Continuously Callable @100	2,000	2,234
5.00%, 11/1/36, Continuously Callable @100	2,665	3,196
Series A-1, 5.00%, 11/1/29, Continuously Callable @100	1,000	1,190
Series A-1, 5.00%, 11/1/31, Continuously Callable @100	1,000	1,187
City of Chicago Waterworks Revenue (INS - Assured Guaranty Municipal Corp.)

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	December 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
5.25%, 11/1/34, Continuously Callable @100	$2,105	$2,597
5.25%, 11/1/35, Continuously Callable @100	1,635	2,017
Series 2017-2, 5.00%, 11/1/36, Continuously Callable @100	3,145	3,833
Series 2017-2, 5.00%, 11/1/37, Continuously Callable @100	2,500	3,038
City of Chicago, GO (INS - National Public Finance Guarantee Corp.), 1/1/23 (i)	30,000	29,646
City of Galesburg IL Revenue
Series A, 4.00%, 10/1/36, Continuously Callable @100	1,125	1,304
Series A, 4.00%, 10/1/41, Continuously Callable @100	1,475	1,686
City of Springfield Electric Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 3/1/34, Continuously Callable @100	3,000	3,385
City of Springfield, GO, 5.00%, 12/1/30, Continuously Callable @100	8,500	9,857
County of Cook Sales Tax Revenue
4.00%, 11/15/34, Continuously Callable @100	3,750	4,300
5.00%, 11/15/35, Continuously Callable @100	7,000	8,512
5.00%, 11/15/36, Continuously Callable @100	5,000	6,063
County of Cook, GO
5.00%, 11/15/34, Continuously Callable @100	2,000	2,372
5.00%, 11/15/35, Continuously Callable @100	2,000	2,349
Series A, 5.00%, 11/15/31, Continuously Callable @100	2,500	2,975
Illinois Educational Facilities Authority Revenue
4.00%, 11/1/36, Continuously Callable @102	9,750	11,155
4.45%, 11/1/36, Continuously Callable @102	4,500	5,185
3.90%, 11/1/36, Continuously Callable @102	2,220	2,559
Illinois Finance Authority Revenue
3.25%, 5/15/22	570	574
5.00%, 2/15/27 (k)	7,650	6,063
5.40%, 4/1/27, Continuously Callable @100	1,435	1,437
4.00%, 5/15/27	3,065	3,334
5.50%, 7/1/28, Continuously Callable @100	8,250	8,858
3.90%, 3/1/30, Continuously Callable @100	20,000	21,442
5.00%, 5/15/30, Continuously Callable @100	1,000	1,125
5.00%, 5/15/31, Continuously Callable @100	1,875	2,157
5.00%, 8/15/32, Pre-refunded 8/15/26 @ 100	1,500	1,787
5.00%, 8/15/33, Pre-refunded 8/15/26 @ 100	1,155	1,376
5.00%, 8/15/34, Pre-refunded 8/15/26 @ 100	1,000	1,191
5.00%, 12/1/34, Continuously Callable @100	3,500	4,088
5.00%, 5/15/35, Continuously Callable @100	1,100	1,231
5.00%, 8/15/35, Continuously Callable @100	4,000	4,565
5.00%, 10/1/35, Continuously Callable @100	600	752
4.00%, 12/1/35, Continuously Callable @100	5,000	5,506
5.00%, 5/15/36, Continuously Callable @100	1,400	1,604
4.00%, 12/1/36, Continuously Callable @100	3,000	3,304
5.00%, 2/15/37, Continuously Callable @100	1,000	1,148
5.00%, 10/1/37, Continuously Callable @100	700	874
2.45%, 10/1/39, (Put Date 10/1/29) (d)	14,000	15,285
5.00%, 10/1/39, Continuously Callable @100	700	872
4.00%, 10/1/40, Continuously Callable @100	1,000	1,156
Series A, 4.50%, 5/15/25, Pre-refunded 5/15/22 @ 100	8,210	8,339
Series A, 4.00%, 10/1/31, Continuously Callable @100	1,000	1,138
Series A, 4.00%, 10/1/32, Continuously Callable @100	1,000	1,132
Series A, 5.00%, 9/1/34, Pre-refunded 9/1/24 @ 100	3,385	3,789
Series A, 4.00%, 10/1/34, Continuously Callable @100	1,000	1,123
Series A, 5.00%, 11/15/34, Continuously Callable @100	3,700	4,256
Series A, 5.00%, 11/15/35, Continuously Callable @100	3,000	3,449
Series A, 4.00%, 8/1/39, Continuously Callable @100	1,850	2,134
Series A, 4.00%, 8/1/40, Continuously Callable @100	3,780	4,349
Series A, 4.00%, 8/1/41, Continuously Callable @100	1,935	2,222
Series A, 4.00%, 8/1/43, Continuously Callable @100	2,105	2,409
Series C, 4.00%, 2/15/36, Continuously Callable @100	18,000	20,548

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	December 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Illinois Municipal Electric Agency Revenue, Series A, 4.00%, 2/1/33, Continuously Callable @100	$14,650	$16,324
Illinois Sports Facilities Authority Revenue
5.25%, 6/15/30, Continuously Callable @100	3,000	3,281
5.00%, 6/15/30, Continuously Callable @100	1,025	1,261
5.25%, 6/15/31, Continuously Callable @100	5,000	5,462
5.25%, 6/15/32, Continuously Callable @100	5,000	5,457
Illinois State Toll Highway Authority Revenue
Series A, 5.00%, 12/1/32, Continuously Callable @100	5,000	5,817
Series A, 5.00%, 1/1/34, Continuously Callable @100	5,870	6,719
Series A, 5.00%, 1/1/35, Continuously Callable @100	5,600	6,406
Series A, 5.00%, 1/1/36, Continuously Callable @100	7,000	8,003
Kane Cook & DuPage Counties School District No. U-46 Elgin, GO
Series D, 5.00%, 1/1/32, Continuously Callable @100	2,800	3,043
Series D, 5.00%, 1/1/33, Continuously Callable @100	4,000	4,344
Kendall Kane & Will Counties Community Unit School District No. 308, GO
5.00%, 2/1/35, Continuously Callable @100	5,000	5,811
5.00%, 2/1/36, Continuously Callable @100	6,000	6,968
Madison County Community Unit School District No. 7 Edwardsville, GO (INS - Build America Mutual Assurance Co.)
5.00%, 12/1/28, Continuously Callable @100	1,210	1,396
5.00%, 12/1/29, Continuously Callable @100	1,250	1,441
Madison-Macoupin Etc Counties Community College District No. 536, GO (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 11/1/31, Continuously Callable @100	1,000	1,177
Series A, 5.00%, 11/1/32, Continuously Callable @100	2,000	2,351
Series A, 5.00%, 11/1/33, Continuously Callable @100	750	881
Metropolitan Pier & Exposition Authority Revenue, 5.00%, 6/15/42, Continuously Callable @100	2,000	2,466
Metropolitan Pier & Exposition Authority Revenue (INS - Assured Guaranty Municipal Corp.), 6/15/26 (i)	5,000	4,710
Northern Illinois Municipal Power Agency Revenue
Series A, 4.00%, 12/1/31, Continuously Callable @100	1,800	2,069
Series A, 4.00%, 12/1/32, Continuously Callable @100	2,100	2,406
Series A, 4.00%, 12/1/33, Continuously Callable @100	4,000	4,560
Series A, 4.00%, 12/1/35, Continuously Callable @100	5,000	5,668
Northern Illinois University Revenue
4.00%, 10/1/38, Continuously Callable @100	650	766
4.00%, 10/1/40, Continuously Callable @100	400	470
4.00%, 10/1/41, Continuously Callable @100	400	467
4.00%, 10/1/43, Continuously Callable @100	700	817
Northern Illinois University Revenue (INS - Build America Mutual Assurance Co.), Series B, 4.00%, 4/1/39, Continuously Callable @100	1,375	1,591
Regional Transportation Authority Revenue
Series A, 4.00%, 7/1/34, Continuously Callable @100	23,160	26,597
Series A, 4.00%, 7/1/35, Continuously Callable @100	11,650	13,356
Sales Tax Securitization Corp. Revenue
Series A, 4.00%, 1/1/38, Continuously Callable @100	6,310	7,344
Series A, 4.00%, 1/1/39, Continuously Callable @100	500	581
Sangamon County School District No. 186 Springfield, GO
Series B, 5.00%, 2/1/24	2,660	2,909
Series B, 5.00%, 2/1/24	1,040	1,133
Series B, 5.00%, 2/1/25, Continuously Callable @100	5,765	6,299
Series B, 5.00%, 2/1/25, Pre-refunded 2/1/24 @ 100	1,435	1,572
Sangamon County School District No. 186 Springfield, GO (INS - Build America Mutual Assurance Co.), Series B, 5.00%, 2/1/26, Continuously Callable @100	4,215	4,604
State of Illinois, GO
5.25%, 2/1/31, Continuously Callable @100	9,000	9,800

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	December 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 11/1/25	$11,000	$12,720
Series B, 5.00%, 10/1/28	3,000	3,694
Series B, 5.00%, 11/1/32, Continuously Callable @100	10,000	12,410
Series C, 5.00%, 11/1/29, Continuously Callable @100	6,705	8,087
Series D, 5.00%, 11/1/28, Continuously Callable @100	5,795	6,986
State of Illinois, GO (INS - Assured Guaranty Municipal Corp.)
4.00%, 2/1/30, Continuously Callable @100	7,000	8,009
Series A, 5.00%, 4/1/29, Continuously Callable @100	10,000	10,520
State of Illinois, GO (INS - Build America Mutual Assurance Co.), Series D, 5.00%, 11/1/25 (c)	10,000	11,648
University of Illinois Revenue, Series A, 4.00%, 4/1/33, Continuously Callable @100	12,475	14,123
Village of Bolingbrook, GO (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 1/1/29, Continuously Callable @100	1,750	2,145
Series A, 5.00%, 1/1/30, Continuously Callable @100	1,500	1,837
Series A, 5.00%, 1/1/31, Continuously Callable @100	2,400	2,936
Series A, 5.00%, 1/1/32, Continuously Callable @100	2,350	2,873
Series A, 5.00%, 1/1/33, Continuously Callable @100	1,450	1,767
Series A, 5.00%, 1/1/38, Continuously Callable @100	1,500	1,812
Village of Gilberts Special Tax (INS - Build America Mutual Assurance Co.), 5.00%, 3/1/30, Continuously Callable @100	5,221	5,912
Village of Rosemont, GO (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 12/1/25	2,010	2,326
Series A, 5.00%, 12/1/26	2,110	2,506
Volo Village Special Service Area No. 3 & 6 Special Tax (INS - Assured Guaranty Municipal Corp.)
5.00%, 3/1/34, Continuously Callable @100	2,992	3,364
4.00%, 3/1/36, Continuously Callable @100	1,250	1,334
Will County Community High School District No. 210 Lincoln-Way, GO, 4.00%, 1/1/34, Continuously Callable @100	650	744
Williamson Jackson Etc Counties Community Unit School District No. 4, GO (INS - Assured Guaranty Municipal Corp.)
5.00%, 12/1/28, Continuously Callable @100	1,835	2,113
5.00%, 12/1/29, Continuously Callable @100	1,925	2,214
5.00%, 12/1/30, Continuously Callable @100	2,025	2,326
5.00%, 12/1/34, Continuously Callable @100	6,000	6,869
		726,353
Indiana (1.9%):
City of Rockport Revenue, Series A, 3.05%, 6/1/25	5,750	6,184
Hammond Multi-School Building Corp. Revenue
5.00%, 7/15/33, Continuously Callable @100	1,165	1,416
5.00%, 7/15/34, Continuously Callable @100	1,000	1,215
5.00%, 7/15/35, Continuously Callable @100	1,250	1,517
5.00%, 7/15/38, Continuously Callable @100	3,000	3,629
Indiana Bond Bank Revenue
1/15/30, Continuously Callable @97 (i)	740	638
7/15/30, Continuously Callable @96 (i)	750	638
7/15/31, Continuously Callable @93 (i)	1,490	1,229
7/15/32, Continuously Callable @91 (i)	1,400	1,115
Indiana Finance Authority Revenue
3.13%, 12/1/24	6,000	6,443
1.40%, 8/1/29, Callable 8/1/26 @ 100, Continuously Callable @100	7,000	6,957
5.00%, 9/1/30, Continuously Callable @100	1,250	1,486
5.00%, 9/1/31, Continuously Callable @100	1,500	1,782
5.00%, 11/15/33, Continuously Callable @103	2,000	2,327
4.00%, 4/1/35, Continuously Callable @100 (g)	1,210	1,395
4.00%, 4/1/36, Continuously Callable @100 (g)	1,255	1,440
4.00%, 7/1/36, Continuously Callable @100	3,660	4,139
4.00%, 4/1/37, Continuously Callable @100 (g)	1,310	1,498
4.00%, 4/1/38, Continuously Callable @100 (g)	2,045	2,333

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	December 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
4.00%, 7/1/38, Continuously Callable @100	$4,030	$4,503
5.00%, 11/15/38, Continuously Callable @103	3,000	3,465
4.00%, 4/1/39, Continuously Callable @100 (g)	1,625	1,851
4.00%, 7/1/39, Continuously Callable @100	3,605	4,003
4.00%, 4/1/40, Continuously Callable @100 (g)	2,215	2,517
4.00%, 4/1/41, Continuously Callable @100 (g)	2,305	2,615
4.00%, 4/1/42, Continuously Callable @100 (g)	2,400	2,722
4.00%, 11/15/43, Continuously Callable @100	1,905	2,156
Series A, 5.00%, 5/1/24, Pre-refunded 5/1/23 @ 100	1,470	1,560
Series A, 5.00%, 5/1/27, Pre-refunded 5/1/23 @ 100	1,200	1,274
Series A, 5.00%, 6/1/32, Continuously Callable @100	10,500	10,617
Series A, 4.00%, 11/15/41, Continuously Callable @103	4,000	4,530
Richmond Hospital Authority Revenue, 5.00%, 1/1/35, Continuously Callable @100	6,500	7,278
		96,472
Iowa (0.5%):
City of Waverly Revenue, 2.50%, 12/31/22, Continuously Callable @100	2,000	2,020
Iowa Finance Authority Revenue
Series E, 4.00%, 8/15/35, Continuously Callable @100	5,425	6,056
Series E, 4.00%, 8/15/36, Continuously Callable @100	15,105	16,791
Iowa Tobacco Settlement Authority Revenue
Series A-2, 4.00%, 6/1/38, Continuously Callable @100	270	321
Series A-2, 4.00%, 6/1/39, Continuously Callable @100	300	355
Series A-2, 4.00%, 6/1/40, Continuously Callable @100	200	236
		25,779
Kansas (0.3%):
City of St. Marys Revenue, 0.15%, 4/15/32, Continuously Callable @100 (h)	800	800
City of Wichita Revenue
4.20%, 9/1/27, Continuously Callable @100	2,025	2,040
4.63%, 9/1/33, Continuously Callable @100	10,000	10,077
		12,917
Kentucky (3.2%):
City of Ashland Revenue
4.00%, 2/1/35, Continuously Callable @100	470	549
4.00%, 2/1/36, Continuously Callable @100	2,410	2,633
4.00%, 2/1/37, Continuously Callable @100	1,115	1,292
County of Trimble Revenue, 3.75%, 6/1/33, Continuously Callable @100	15,000	16,780
Kentucky Economic Development Finance Authority Revenue
5.00%, 5/15/26	6,750	7,097
5.00%, 5/15/31, Continuously Callable @100	7,205	7,683
5.00%, 5/15/36, Continuously Callable @100	2,500	2,657
Series B, 10/1/24 (i)	6,130	5,945
Series B, 0.17%, 4/1/31	5,000	5,000
Series B-3, 1.50% (MUNIPSA+140bps), 2/1/46, (Put Date 2/1/25) (d)(e)	20,000	20,512
Kentucky Municipal Power Agency Revenue, Series A, 3.45%, 9/1/42, (Put Date 3/1/26) (d)	7,000	7,435
Kentucky Public Energy Authority Revenue
Series B, 4.00%, 1/1/49, (Put Date 1/1/25) (d)	14,285	15,598
Series C-1, 4.00%, 12/1/49, (Put Date 6/1/25) (d)	20,000	21,895
Series C-3, 1.15% (MUNIPSA+105bps), 12/1/49, (Put Date 6/1/25) (d)(e)	20,000	20,472
Kentucky State Property & Building Commission Revenue
5.00%, 5/1/35, Continuously Callable @100	1,000	1,234
5.00%, 5/1/36, Continuously Callable @100	1,000	1,232
5.00%, 5/1/37, Continuously Callable @100	3,000	3,692
Series A, 5.00%, 2/1/32, Continuously Callable @100	2,000	2,337
Series A, 5.00%, 2/1/33, Continuously Callable @100	2,250	2,627

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	December 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series A, 4.00%, 11/1/35, Continuously Callable @100	$565	$663
Series A, 4.00%, 11/1/36, Continuously Callable @100	750	879
Series A, 4.00%, 11/1/37, Continuously Callable @100	750	878
Series A, 4.00%, 11/1/38, Continuously Callable @100	500	584
Louisville/Jefferson County Metropolitan Government Revenue
5.00%, 12/1/22, Pre-refunded 6/1/22 @ 100	3,830	3,905
5.00%, 12/1/23, Pre-refunded 6/1/22 @ 100	2,760	2,814
5.00%, 12/1/24, Pre-refunded 6/1/22 @ 100	7,160	7,301
1.75%, 2/1/35, (Put Date 7/1/26) (d)	5,000	5,200
		168,894
Louisiana (3.6%):
City of New Orleans Sewerage Service Revenue
5.00%, 6/1/31, Pre-refunded 6/1/25 @ 100	700	806
5.00%, 6/1/32, Pre-refunded 6/1/25 @ 100	1,150	1,324
5.00%, 6/1/34, Pre-refunded 6/1/25 @ 100	1,500	1,727
City of New Orleans Water System Revenue
5.00%, 12/1/33, Pre-refunded 12/1/25 @ 100	1,500	1,756
5.00%, 12/1/35, Pre-refunded 12/1/25 @ 100	1,500	1,756
City of Shreveport Water & Sewer Revenue
Series B, 5.00%, 12/1/31, Continuously Callable @100	5,330	5,984
Series B, 5.00%, 12/1/32, Continuously Callable @100	5,125	5,750
City of Shreveport Water & Sewer Revenue (INS - Assured Guaranty Municipal Corp.)
5.00%, 12/1/33, Continuously Callable @100	1,515	1,752
5.00%, 12/1/34, Continuously Callable @100	1,500	1,734
5.00%, 12/1/35, Continuously Callable @100	1,510	1,744
City of Shreveport Water & Sewer Revenue (INS - Build America Mutual Assurance Co.)
Series C, 5.00%, 12/1/30, Continuously Callable @100	1,000	1,254
Series C, 5.00%, 12/1/31, Continuously Callable @100	2,000	2,501
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, 3.50%, 11/1/32, Continuously Callable @100	18,750	20,616
Louisiana Public Facilities Authority Revenue
5.00%, 7/1/33, Continuously Callable @100	8,940	10,204
5.00%, 7/1/33, Pre-refunded 7/1/25 @ 100	55	64
5.00%, 5/15/34, Continuously Callable @100	2,225	2,595
5.00%, 5/15/34, Pre-refunded 5/15/26 @ 100	25	30
5.00%, 5/15/34, Continuously Callable @100	2,975	3,563
5.00%, 7/1/34, Continuously Callable @100	13,465	15,355
5.00%, 7/1/34, Pre-refunded 7/1/25 @ 100	85	98
4.00%, 5/15/35, Continuously Callable @100	3,465	3,849
4.00%, 5/15/35, Pre-refunded 5/15/26 @ 100	35	40
5.00%, 5/15/35, Continuously Callable @100	2,000	2,392
4.00%, 5/15/36, Continuously Callable @100	1,485	1,645
4.00%, 5/15/36, Pre-refunded 5/15/26 @ 100	15	17
5.00%, 5/15/36, Continuously Callable @100	1,560	1,864
4.00%, 10/1/36, Continuously Callable @100	1,625	1,887
4.00%, 10/1/39, Continuously Callable @100	1,625	1,874
4.00%, 10/1/40, Continuously Callable @100	1,400	1,610
Series A, 4.00%, 12/15/32, Continuously Callable @100	2,735	3,125
Series A, 4.00%, 12/15/33, Continuously Callable @100	3,095	3,519
Louisiana Public Facilities Authority Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 6/1/36, Pre-refunded 6/1/25 @ 100	2,000	2,302
Louisiana State University & Agricultural & Mechanical College Revenue
Series A, 4.00%, 7/1/31, Continuously Callable @100	1,000	1,138
Series A, 4.00%, 7/1/32, Continuously Callable @100	1,000	1,137
Series A, 4.00%, 7/1/33, Continuously Callable @100	1,000	1,133
New Orleans Aviation Board Revenue (INS - Assured Guaranty Municipal Corp.)

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	December 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
5.00%, 1/1/35, Continuously Callable @100	$1,840	$2,253
5.00%, 1/1/36, Continuously Callable @100	1,250	1,529
5.00%, 1/1/37, Continuously Callable @100	1,500	1,830
5.00%, 10/1/37, Continuously Callable @100	2,000	2,469
5.00%, 1/1/38, Continuously Callable @100	1,300	1,586
Parish of St. Charles Revenue, 4.00%, 12/1/40, (Put Date 6/1/22) (d)	16,750	16,980
Parish of St. James Revenue
Series A-1, 0.17%, 11/1/40, Continuously Callable @100 (h)	22,500	22,500
Series B-1, 0.15%, 11/1/40, Continuously Callable @100 (c)(h)	6,400	6,400
Parish of St. John the Baptist Revenue, 2.20%, 6/1/37, (Put Date 7/1/26) (d)	6,750	7,049
Tangipahoa Parish Hospital Service District No. 1 Revenue
4.00%, 2/1/38, Continuously Callable @100	2,375	2,743
4.00%, 2/1/39, Continuously Callable @100	2,330	2,688
4.00%, 2/1/41, Continuously Callable @100	1,500	1,717
4.00%, 2/1/42, Continuously Callable @100	1,500	1,714
Tobacco Settlement Financing Corp. Revenue
Series A, 5.00%, 5/15/23	5,000	5,304
Series A, 5.25%, 5/15/31, Continuously Callable @100	3,615	3,623
		188,530
Maine (0.1%):
Maine Health & Higher Educational Facilities Authority Revenue
5.00%, 7/1/24, Pre-refunded 7/1/23 @ 100	1,635	1,749
5.00%, 7/1/26, Pre-refunded 7/1/23 @ 100	1,000	1,069
5.00%, 7/1/27, Pre-refunded 7/1/23 @ 100	1,000	1,070
		3,888
Maryland (1.1%):
City of Gaithersburg Revenue
5.00%, 1/1/33, Continuously Callable @104	3,000	3,344
5.00%, 1/1/36, Continuously Callable @104	1,000	1,109
Howard County Housing Commission Revenue, Series A, 1.60%, 6/1/29, Continuously Callable @100	3,000	2,994
Maryland Economic Development Corp. Revenue
Series A, 5.00%, 6/1/30, Continuously Callable @100	1,250	1,517
Series A, 5.00%, 6/1/31, Continuously Callable @100	1,000	1,211
Series A, 5.00%, 6/1/32, Continuously Callable @100	1,000	1,207
Series A, 5.00%, 6/1/35, Continuously Callable @100	2,000	2,396
Maryland Health & Higher Educational Facilities Authority Revenue
5.50%, 1/1/29, Continuously Callable @100	1,415	1,731
5.50%, 1/1/30, Continuously Callable @100	1,750	2,139
5.50%, 1/1/31, Continuously Callable @100	1,585	1,935
5.00%, 7/1/31, Continuously Callable @100	3,190	3,743
5.00%, 7/1/32, Continuously Callable @100	6,505	7,611
5.00%, 7/1/33, Continuously Callable @100	1,000	1,135
5.00%, 7/1/33, Continuously Callable @100	3,600	4,192
5.00%, 7/1/34, Continuously Callable @100	2,500	2,888
5.00%, 7/1/34, Continuously Callable @100	2,200	2,497
5.50%, 1/1/36, Continuously Callable @100	5,000	6,072
4.00%, 1/1/38, Continuously Callable @100	865	1,018
4.00%, 7/1/38, Continuously Callable @100	1,500	1,740
4.00%, 7/1/39, Continuously Callable @100	1,585	1,833
4.00%, 7/1/40, Continuously Callable @100	1,645	1,898
Series A, 5.00%, 7/1/33, Continuously Callable @100	1,000	1,166
Series A, 5.00%, 7/1/34, Continuously Callable @100	1,000	1,165
Series A, 5.00%, 7/1/35, Continuously Callable @100	1,310	1,525
Series A, 5.00%, 7/1/36, Continuously Callable @100	1,000	1,163
		59,229
Massachusetts (1.5%):
Massachusetts Clean Water Trust Revenue, Series 11, 4.75%, 8/1/25, Continuously Callable @100	110	110
Massachusetts Development Finance Agency Revenue

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	December 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
5.00%, 7/1/30, Continuously Callable @100	$2,000	$2,348
5.00%, 7/1/31, Continuously Callable @100	1,675	1,965
5.00%, 7/1/32, Continuously Callable @100	1,250	1,494
4.00%, 10/1/32, Continuously Callable @105 (f)	3,600	3,862
5.00%, 4/15/33, Continuously Callable @100	2,155	2,403
5.00%, 7/1/33, Continuously Callable @100	1,250	1,485
5.00%, 7/1/34, Continuously Callable @100	1,000	1,192
5.00%, 7/1/36, Continuously Callable @100	2,000	2,338
5.00%, 7/1/36, Continuously Callable @100	895	1,100
5.00%, 7/1/36, Continuously Callable @100	1,000	1,250
5.00%, 7/1/37, Continuously Callable @100	1,215	1,491
5.00%, 7/1/37, Continuously Callable @100	800	998
5.00%, 10/1/37, Continuously Callable @105 (f)	1,000	1,080
5.00%, 7/1/38, Continuously Callable @100	335	411
5.00%, 7/1/38, Continuously Callable @100	600	748
4.00%, 9/1/41, Continuously Callable @100	1,010	1,163
4.00%, 7/1/46, Continuously Callable @100	1,000	1,160
Series A, 5.00%, 7/1/22	1,480	1,515
Series A, 5.00%, 7/1/27, Pre-refunded 7/1/22 @ 100	1,720	1,761
Series A, 5.00%, 1/1/31, Continuously Callable @100	450	534
Series A, 5.00%, 1/1/32, Continuously Callable @100	645	765
Series A, 5.00%, 1/1/33, Continuously Callable @100	535	634
Series A, 5.00%, 1/1/34, Continuously Callable @100	700	828
Series A, 5.00%, 1/1/35, Continuously Callable @100	735	868
Series A, 5.00%, 1/1/36, Continuously Callable @100	1,000	1,180
Series A, 5.00%, 7/1/36, Continuously Callable @100	2,000	2,444
Series A, 5.00%, 7/1/38, Continuously Callable @100	1,000	1,221
Series A, 5.00%, 7/1/39, Continuously Callable @100	2,250	2,746
Series B, 4.00%, 6/1/35, Continuously Callable @100	2,300	2,636
Series B, 4.00%, 6/1/41, Continuously Callable @100	2,750	3,105
Series E, 5.00%, 7/1/35, Continuously Callable @100	1,500	1,743
Series E, 5.00%, 7/1/36, Continuously Callable @100	1,000	1,161
Series G, 5.00%, 7/1/35, Continuously Callable @100	200	262
Series G, 5.00%, 7/1/36, Continuously Callable @100	200	262
Series G, 5.00%, 7/1/37, Continuously Callable @100	400	522
Series G, 5.00%, 7/1/38, Continuously Callable @100	300	390
Series G, 5.00%, 7/1/39, Continuously Callable @100	350	454
Series J2, 5.00%, 7/1/35, Continuously Callable @100	5,375	6,605
Series J2, 5.00%, 7/1/36, Continuously Callable @100	4,415	5,415
Series J2, 5.00%, 7/1/37, Continuously Callable @100	5,285	6,472
Series J2, 5.00%, 7/1/38, Continuously Callable @100	5,000	6,118
		76,239
Michigan (1.7%):
Detroit Downtown Development Authority Tax Allocation (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 7/1/36, Continuously Callable @100	1,000	1,101
Series A, 5.00%, 7/1/37, Continuously Callable @100	2,000	2,200
Flint Hospital Building Authority Revenue
4.00%, 7/1/32, Continuously Callable @100	2,525	2,926
4.00%, 7/1/33, Continuously Callable @100	2,620	3,022
4.00%, 7/1/34, Continuously Callable @100	2,730	3,138
4.00%, 7/1/35, Continuously Callable @100	1,635	1,873
4.00%, 7/1/38, Continuously Callable @100	1,855	2,102
Great Lakes Water Authority Water Supply System Revenue, Series D, 4.00%, 7/1/32, Continuously Callable @100	13,560	15,455
Livonia Public Schools, GO (INS - Assured Guaranty Municipal Corp.)
5.00%, 5/1/32, Continuously Callable @100	2,775	3,256
5.00%, 5/1/33, Continuously Callable @100	2,875	3,371
5.00%, 5/1/34, Continuously Callable @100	2,965	3,474
5.00%, 5/1/35, Continuously Callable @100	3,065	3,588
5.00%, 5/1/36, Continuously Callable @100	2,770	3,240

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	December 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Michigan Finance Authority Revenue
5.00%, 11/1/34, Continuously Callable @100	$1,000	$1,248
5.00%, 11/1/35, Continuously Callable @100	1,000	1,247
4.00%, 11/15/35, Continuously Callable @100	6,000	6,805
5.00%, 11/1/36, Continuously Callable @100	1,000	1,245
4.00%, 11/15/36, Continuously Callable @100	1,000	1,131
5.00%, 11/1/37, Continuously Callable @100	1,250	1,556
4.00%, 12/1/41, Continuously Callable @100 (g)	2,375	2,726
Series 2016, 5.00%, 12/1/34, Continuously Callable @100	8,200	9,667
Series 2016, 5.00%, 12/1/35, Continuously Callable @100	4,600	5,418
Michigan Finance Authority Revenue (NBGA - Michigan School Bond Qualification and Loan Program)
Series A, 5.00%, 5/1/24	2,000	2,217
Series A, 5.00%, 5/1/25	1,700	1,956
Michigan State Building Authority Revenue, Series I-A, 5.00%, 10/15/29, Continuously Callable @100	3,000	3,242
Summit Academy North Revenue, 4.00%, 11/1/41, Continuously Callable @103	2,870	3,087
		90,291
Minnesota (0.2%):
City of Minneapolis Revenue, Series A, 5.00%, 11/15/36, Continuously Callable @100	5,000	6,119
Housing & Redevelopment Authority of The City of St Paul Minnesota Revenue
5.00%, 11/15/29, Pre-refunded 11/15/25 @ 100	1,750	2,049
5.00%, 11/15/30, Pre-refunded 11/15/25 @ 100	1,275	1,493
		9,661
Mississippi (0.5%):
Mississippi Business Finance Corp. Revenue, 3.20%, 9/1/28, Continuously Callable @100	6,000	6,319
Mississippi Development Bank Revenue
Series A, 5.00%, 4/1/28, Continuously Callable @100	575	607
Series A, 5.00%, 4/1/28, Pre-refunded 4/1/23 @ 100	920	974
Mississippi Development Bank Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 9/1/30, Continuously Callable @100	6,410	6,578
Mississippi Hospital Equipment & Facilities Authority Revenue
4.00%, 1/1/36, Continuously Callable @100	2,240	2,630
4.00%, 1/1/37, Continuously Callable @100	2,260	2,645
4.00%, 1/1/39, Continuously Callable @100	1,850	2,150
4.00%, 1/1/40, Continuously Callable @100	2,675	3,098
		25,001
Missouri (1.3%):
Cape Girardeau County IDA Revenue
5.00%, 3/1/32, Continuously Callable @100	500	574
5.00%, 3/1/36, Continuously Callable @100	750	853
4.00%, 3/1/41, Continuously Callable @100	750	849
Series A, 5.00%, 6/1/25, Continuously Callable @100	1,780	1,815
Series A, 5.00%, 6/1/27, Continuously Callable @100	2,555	2,606
Series A, 6.00%, 3/1/33, Continuously Callable @103	2,215	2,380
Health & Educational Facilities Authority of the State of Missouri Revenue
5.00%, 2/1/29, Continuously Callable @104	1,000	1,120
5.00%, 5/1/30, Continuously Callable @100	2,310	2,427
5.00%, 5/15/32, Continuously Callable @103	1,555	1,786
5.25%, 5/1/33, Continuously Callable @100	2,350	2,474
5.00%, 2/1/34, Continuously Callable @104	2,000	2,236
5.00%, 5/15/36, Continuously Callable @103	4,565	5,228
4.00%, 2/1/42, Continuously Callable @103	5,000	5,687
Missouri Development Finance Board Revenue
Series A, 5.00%, 6/1/30, Continuously Callable @100	1,000	1,058
Series A, 5.00%, 6/1/31, Continuously Callable @100	4,215	4,458

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	December 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Missouri State Environmental Improvement & Energy Resources Authority Revenue, Series A-R, 2.90%, 9/1/33, Continuously Callable @102	$25,000	$27,057
St. Louis County IDA Revenue
5.00%, 9/1/23	595	622
5.50%, 9/1/33, Continuously Callable @100	2,750	2,919
Stoddard County IDA Revenue, Series B, 6.00%, 3/1/37, Continuously Callable @103	1,935	2,075
		68,224
Montana (0.2%):
City of Forsyth Revenue, 3.90%, 3/1/31, Callable 3/1/23 @ 100	8,500	8,804

Nebraska (0.3%):
Central Plains Energy Project Revenue, Series A, 5.00%, 9/1/36	3,550	4,923
Douglas County Hospital Authority No. 3 Revenue
5.00%, 11/1/28, Continuously Callable @100	1,250	1,447
5.00%, 11/1/30, Continuously Callable @100	1,600	1,849
Nebraska Educational Health Cultural & Social Services Finance Authority Revenue
4.00%, 1/1/35, Continuously Callable @102	795	890
4.00%, 1/1/36, Continuously Callable @102	1,240	1,387
4.00%, 1/1/37, Continuously Callable @102	1,000	1,114
4.00%, 1/1/38, Continuously Callable @102	1,295	1,443
4.00%, 1/1/39, Continuously Callable @102	1,800	2,006
Public Power Generation Agency Revenue, 5.00%, 1/1/37, Continuously Callable @100	2,400	2,824
		17,883
Nevada (1.5%):
City of Carson City Revenue
5.00%, 9/1/29, Continuously Callable @100	620	747
5.00%, 9/1/31, Continuously Callable @100	1,000	1,203
5.00%, 9/1/33, Continuously Callable @100	1,000	1,200
5.00%, 9/1/37, Continuously Callable @100	1,950	2,322
City of North Las Vegas, GO (INS - Assured Guaranty Municipal Corp.)
4.00%, 6/1/35, Continuously Callable @100	1,870	2,176
4.00%, 6/1/37, Continuously Callable @100	7,345	8,531
4.00%, 6/1/38, Continuously Callable @100	6,135	7,115
City of Sparks Revenue
Series A, 2.50%, 6/15/24 (f)	700	709
Series A, 2.75%, 6/15/28 (f)	1,500	1,558
County of Clark Department of Aviation Revenue
5.00%, 7/1/26	3,660	4,357
5.00%, 7/1/27	2,220	2,717
Series A-2, 5.00%, 7/1/32, Continuously Callable @100	20,470	22,702
Series A-2, 5.00%, 7/1/33, Continuously Callable @100	10,845	12,021
Las Vegas Convention & Visitors Authority Revenue
Series C, 4.00%, 7/1/33, Continuously Callable @100	2,000	2,251
Series C, 4.00%, 7/1/34, Continuously Callable @100	4,560	5,109
Series C, 4.00%, 7/1/35, Continuously Callable @100	5,075	5,665
		80,383
New Hampshire (0.3%):
New Hampshire Business Finance Authority Revenue, 4.00%, 1/1/41, Continuously Callable @103	2,250	2,477
New Hampshire Health and Education Facilities Authority Act Revenue
5.00%, 8/1/34, Continuously Callable @100	2,880	3,499
5.00%, 8/1/35, Continuously Callable @100	2,700	3,275
5.00%, 8/1/36, Continuously Callable @100	2,000	2,421
5.00%, 8/1/37, Continuously Callable @100	1,500	1,814
		13,486

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	December 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
New Jersey (5.8%):
Casino Reinvestment Development Authority Revenue (INS - Assured Guaranty Municipal Corp.)
5.00%, 11/1/29, Continuously Callable @100	$1,000	$1,100
5.00%, 11/1/30, Continuously Callable @100	1,000	1,099
City of Atlantic City, GO (INS - Assured Guaranty Municipal Corp.)
Series B, 5.00%, 3/1/32, Continuously Callable @100	1,660	1,974
Series B, 5.00%, 3/1/37, Continuously Callable @100	1,250	1,478
City of Atlantic City, GO (INS - Build America Mutual Assurance Co.)
Series A, 5.00%, 3/1/32, Continuously Callable @100	630	749
Series A, 5.00%, 3/1/37, Continuously Callable @100	750	886
City of Bayonne, GO (INS - Build America Mutual Assurance Co.)
5.00%, 7/1/34, Pre-refunded 7/1/26 @ 100	1,135	1,354
5.00%, 7/1/35, Pre-refunded 7/1/26 @ 100	1,000	1,192
Essex County Improvement Authority Revenue, 4.00%, 6/15/38, Continuously Callable @100	550	629
New Brunswick Parking Authority Revenue (INS - Build America Mutual Assurance Co.)
Series A, 5.00%, 9/1/35, Continuously Callable @100	1,455	1,730
Series A, 5.00%, 9/1/36, Continuously Callable @100	2,000	2,376
New Jersey Building Authority Revenue
Series A, 4.00%, 6/15/30, Pre-refunded 6/15/26 @ 100	400	459
Series A, 4.00%, 6/15/30, Pre-refunded 6/15/26 @ 100	600	688
New Jersey Economic Development Authority Revenue
5.00%, 3/1/25, Continuously Callable @100	18,410	19,358
5.00%, 6/15/26, Continuously Callable @100	2,500	2,545
1.65% (MUNIPSA+155bps), 9/1/27, Callable 3/1/23 @ 100 (e)	10,000	10,330
1.70% (MUNIPSA+160bps), 3/1/28, Callable 3/1/23 @ 100 (e)	10,000	10,307
5.00%, 11/1/36, Continuously Callable @100	2,000	2,485
4.00%, 11/1/38, Continuously Callable @100	1,500	1,727
4.00%, 11/1/39, Continuously Callable @100	2,000	2,291
Series A, 5.00%, 6/15/25	5,125	5,873
Series A, 3.13%, 7/1/29, Continuously Callable @100	665	677
Series A, 3.38%, 7/1/30, Continuously Callable @100	1,000	1,052
Series B, 5.00%, 6/15/36, Continuously Callable @100	16,455	20,170
Series B, 5.00%, 6/15/37, Continuously Callable @100	16,280	19,923
Series WW, 5.25%, 6/15/33, Continuously Callable @100	9,000	10,321
New Jersey Economic Development Authority Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 6/15/25, Continuously Callable @100	10,000	11,088
New Jersey Educational Facilities Authority Revenue
Series B, 5.50%, 9/1/28, Continuously Callable @100	5,740	6,924
Series B, 5.50%, 9/1/29, Continuously Callable @100	4,000	4,821
Series B, 5.50%, 9/1/30, Continuously Callable @100	3,000	3,612
Series B, 5.50%, 9/1/31, Continuously Callable @100	4,590	5,522
Series B, 5.50%, 9/1/32, Continuously Callable @100	8,075	9,706
Series F, 4.00%, 7/1/33, Continuously Callable @100	150	169
Series F, 4.00%, 7/1/33, Pre-refunded 7/1/26 @ 100	350	402
Series F, 4.00%, 7/1/34, Continuously Callable @100	260	292
Series F, 4.00%, 7/1/34, Pre-refunded 7/1/26 @ 100	490	563
Series F, 4.00%, 7/1/35, Continuously Callable @100	975	1,091
Series F, 4.00%, 7/1/35, Pre-refunded 7/1/26 @ 100	275	316
New Jersey Educational Facilities Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 7/1/34, Continuously Callable @100	3,000	3,643
Series A, 5.00%, 7/1/35, Continuously Callable @100	3,350	4,064
Series A, 4.00%, 7/1/36, Continuously Callable @100	1,800	1,998
New Jersey Health Care Facilities Financing Authority Revenue
5.00%, 10/1/33, Continuously Callable @100	2,000	2,435
5.00%, 10/1/34, Continuously Callable @100	2,000	2,429
5.00%, 10/1/35, Continuously Callable @100	2,620	3,173

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	December 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
New Jersey Health Care Facilities Financing Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 7/1/27, Continuously Callable @100	$2,000	$2,274
Series A, 5.00%, 7/1/30, Continuously Callable @100	1,500	1,693
New Jersey Transportation Trust Fund Authority Revenue
5.00%, 6/15/30, Continuously Callable @100	3,000	3,500
5.00%, 6/15/31, Continuously Callable @100	3,000	3,496
Series A, 12/15/25 (i)	20,000	19,247
Series A, 5.00%, 12/15/33, Continuously Callable @100	2,000	2,464
Series A, 4.00%, 6/15/35, Continuously Callable @100	2,500	2,960
Series A, 5.00%, 12/15/35, Continuously Callable @100	1,050	1,289
Series A, 4.00%, 6/15/36, Continuously Callable @100	2,500	2,938
Series AA, 5.25%, 6/15/33, Continuously Callable @100	2,000	2,294
Series AA, 5.25%, 6/15/34, Continuously Callable @100	3,000	3,437
Series BB, 5.00%, 6/15/31, Continuously Callable @100	2,500	3,102
Series BB, 5.00%, 6/15/34, Continuously Callable @100	10,000	12,310
New Jersey Transportation Trust Fund Authority Revenue (INS - AMBAC Assurance Corp.), Series B, 5.25%, 12/15/22	5,000	5,227
New Jersey Turnpike Authority Revenue
Series A, 5.00%, 1/1/34, Continuously Callable @100	10,000	11,076
Series A, 5.00%, 1/1/34, Continuously Callable @100	7,675	8,929
Series A, 5.00%, 1/1/35, Continuously Callable @100	4,725	5,493
Series A, 4.00%, 1/1/42, Continuously Callable @100	3,000	3,567
Series B, 4.00%, 1/1/35, Continuously Callable @100	3,500	4,050
Newark Housing Authority Revenue (INS - Assured Guaranty Municipal Corp.)
4.00%, 12/1/29, Continuously Callable @100	500	565
4.00%, 12/1/30, Continuously Callable @100	750	844
4.00%, 12/1/31, Continuously Callable @100	500	561
South Jersey Transportation Authority Revenue
Series A, 5.00%, 11/1/30, Continuously Callable @100	500	559
Series A, 5.00%, 11/1/31, Continuously Callable @100	750	837
Series A, 5.00%, 11/1/34, Continuously Callable @100	1,085	1,208
Series A, 4.00%, 11/1/40, Continuously Callable @100	4,300	4,979
State of New Jersey, GO, Series A, 4.00%, 6/1/32	3,000	3,772
Tobacco Settlement Financing Corp. Revenue, Series A, 5.00%, 6/1/36, Continuously Callable @100	5,000	6,042
		303,734
New Mexico (0.3%):
City of Farmington Revenue, Series B, 2.15%, 4/1/33, Continuously Callable @101	10,000	9,911
City of Santa Revenue
2.25%, 5/15/24, Continuously Callable @100	600	600
2.63%, 5/15/25, Continuously Callable @100	1,000	1,001
5.00%, 5/15/34, Continuously Callable @103	625	708
5.00%, 5/15/39, Continuously Callable @103	480	538
New Mexico Hospital Equipment Loan Council Revenue, 5.00%, 7/1/39, Continuously Callable @102	1,075	1,193
Village of Los Ranchos de Albuquerque Revenue
4.00%, 9/1/35, Continuously Callable @100	300	353
4.00%, 9/1/40, Continuously Callable @100	1,200	1,392
		15,696
New York (5.7%):
Chautauqua Tobacco Asset Securitization Corp. Revenue, 5.00%, 6/1/34, Continuously Callable @100	3,700	3,862
City of Long Beach, GO, Series A, 0.63%, 2/22/22, Continuously Callable @100	9,300	9,300
City of New York, GO, Series 3, 0.15%, 4/1/42, Continuously Callable @100 (h)	7,100	7,100
City of Newburgh, GO, Series B, 5.00%, 6/15/23, Continuously Callable @100	575	587

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	December 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
County of Nassau, GO, Series A, 5.00%, 1/1/36, Continuously Callable @100	$1,150	$1,328
Erie County Industrial Development Agency Revenue, 5.00%, 5/1/28, Continuously Callable @100	2,000	2,119
Hudson Yards Infrastructure Corp. Revenue, Series A, 5.00%, 2/15/37, Continuously Callable @100	2,500	3,002
Metropolitan Transportation Authority Revenue
4.00%, 11/15/35, Continuously Callable @100	9,040	10,234
Series 2, 0.83% (SOFR+80bps), 11/1/32, (Put Date 4/1/26) (d)(e)	3,000	3,036
Series A, 11/15/32 (i)	10,000	8,222
Series A-1, 5.00%, 2/1/23	4,000	4,195
Series A-2, 5.00%, 11/15/45, (Put Date 5/15/30) (d)	7,315	9,296
Series B-1, 5.00%, 5/15/22	1,000	1,017
Series C-1, 5.00%, 11/15/29, Continuously Callable @100	7,030	8,596
Series C-1, 4.00%, 11/15/32, Continuously Callable @100	9,300	10,634
Series C-1, 5.00%, 11/15/34, Continuously Callable @100	6,295	7,220
Series C-1, 5.00%, 11/15/36, Continuously Callable @100	3,705	4,346
Series D-1, 5.00%, 11/15/34, Continuously Callable @100	2,000	2,294
Series F, 5.00%, 11/15/34, Continuously Callable @100	2,000	2,293
Series F, 5.00%, 11/15/35, Continuously Callable @100	3,000	3,436
Metropolitan Transportation Authority Revenue (INS - Assured Guaranty Municipal Corp.), Series A-1, 4.00%, 11/15/41, Continuously Callable @100	9,820	11,420
Monroe County Industrial Development Corp. Revenue
4.00%, 12/1/38, Continuously Callable @100	1,200	1,407
4.00%, 12/1/39, Continuously Callable @100	1,200	1,403
New York City Transitional Finance Authority Future Tax Secured Revenue, 4.00%, 11/1/38, Continuously Callable @100	1,250	1,499
New York City Trust for Cultural Resources Revenue, Series A, 4.00%, 12/1/34, Continuously Callable @100	2,000	2,410
New York Liberty Development Corp. Revenue
2.80%, 9/15/69, Continuously Callable @100	15,500	15,999
2.63%, 9/15/69, Continuously Callable @100	3,350	3,507
Series A, 2.10%, 11/15/32, Continuously Callable @100	6,730	6,778
Series A, 2.20%, 11/15/33, Continuously Callable @100	9,000	9,107
New York State Dormitory Authority Revenue
5.00%, 12/1/35, Continuously Callable @100 (f)	600	711
6.00%, 7/1/40, Continuously Callable @100 (f)(k)	3,600	3,670
Series A, 5.00%, 5/1/23	15	16
Series A, 5.00%, 5/1/23	735	775
Series A, 5.00%, 5/1/24, Continuously Callable @100	735	775
Series A, 5.00%, 5/1/24, Pre-refunded 5/1/23 @ 100	15	16
Series A, 5.00%, 5/1/25, Continuously Callable @100	1,175	1,239
Series A, 5.00%, 5/1/25, Pre-refunded 5/1/23 @ 100	25	27
Series A, 5.00%, 5/1/26, Continuously Callable @100	980	1,033
Series A, 5.00%, 5/1/26, Pre-refunded 5/1/23 @ 100	20	21
Series A, 4.00%, 9/1/36, Continuously Callable @100	500	579
Series A, 4.00%, 9/1/37, Continuously Callable @100	350	403
Series A, 4.00%, 9/1/38, Continuously Callable @100	1,250	1,435
Series A, 4.00%, 9/1/40, Continuously Callable @100	750	856
Series A, 4.00%, 3/15/41, Continuously Callable @100	20,000	23,846
Series A, 4.00%, 3/15/43, Continuously Callable @100	20,000	23,722
Series A-1, 4.00%, 7/1/40, Continuously Callable @100	4,535	5,118
Series B, 5.00%, 2/15/32, Continuously Callable @100	19,995	22,740
Series B, 5.00%, 2/15/32, Pre-refunded 2/15/25 @ 100	5	6
New York State Dormitory Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 10/1/27, Continuously Callable @100	1,000	1,122
Series A, 5.00%, 10/1/28, Continuously Callable @100	1,000	1,122
Series A, 5.00%, 10/1/29, Continuously Callable @100	1,300	1,457

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	December 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
New York State Urban Development Corp. Revenue, Series E, 4.00%, 3/15/38, Continuously Callable @100	$20,000	$23,698
Niagara Falls City School District Certificate of Participation (INS - Assured Guaranty Municipal Corp.)
5.00%, 6/15/23	1,670	1,780
5.00%, 6/15/24	1,450	1,609
5.00%, 6/15/25, Continuously Callable @100	1,670	1,851
Saratoga County Capital Resource Corp. Revenue, Series A, 5.00%, 12/1/28, Continuously Callable @100	790	856
Town of Oyster Bay, GO
4.00%, 2/15/24	5,415	5,817
4.00%, 2/15/25	9,750	10,779
4.00%, 2/15/26	3,000	3,399
Westchester County Local Development Corp. Revenue, 5.00%, 1/1/28, Continuously Callable @100	1,350	1,403
		297,528
North Carolina (0.5%):
North Carolina Capital Facilities Finance Agency Revenue, Series A, 0.17%, 7/1/34, (Put Date 3/1/22) (d)	8,000	8,000
North Carolina Medical Care Commission Revenue
5.00%, 10/1/25	1,225	1,317
5.00%, 10/1/30, Continuously Callable @100	1,850	1,992
5.00%, 10/1/40, Continuously Callable @103	1,050	1,212
5.00%, 10/1/45, Continuously Callable @103	1,000	1,143
Series A, 4.00%, 9/1/40, Continuously Callable @100	3,050	3,340
Series A, 4.00%, 10/1/40, Continuously Callable @103	600	674
Series A, 5.00%, 10/1/40, Continuously Callable @103	1,800	2,182
Series A, 5.00%, 10/1/45, Continuously Callable @103	1,800	2,175
Series A, 4.00%, 10/1/45, Continuously Callable @103	1,000	1,115
		23,150
North Dakota (0.3%):
City of Grand Forks Revenue
4.00%, 12/1/36, Continuously Callable @100	1,100	1,296
4.00%, 12/1/37, Continuously Callable @100	1,250	1,466
4.00%, 12/1/38, Continuously Callable @100	1,100	1,288
4.00%, 12/1/40, Continuously Callable @100	1,700	1,975
4.00%, 12/1/41, Continuously Callable @100	1,750	2,026
County of Ward Revenue, Series C, 5.00%, 6/1/43, Continuously Callable @100	4,500	5,266
		13,317
Ohio (2.6%):
Akron Bath Copley Joint Township Hospital District Revenue
4.00%, 11/15/36, Continuously Callable @100	1,000	1,170
4.00%, 11/15/37, Continuously Callable @100	800	933
4.00%, 11/15/38, Continuously Callable @100	500	582
City of Centerville Revenue, 5.25%, 11/1/37, Continuously Callable @100	2,250	2,572
City of Cleveland Airport System Revenue
Series A, 5.00%, 1/1/30, Pre-refunded 1/1/22 @ 100	2,000	2,000
Series A, 5.00%, 1/1/31, Pre-refunded 1/1/22 @ 100	1,000	1,000
County of Allen Hospital Facilities Revenue
4.00%, 12/1/40, Continuously Callable @100	7,500	8,703
Series A, 4.00%, 8/1/36, Continuously Callable @100	5,000	5,739
Series A, 4.00%, 8/1/37, Continuously Callable @100	10,800	12,370
County of Cuyahoga Revenue
4.00%, 2/15/29, Continuously Callable @100	7,430	8,547
5.00%, 2/15/37, Continuously Callable @100	4,000	4,735
County of Hamilton Revenue
5.00%, 1/1/31, Continuously Callable @100	1,350	1,508
5.00%, 1/1/36, Continuously Callable @100	1,400	1,554
5.00%, 9/15/39, Continuously Callable @100	1,375	1,693

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	December 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
5.00%, 9/15/40, Continuously Callable @100	$1,100	$1,351
County of Hamilton Sales Tax Revenue (INS - AMBAC Assurance Corp.), Series B, 12/1/25 (i)	4,365	4,233
County of Hardi Revenue, 5.25%, 5/1/40, Continuously Callable @103	2,000	2,155
County of Montgomery Revenue
3.00%, 11/15/36, Continuously Callable @100	7,000	7,490
5.00%, 11/15/37, Continuously Callable @100	2,200	2,689
County of Ross Revenue, 5.00%, 12/1/39, Continuously Callable @100	2,405	2,981
Dayton City School District, GO
5.00%, 11/1/28	2,805	3,530
5.00%, 11/1/29	3,655	4,702
5.00%, 11/1/30	3,160	4,154
5.00%, 11/1/31	2,000	2,689
Ohio Higher Educational Facility Commission Revenue
5.00%, 5/1/31, Continuously Callable @100	1,000	1,135
5.00%, 5/1/33, Continuously Callable @100	500	566
Ohio Turnpike & Infrastructure Commission Revenue, 5.25%, 2/15/29, Continuously Callable @100	2,000	2,108
Ohio Water Development Authority Revenue, 12/1/33 (k)(n)	26,000	–
Port of Greater Cincinnati Development Authority Revenue, Series A, 3.00%, 5/1/23, Continuously Callable @100	9,535	9,566
Southeastern Ohio Port Authority Revenue
5.50%, 12/1/29, Continuously Callable @100	750	823
5.00%, 12/1/35, Continuously Callable @100	750	807
State of Ohio Revenue
5.00%, 1/15/34, Continuously Callable @100	7,210	8,347
5.00%, 1/15/35, Continuously Callable @100	6,000	6,940
5.00%, 1/15/36, Continuously Callable @100	3,070	3,548
4.00%, 11/15/36, Continuously Callable @100	1,260	1,451
4.00%, 11/15/38, Continuously Callable @100	1,270	1,456
4.00%, 11/15/40, Continuously Callable @100	655	747
Series A, 4.00%, 1/15/38, Continuously Callable @100	1,000	1,156
Series A, 4.00%, 1/15/40, Continuously Callable @100	1,800	2,062
Village of Bluffton Revenue
5.00%, 12/1/31, Continuously Callable @100	1,500	1,821
4.00%, 12/1/32, Continuously Callable @100	1,500	1,712
4.00%, 12/1/33, Continuously Callable @100	1,600	1,820
4.00%, 12/1/34, Continuously Callable @100	1,795	2,037
		137,182
Oklahoma (0.5%):
Garfield County Industrial Authority Revenue, Series A, 0.17%, 1/1/25, Callable 2/2/22 @ 100 (c)(h)	2,000	2,000
Muskogee Industrial Trust Revenue, Series A, 0.17%, 6/1/27, Continuously Callable @100 (h)	15,000	15,000
Oklahoma Development Finance Authority Revenue, Series B, 5.00%, 8/15/33, Continuously Callable @100	4,100	4,954
Pontotoc County Educational Facilities Authority Revenue, 4.00%, 9/1/40, Continuously Callable @100	2,000	2,323
Tulsa County Industrial Authority Revenue
5.00%, 11/15/28, Continuously Callable @102	940	1,070
5.00%, 11/15/30, Continuously Callable @102	1,780	2,023
		27,370
Oregon (0.1%):
Clackamas County Hospital Facility Authority Revenue
5.00%, 11/15/32, Continuously Callable @102	500	561
5.00%, 11/15/37, Continuously Callable @102	500	556
Oregon State Facilities Authority Revenue
Series A, 5.00%, 10/1/35, Continuously Callable @100	275	350
Series A, 5.00%, 10/1/40, Continuously Callable @100	1,750	2,198
		3,665

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	December 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Pennsylvania (7.9%):
Allegheny County Hospital Development Authority Revenue
5.00%, 4/1/35, Continuously Callable @100	$7,315	$8,887
5.00%, 4/1/36, Continuously Callable @100	8,000	9,697
4.00%, 7/15/37, Continuously Callable @100	2,000	2,337
4.00%, 7/15/38, Continuously Callable @100	1,500	1,748
4.00%, 7/15/39, Continuously Callable @100	1,440	1,675
Allegheny County Sanitary Authority Revenue (INS - Assured Guaranty Municipal Corp.)
4.00%, 12/1/33, Continuously Callable @100	1,500	1,704
4.00%, 12/1/34, Continuously Callable @100	1,475	1,671
Berks County IDA Revenue
4.00%, 11/1/33, Continuously Callable @100	1,300	1,386
5.00%, 11/1/34, Continuously Callable @100	2,000	2,246
5.00%, 11/1/35, Continuously Callable @100	3,000	3,363
Bethlehem Authority Revenue, 5.00%, 11/15/30, Continuously Callable @100	3,000	3,117
Bucks County IDA Revenue
5.00%, 10/1/30, Continuously Callable @103	325	370
5.00%, 10/1/31, Continuously Callable @103	450	512
5.00%, 10/1/37, Continuously Callable @103	2,260	2,530
Butler County Hospital Authority Revenue, 5.00%, 7/1/35, Continuously Callable @100	1,885	2,129
Chester County IDA Revenue
5.00%, 10/1/34, Continuously Callable @100	1,000	1,097
Series A, 5.13%, 10/15/37, Continuously Callable @100	2,750	3,115
City of Philadelphia Airport Revenue, Series A, 4.00%, 7/1/33, Continuously Callable @100	11,420	13,742
City of Philadelphia, GO
Series A, 4.00%, 5/1/40, Continuously Callable @100	3,500	4,161
Series A, 4.00%, 5/1/41, Continuously Callable @100	4,000	4,748
Series A, 4.00%, 5/1/42, Continuously Callable @100	2,250	2,663
Commonwealth Financing Authority Revenue
5.00%, 6/1/33, Continuously Callable @100	1,250	1,525
5.00%, 6/1/34, Continuously Callable @100	2,000	2,439
Series A, 5.00%, 6/1/34, Continuously Callable @100	5,000	5,732
Commonwealth of Pennsylvania Certificate of Participation
Series A, 5.00%, 7/1/34, Continuously Callable @100	1,350	1,642
Series A, 5.00%, 7/1/35, Continuously Callable @100	750	910
Series A, 5.00%, 7/1/37, Continuously Callable @100	800	969
County of Beaver, GO
4.00%, 4/15/28	2,195	2,556
4.00%, 4/15/28	695	826
4.00%, 4/15/29, Continuously Callable @100	1,900	2,208
4.00%, 4/15/29, Pre-refunded 4/15/28 @ 100	600	714
4.00%, 4/15/30, Continuously Callable @100	4,490	5,182
4.00%, 4/15/30, Pre-refunded 4/15/28 @ 100	510	607
County of Lehigh Revenue
4.00%, 7/1/37, Continuously Callable @100	2,000	2,335
4.00%, 7/1/38, Continuously Callable @100	2,000	2,330
4.00%, 7/1/39, Continuously Callable @100	2,000	2,327
County of Luzerne, GO (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 11/15/29, Continuously Callable @100	5,000	5,801
Cumberland County Municipal Authority Revenue
4.00%, 11/1/36, Continuously Callable @100	1,250	1,465
4.00%, 11/1/37, Continuously Callable @100	2,130	2,489
Dauphin County General Authority Revenue
4.00%, 6/1/30, Continuously Callable @100	2,000	2,273
4.00%, 6/1/31, Continuously Callable @100	1,000	1,108
Delaware County Authority Revenue
5.00%, 10/1/30	1,200	1,454

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	December 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
5.00%, 10/1/35, Continuously Callable @100	$2,220	$2,754
5.00%, 10/1/39, Continuously Callable @100	2,250	2,770
Delaware River Joint Toll Bridge Commission Revenue, 5.00%, 7/1/34, Continuously Callable @100	3,000	3,649
Delaware River Port Authority Revenue, 5.00%, 1/1/25, Continuously Callable @100	2,720	2,843
Latrobe IDA Revenue
4.00%, 3/1/40, Continuously Callable @100	250	274
4.00%, 3/1/41, Continuously Callable @100	250	274
4.00%, 3/1/46, Continuously Callable @100	750	814
Montgomery County Higher Education & Health Authority Revenue
5.00%, 9/1/34, Continuously Callable @100	1,750	2,145
5.00%, 9/1/35, Continuously Callable @100	1,850	2,265
4.00%, 9/1/36, Continuously Callable @100	1,100	1,284
4.00%, 9/1/37, Continuously Callable @100	1,000	1,165
5.00%, 9/1/37, Continuously Callable @100	1,750	2,137
4.00%, 9/1/38, Continuously Callable @100	900	1,046
4.00%, 9/1/39, Continuously Callable @100	1,000	1,159
Montgomery County IDA Revenue
5.00%, 11/15/23, Pre-refunded 5/15/22 @ 100	1,200	1,221
5.00%, 11/15/24, Pre-refunded 5/15/22 @ 100	2,750	2,797
Montour School District, GO (INS - Assured Guaranty Municipal Corp.)
Series B, 5.00%, 4/1/33, Continuously Callable @100	1,000	1,151
Series B, 5.00%, 4/1/34, Continuously Callable @100	1,500	1,724
Series B, 5.00%, 4/1/35, Continuously Callable @100	1,500	1,723
Northampton County General Purpose Authority Revenue, 1.11% (LIBOR01M+104bps), 8/15/48, (Put Date 8/15/24) (d)(e)	4,645	4,672
Northeastern Pennsylvania Hospital & Education Authority Revenue, Series A, 5.00%, 3/1/37, Continuously Callable @100	1,525	1,685
Pennsylvania Economic Development Financing Authority Revenue
4.00%, 7/1/33, Continuously Callable @103	1,750	1,977
3.00%, 4/1/39, Continuously Callable @100	30,000	32,427
4.00%, 7/1/41, Continuously Callable @103	1,050	1,175
Pennsylvania Higher Educational Facilities Authority Revenue
5.00%, 7/1/32, Pre-refunded 7/1/22 @ 100	1,625	1,663
Series A, 5.25%, 7/15/25, Continuously Callable @100	1,730	1,848
Series A, 5.25%, 7/15/26, Pre-refunded 7/15/23 @ 100	2,020	2,172
Series A, 5.25%, 7/15/27, Pre-refunded 7/15/23 @ 100	2,125	2,284
Series A, 5.25%, 7/15/28, Pre-refunded 7/15/23 @ 100	2,245	2,413
Series A, 5.00%, 7/15/30, Pre-refunded 7/15/23 @ 100	2,415	2,587
Series A, 5.25%, 7/15/33, Pre-refunded 7/15/23 @ 100	1,965	2,112
Pennsylvania Turnpike Commission Revenue
5.00%, 6/1/35, Continuously Callable @100	10,655	12,320
5.00%, 6/1/36, Continuously Callable @100	8,255	9,537
Series A-1, 5.00%, 12/1/32, Continuously Callable @100	1,500	1,685
Series A-1, 5.00%, 12/1/33, Continuously Callable @100	4,345	4,878
Series A-1, 5.00%, 12/1/34, Continuously Callable @100	3,000	3,471
Series A-1, 5.00%, 12/1/35, Continuously Callable @100	3,320	3,839
Series A-1, 5.00%, 12/1/36, Continuously Callable @100	3,690	4,263
Series B, 5.00%, 12/1/32, Continuously Callable @100	3,500	4,057
Series B, 5.00%, 12/1/33, Continuously Callable @100	7,145	8,274
Series B, 4.00%, 6/1/34, Continuously Callable @100	20,000	22,467
Series B, 5.00%, 12/1/34, Continuously Callable @100	2,000	2,323
Series B, 5.00%, 12/1/34, Continuously Callable @100	6,250	7,232
Series B, 5.00%, 12/1/35, Continuously Callable @100	5,700	6,590
Series B, 5.00%, 12/1/35, Continuously Callable @100	2,000	2,321
Series B, 4.00%, 12/1/40, Continuously Callable @100	2,000	2,384
Series B, 4.00%, 12/1/40, Continuously Callable @100	1,500	1,785
Series B, 4.00%, 12/1/41, Continuously Callable @100	1,750	2,076
Series B, 4.00%, 12/1/41, Continuously Callable @100	1,500	1,783
Series B, 4.00%, 12/1/42, Continuously Callable @100	1,500	1,775

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	December 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Philadelphia IDA Revenue
5.00%, 5/1/35, Continuously Callable @100	$750	$915
5.00%, 5/1/36, Continuously Callable @100	1,500	1,828
5.00%, 5/1/38, Continuously Callable @100	1,000	1,215
5.00%, 6/15/40, Continuously Callable @100 (f)	900	1,055
Pittsburgh Water & Sewer Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series B, 4.00%, 9/1/34, Continuously Callable @100	1,750	2,089
Series B, 4.00%, 9/1/35, Continuously Callable @100	300	357
Reading School District, GO (INS - Assured Guaranty Municipal Corp.)
5.00%, 3/1/36, Continuously Callable @100	2,000	2,374
5.00%, 3/1/37, Continuously Callable @100	1,500	1,781
School District of Philadelphia, GO
Series A, 5.00%, 9/1/34, Continuously Callable @100	1,000	1,228
Series A, 5.00%, 9/1/35, Continuously Callable @100	1,000	1,226
Series A, 5.00%, 9/1/36, Continuously Callable @100	1,000	1,225
Series A, 5.00%, 9/1/37, Continuously Callable @100	1,000	1,224
Series A, 4.00%, 9/1/38, Continuously Callable @100	1,700	1,975
Series A, 4.00%, 9/1/39, Continuously Callable @100	1,600	1,853
Series F, 5.00%, 9/1/31, Continuously Callable @100	9,895	11,719
Series F, 5.00%, 9/1/32, Continuously Callable @100	5,000	5,915
Series F, 5.00%, 9/1/33, Continuously Callable @100	4,000	4,727
Series F, 5.00%, 9/1/34, Continuously Callable @100	5,100	6,021
School District of the City of Erie, GO (INS - Assured Guaranty Municipal Corp.), Series A, 4.00%, 4/1/33, Continuously Callable @100	1,150	1,354
Scranton School District, GO (INS - Build America Mutual Assurance Co.)
Series E, 5.00%, 12/1/32, Continuously Callable @100	1,000	1,220
Series E, 5.00%, 12/1/33, Continuously Callable @100	1,600	1,946
Series E, 5.00%, 12/1/35, Continuously Callable @100	750	908
State Public School Building Authority Revenue
5.00%, 4/1/23, Pre-refunded 4/1/22 @ 100	1,250	1,264
5.00%, 6/1/29, Continuously Callable @100	10,000	11,996
State Public School Building Authority Revenue (INS - Assured Guaranty Municipal Corp.)
5.00%, 6/1/31, Continuously Callable @100	6,100	7,281
4.00%, 12/1/31, Continuously Callable @100	13,085	14,763
4.00%, 12/1/31, Pre-refunded 12/1/26 @ 100	2,295	2,658
The Berks County Municipal Authority Revenue, Series B, 5.00%, 2/1/40, (Put Date 2/1/30) (d)	3,300	3,900
Westmoreland County IDA Revenue, Series A, 4.00%, 7/1/37, Continuously Callable @100	1,400	1,646
Wilkes-Barre Finance Authority Revenue, 4.00%, 3/1/42, Continuously Callable @100	2,600	2,850
		413,573
Puerto Rico (0.1%):
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Authority Revenue, 5.00%, 4/1/27, Continuously Callable @100	2,600	2,623

Rhode Island (0.3%):
Rhode Island Health & Educational Building Corp. Revenue, 6.00%, 9/1/33, Pre-refunded 9/1/23 @ 100	2,000	2,189
Rhode Island Turnpike & Bridge Authority Revenue
Series A, 5.00%, 10/1/33, Continuously Callable @100	1,350	1,581
Series A, 5.00%, 10/1/35, Continuously Callable @100	4,345	5,079
Tobacco Settlement Financing Corp. Revenue
Series A, 5.00%, 6/1/28, Continuously Callable @100	2,000	2,251
Series A, 5.00%, 6/1/29, Continuously Callable @100	2,000	2,249
Series A, 5.00%, 6/1/30, Continuously Callable @100	2,500	2,809
		16,158

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	December 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
South Carolina (0.8%):
Lexington County Health Services District, Inc. Revenue
4.00%, 11/1/31, Continuously Callable @100	$1,000	$1,158
4.00%, 11/1/32, Continuously Callable @100	1,000	1,153
Patriots Energy Group Financing Agency Revenue, Series B, 0.93% (LIBOR01M+86bps), 10/1/48, (Put Date 2/1/24) (d)(e)	20,000	20,249
South Carolina Public Service Authority Revenue
Series A, 5.00%, 12/1/34, Continuously Callable @100	9,835	11,590
Series A, 5.00%, 12/1/35, Continuously Callable @100	7,000	8,225
		42,375
Tennessee (0.5%):
Greeneville Health & Educational Facilities Board Revenue
5.00%, 7/1/35, Continuously Callable @100	2,710	3,306
5.00%, 7/1/36, Continuously Callable @100	3,000	3,655
5.00%, 7/1/37, Continuously Callable @100	3,500	4,259
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, 5.00%, 7/1/35, Continuously Callable @100	5,000	5,848
New Memphis Arena Public Building Authority Revenue
2.09%, 4/1/32, Continuously Callable @98	875	707
2.14%, 4/1/33, Continuously Callable @96	875	689
2.13%, 4/1/34, Continuously Callable @94	875	675
2.25%, 4/1/35, Continuously Callable @92	875	651
Tennessee Energy Acquisition Corp. Revenue, Series A, 5.00%, 5/1/52, (Put Date 11/1/31) (d)	6,500	8,365
		28,155
Texas (11.6%):
Austin Affordable PFC, Inc. Revenue (LIQ - Deutsche Bank A.G.), Series 2021-XF1102, 0.35%, 7/1/61, Callable 7/1/33 @ 104 (f)(h)	2,000	2,000
Austin Convention Enterprises, Inc. Revenue, 5.00%, 1/1/34, Continuously Callable @100	1,105	1,234
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue
5.00%, 12/1/25	2,740	3,061
5.00%, 12/1/27, Continuously Callable @100	2,990	3,318
5.00%, 12/1/28, Continuously Callable @100	1,640	1,815
5.00%, 12/1/29, Continuously Callable @100	1,600	1,765
5.00%, 12/1/30, Continuously Callable @100	1,700	1,870
5.25%, 12/1/35, Continuously Callable @100	5,150	5,664
Capital Area Housing Finance Corp. Revenue (LOC - Deutsche Bank A.G.), Series 2021-XF1131, 0.34%, 12/1/61, Callable 12/1/38 @ 100 (f)(h)	5,000	5,000
Central Texas Regional Mobility Authority Revenue
1/1/22 (i)	885	885
5.00%, 1/1/22	500	500
5.00%, 1/1/23	500	522
1/1/24 (i)	7,000	6,926
1/1/26 (i)	2,535	2,437
5.00%, 1/1/33, Pre-refunded 1/1/23 @ 100	3,500	3,663
Series A, 5.00%, 1/1/34, Pre-refunded 7/1/25 @ 100	1,250	1,443
Series A, 5.00%, 1/1/35, Pre-refunded 7/1/25 @ 100	1,100	1,270
Central Texas Turnpike System Revenue
Series C, 5.00%, 8/15/33, Continuously Callable @100	10,000	11,082
Series C, 5.00%, 8/15/34, Continuously Callable @100	8,500	9,413
City of Arlington Special Tax (INS - Build America Mutual Assurance Co.)
Series C, 5.00%, 2/15/34, Continuously Callable @100	1,500	1,811
Series C, 5.00%, 2/15/35, Continuously Callable @100	1,500	1,808
Series C, 5.00%, 2/15/36, Continuously Callable @100	3,100	3,731
Series C, 5.00%, 2/15/37, Continuously Callable @100	3,305	3,972
Series C, 5.00%, 2/15/38, Continuously Callable @100	4,380	5,261

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	December 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
City of Corpus Christi Utility System Revenue
4.00%, 7/15/32, Continuously Callable @100	$1,800	$2,047
4.00%, 7/15/33, Continuously Callable @100	1,100	1,247
4.00%, 7/15/34, Continuously Callable @100	1,050	1,185
4.00%, 7/15/35, Continuously Callable @100	1,000	1,125
City of Dallas Housing Finance Corp. Revenue, Series 2021-XF1109, 0.35%, 7/1/61, Callable 8/1/33 @ 103 (f)(h)	4,000	4,000
City of Houston Hotel Occupancy Tax & Special Revenue
5.00%, 9/1/29, Continuously Callable @100	2,300	2,563
5.00%, 9/1/30, Continuously Callable @100	1,000	1,114
5.00%, 9/1/32, Continuously Callable @100	5,615	6,245
5.00%, 9/1/33, Continuously Callable @100	5,345	5,941
5.00%, 9/1/34, Continuously Callable @100	2,150	2,388
5.00%, 9/1/35, Continuously Callable @100	1,575	1,748
City of Laredo Waterworks & Sewer System Revenue
4.00%, 3/1/32, Continuously Callable @100	740	836
4.00%, 3/1/33, Continuously Callable @100	1,000	1,129
4.00%, 3/1/34, Continuously Callable @100	1,000	1,127
4.00%, 3/1/36, Continuously Callable @100	1,500	1,677
City of Lubbock Electric Light & Power System Revenue
4.00%, 4/15/38, Continuously Callable @100	2,875	3,387
4.00%, 4/15/39, Continuously Callable @100	2,250	2,649
4.00%, 4/15/41, Continuously Callable @100	3,410	3,990
Clifton Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund)
4.00%, 8/15/33, Continuously Callable @100	2,130	2,550
4.00%, 8/15/34, Continuously Callable @100	2,275	2,723
4.00%, 8/15/35, Continuously Callable @100	2,375	2,836
4.00%, 8/15/36, Continuously Callable @100	3,710	4,422
4.00%, 8/15/37, Continuously Callable @100	3,860	4,594
4.00%, 8/15/38, Continuously Callable @100	4,015	4,772
4.00%, 8/15/39, Continuously Callable @100	4,305	5,106
Series A, 4.00%, 8/15/32, Continuously Callable @100	1,300	1,482
Dallas/Fort Worth International Airport Revenue
Series D, 5.25%, 11/1/28, Continuously Callable @100	2,000	2,176
Series D, 5.25%, 11/1/29, Continuously Callable @100	7,500	8,156
Harris County Cultural Education Facilities Finance Corp. Revenue
5.00%, 12/1/27, Pre-refunded 12/1/22 @ 100	4,710	4,912
5.00%, 6/1/28, Continuously Callable @100	1,400	1,475
4.00%, 10/1/41, Continuously Callable @100	1,300	1,553
4.00%, 10/1/42, Continuously Callable @100	3,000	3,577
0.67% (MUNIPSA+57bps), 12/1/49, (Put Date 12/4/24) (d)(e)	3,330	3,355
Harris County Municipal Utility District No. 165, GO (INS - Build America Mutual Assurance Co.)
5.00%, 3/1/30, Continuously Callable @100	750	847
5.00%, 3/1/31, Continuously Callable @100	2,030	2,292
5.00%, 3/1/32, Continuously Callable @100	2,500	2,820
Houston Higher Education Finance Corp. Revenue
Series A, 5.25%, 9/1/31, Pre-refunded 9/1/22 @ 100	3,850	3,978
Series A, 5.25%, 9/1/32, Pre-refunded 9/1/22 @ 100	4,075	4,210
Karnes County Hospital District Revenue
5.00%, 2/1/29, Continuously Callable @100	4,000	4,371
5.00%, 2/1/34, Continuously Callable @100	4,000	4,361
Main Street Market Square Redevelopment Authority Tax Allocation (INS - Build America Mutual Assurance Co.)
5.00%, 9/1/29, Continuously Callable @100	1,215	1,381
5.00%, 9/1/30, Continuously Callable @100	1,380	1,568
5.00%, 9/1/31, Continuously Callable @100	2,000	2,271
5.00%, 9/1/32, Continuously Callable @100	1,500	1,702
5.00%, 9/1/33, Continuously Callable @100	2,680	3,038
Matagorda County Navigation District No. 1 Revenue

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	December 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
2.60%, 11/1/29	$14,010	$15,108
4.00%, 6/1/30, Continuously Callable @100	5,405	5,623
Mesquite Health Facilities Development Corp. Revenue
2/15/26 (j)	3,100	2,458
2/15/35, Continuously Callable @100 (j)	1,075	852
New Hope Cultural Education Facilities Finance Corp. Revenue
5.00%, 11/1/31, Continuously Callable @102	1,000	1,124
4.00%, 11/1/36, Continuously Callable @102	1,475	1,588
Series A, 2.25%, 7/1/30, Callable 7/1/25 @ 100 (j)	7,500	6,426
Series A, 2.25%, 7/1/35, Callable 7/1/25 @ 100 (j)	9,000	7,711
Newark Higher Education Finance Corp. Revenue
4.00%, 4/1/32, Continuously Callable @100	1,635	1,842
4.00%, 4/1/33, Continuously Callable @100	2,000	2,252
4.00%, 4/1/34, Continuously Callable @100	4,470	5,012
4.00%, 4/1/35, Continuously Callable @100	1,650	1,843
4.00%, 4/1/36, Continuously Callable @100	2,150	2,393
North East Texas Regional Mobility Authority Revenue
5.00%, 1/1/36, Continuously Callable @100	7,000	8,081
Series B, 5.00%, 1/1/36, Continuously Callable @100	5,485	6,403
North Texas Tollway Authority Revenue
Series A, 5.00%, 1/1/32, Continuously Callable @100	8,000	9,013
Series A, 5.00%, 1/1/34, Continuously Callable @100	1,515	1,770
Series A, 4.00%, 1/1/39, Continuously Callable @100	14,620	17,115
Series B, 5.00%, 1/1/31, Continuously Callable @100	1,500	1,630
Series B, 5.00%, 1/1/34, Continuously Callable @100	7,500	8,477
Series B, 4.00%, 1/1/38, Continuously Callable @100	2,000	2,404
Series B, 4.00%, 1/1/39, Continuously Callable @100	2,500	3,001
Series B, 4.00%, 1/1/40, Continuously Callable @100	1,625	1,946
North Texas Tollway Authority Revenue (INS - Assured Guaranty Corp.), 1/1/29 (i)	20,000	18,157
North Texas Tollway Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series B, 4.00%, 1/1/35, Continuously Callable @100	2,000	2,275
Series B, 4.00%, 1/1/36, Continuously Callable @100	1,695	1,923
Permanent University Fund - University of Texas System Revenue
5.00%, 7/1/32, Continuously Callable @100	2,230	2,567
5.00%, 7/1/33, Continuously Callable @100	3,250	3,739
5.00%, 7/1/34, Continuously Callable @100	2,500	2,874
Port of Port Arthur Navigation District Revenue
0.18%, 11/1/40, Continuously Callable @100 (c)(h)	65,000	65,000
0.20%, 11/1/40, Continuously Callable @100 (h)	9,800	9,800
Series A, 0.21%, 4/1/40, Continuously Callable @100 (h)	4,470	4,470
Series B, 0.21%, 4/1/40, Continuously Callable @100 (h)	21,150	21,150
Series C, 0.22%, 4/1/40, Continuously Callable @100 (h)	21,710	21,710
San Antonio Education Facilities Corp. Revenue
4.00%, 4/1/38, Continuously Callable @100	850	979
4.00%, 4/1/39, Continuously Callable @100	1,000	1,151
4.00%, 4/1/40, Continuously Callable @100	1,000	1,147
4.00%, 4/1/41, Continuously Callable @100	895	1,024
San Antonio Housing Trust Finance Corp. Revenue (NBGA - Federal Home Loan Mortgage Corp.), 3.50%, 4/1/43, (Put Date 10/1/28) (d)	14,935	15,692
Tarrant County Cultural Education Facilities Finance Corp. Revenue
5.00%, 11/15/30, Continuously Callable @100	2,145	2,577
5.00%, 11/15/31, Continuously Callable @100	2,250	2,697
5.00%, 11/15/32, Continuously Callable @100	2,365	2,823
5.00%, 11/15/37, Continuously Callable @100	2,175	2,555

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	December 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 7/1/37, Continuously Callable @100	$18,225	$22,514
Series B, 5.00%, 7/1/38, Continuously Callable @100	19,115	23,589
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, 5.00%, 12/15/32	9,835	13,029
Texas Private Activity Bond Surface Transportation Corp. Revenue
4.00%, 6/30/38, Continuously Callable @100	3,300	3,859
4.00%, 12/31/38, Continuously Callable @100	3,850	4,502
4.00%, 6/30/39, Continuously Callable @100	2,150	2,507
Texas Transportation Commission State Highway Fund Revenue, 5.00%, 10/1/26	7,235	8,716
Trinity River Public Facility Corp. Revenue (LIQ - Deutsche Bank A.G.), Series DBE-8064, 0.50%, 6/1/59, Callable 1/1/31 @ 101 (f)(h)	5,000	5,000
Trophy Club Public Improvement District No. 1 Special Assessment (INS - Assured Guaranty Municipal Corp.), 5.00%, 6/1/33, Continuously Callable @100	6,960	7,871
Waco Educational Finance Corp. Revenue
4.00%, 3/1/39, Continuously Callable @100	1,250	1,493
4.00%, 3/1/40, Continuously Callable @100	1,000	1,192
4.00%, 3/1/41, Continuously Callable @100	1,000	1,190
		605,221
Utah (0.1%):
Jordanelle Special Service District Special Assessment
Series A, 12.00%, 8/1/30, Continuously Callable @100 (f)	3,161	3,172
Series B, 12.00%, 8/1/30, Continuously Callable @100 (f)	1,731	1,736
Military Installation Development Authority Revenue
Series A-1, 4.00%, 6/1/36, Continuously Callable @103	1,045	1,067
Series A-1, 4.00%, 6/1/41, Continuously Callable @103	1,000	1,014
		6,989
Vermont (0.2%):
Vermont Economic Development Authority Revenue
4.00%, 5/1/33, Continuously Callable @103 (g)	3,950	4,356
4.00%, 5/1/37, Continuously Callable @103	4,190	4,658
Vermont Educational & Health Buildings Financing Agency Revenue, Series A, 5.00%, 12/1/36, Continuously Callable @100	2,500	2,911
		11,925
Virgin Islands (0.1%):
Virgin Islands Public Finance Authority Revenue, 5.00%, 9/1/30, Continuously Callable @100 (f)	6,500	7,229

Virginia (0.9%):
Chesapeake Hospital Authority Revenue
4.00%, 7/1/36, Continuously Callable @100	1,175	1,369
4.00%, 7/1/37, Continuously Callable @100	1,205	1,401
Fairfax County Economic Development Authority Revenue, Series A, 5.00%, 10/1/36, Continuously Callable @102	2,150	2,396
Loudoun County Economic Development Authority Revenue, Series F, 0.11%, 2/15/38, Callable 2/1/22 @ 100 (h)	3,100	3,100
Stafford County Economic Development Authority Revenue
5.00%, 6/15/33, Continuously Callable @100	750	878
5.00%, 6/15/34, Continuously Callable @100	2,620	3,064
5.00%, 6/15/35, Continuously Callable @100	1,930	2,255
Virginia College Building Authority Revenue
4.00%, 2/1/34, Continuously Callable @100	10,000	11,478
4.00%, 2/1/36, Continuously Callable @100	3,000	3,423
Virginia Small Business Financing Authority Revenue
Series A, 4.00%, 1/1/37, Continuously Callable @103	2,750	3,164
Series A, 4.00%, 1/1/38, Continuously Callable @103	3,000	3,444
Series A, 4.00%, 1/1/39, Continuously Callable @103	3,500	4,007
Series A, 4.00%, 1/1/40, Continuously Callable @103	4,000	4,575
		44,554

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	December 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Washington (0.4%):
Washington Health Care Facilities Authority Revenue
5.00%, 8/15/33, Continuously Callable @100	$3,090	$3,694
5.00%, 8/15/34, Continuously Callable @100	3,470	4,136
5.00%, 7/1/35, Continuously Callable @100	2,355	2,853
5.00%, 7/1/36, Continuously Callable @100	2,250	2,721
4.00%, 7/1/37, Continuously Callable @100	3,125	3,548
Washington State Housing Finance Commission Revenue, Series A-1, 3.50%, 12/20/35	2,678	3,126
		20,078
West Virginia (0.3%):
West Virginia Hospital Finance Authority Revenue
5.00%, 6/1/33, Continuously Callable @100	1,850	2,231
5.00%, 1/1/34, Continuously Callable @100	2,360	2,888
5.00%, 6/1/34, Continuously Callable @100	2,970	3,577
5.00%, 1/1/35, Continuously Callable @100	2,920	3,569
5.00%, 6/1/35, Continuously Callable @100	2,405	2,893
5.00%, 9/1/38, Continuously Callable @100	1,000	1,232
5.00%, 9/1/39, Continuously Callable @100	1,000	1,230
		17,620
Wisconsin (1.4%):
Public Finance Authority Revenue
3.00%, 4/1/25 (f)	330	341
4.00%, 3/1/29	890	983
4.00%, 6/15/29, Continuously Callable @100 (f)	295	321
4.00%, 9/1/29, Continuously Callable @103 (f)	1,250	1,372
4.00%, 3/1/30	950	1,054
4.00%, 3/1/34, Continuously Callable @100	3,520	3,896
5.25%, 5/15/37, Continuously Callable @102 (f)	1,000	1,105
5.00%, 6/15/39, Continuously Callable @100 (f)	410	452
5.00%, 9/1/39, Continuously Callable @103 (f)	2,230	2,513
5.00%, 1/1/40, Continuously Callable @100	3,500	4,268
5.00%, 4/1/40, Continuously Callable @100 (f)	1,175	1,408
4.00%, 7/1/41, Continuously Callable @100 (f)	675	742
5.00%, 1/1/45, Continuously Callable @100	3,275	3,964
Series A, 5.25%, 10/1/38, Continuously Callable @100	3,250	3,807
Series A, 4.00%, 7/1/41, Continuously Callable @100	770	852
Series A, 5.00%, 11/15/41, Continuously Callable @103	4,480	5,438
Series A, 4.00%, 7/1/46, Continuously Callable @100	1,100	1,255
Series D, 4.05%, 11/1/30, Continuously Callable @100	1,500	1,650
Wisconsin Health & Educational Facilities Authority Revenue
4.00%, 1/1/27	360	395
4.00%, 1/1/28, Continuously Callable @103	370	408
4.00%, 1/1/29, Continuously Callable @103	390	431
4.00%, 1/1/30, Continuously Callable @103	405	445
5.00%, 8/15/34, Continuously Callable @100	1,000	1,102
4.00%, 2/15/35, Continuously Callable @100	500	593
4.00%, 9/15/36, Continuously Callable @103	530	594
4.00%, 11/15/36, Continuously Callable @100	9,830	11,022
4.00%, 1/1/37, Continuously Callable @103	1,460	1,587
4.00%, 2/15/37, Continuously Callable @100	1,000	1,178
4.00%, 3/15/40, Continuously Callable @100	750	846
4.00%, 9/15/41, Continuously Callable @103	510	566
4.00%, 12/1/41, Continuously Callable @100	850	894
0.21%, 2/15/53, Callable 2/1/22 @ 100 (h)	6,500	6,500
Series A, 5.13%, 4/15/31, Pre-refunded 4/15/23 @ 100	5,000	5,310
Series C, 5.00%, 8/15/26, Pre-refunded 8/15/22 @ 100	1,500	1,544

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	December 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series C, 5.00%, 8/15/29, Pre-refunded 8/15/22 @ 100	$1,935	$1,992
		70,828
Total Municipal Bonds (Cost $4,863,472)		5,207,595
Total Investments (Cost $4,863,671) — 99.7%		5,207,955
Other assets in excess of liabilities — 0.3%		17,965
NET ASSETS - 100.00%		$5,225,920

(a)	Amount represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of this security has been segregated as collateral for securities purchased on a delayed-delivery and/or when-issued basis.
(d)	Put Bond.
(e)	Variable or Floating-Rate Security. Rate disclosed is as of December 31, 2021.
(f)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of December 31, 2021, the fair value of these securities was $160,680 (thousands) and amounted to 3.1% of net assets.
(g)	Security or portion of security purchased on a delayed-delivery and/or when-issued basis.
(h)	Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(i)	Zero-coupon bond.
(j)	Currently the issuer is in default with respect to interest and/or principal payments.
(k)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. At December 31, 2021, illiquid securities were 0.2% of the Fund's net assets.
(l)	Stepped-coupon security converts to coupon form on 11/1/25 with a rate of 4.00%.
(m)	Stepped-coupon security converts to coupon form on 11/1/25 with a rate of 4.35%.
(n)	Security was fair valued based using significant unobservable inputs as of December 31, 2021.

AMBAC—American Municipal Bond Assurance Corporation
bps—Basis points
Continuously callable—Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO—General Obligation
IDA—Industrial Development Authority
LIBOR—London InterBank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of December 31, 2021, based on the last reset date of the security
LOC—Letter of Credit
MUNIPSA—Municipal Swap Index
SOFR—Secured Overnight Financing Rate

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Tax Exempt Long-Term Fund	December 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Common Stocks (0.0%)(a)
Utilities (0.0%):
Energy Harbor Corp. (b)	2,456	$111
Total Common Stocks (Cost $61)		111

Municipal Bonds (99.2%)
Alabama (1.3%):
Columbia Industrial Development Board Revenue (NBGA - Southern Co.), Series A, 0.12%, 12/1/37, Continuously Callable @100 (c)	$195	195
DCH Healthcare Authority Revenue, Series A, 4.00%, 6/1/51, Continuously Callable @100	4,000	4,549
Homewood Educational Building Authority Revenue
5.00%, 12/1/47, Continuously Callable @100	4,500	5,217
Series A, 4.00%, 12/1/51, Continuously Callable @100	3,000	3,405
Montgomery Medical Clinic Board Revenue, 5.00%, 3/1/36, Continuously Callable @100	1,750	1,996
The Lower Alabama Gas District Revenue, Series A, 5.00%, 9/1/46	11,500	17,131
		32,493
Alaska (0.0%):(a)
Northern Tobacco Securitization Corp. Revenue, Series A, 4.00%, 6/1/50, Continuously Callable @100	1,000	1,160

Arizona (2.5%):
Apache County IDA Revenue, Series A, 4.50%, 3/1/30, Continuously Callable @100	5,000	5,030
Arizona Health Facilities Authority Revenue
5.00%, 2/1/42, Continuously Callable @100	6,000	6,021
1.95% (MUNIPSA+185bps), 2/1/48, (Put Date 2/1/23) (d)(e)	5,000	5,098
Arizona IDA Revenue
5.00%, 7/1/52, Continuously Callable @100	1,725	2,025
Series A, 4.00%, 7/1/51, Continuously Callable @100	1,000	1,110
City of Phoenix Civic Improvement Corp. Revenue (INS - National Public Finance Guarantee Corp.)
Series B, 5.50%, 7/1/29	1,000	1,299
Series B, 5.50%, 7/1/30	1,500	1,990
Maricopa County IDA Revenue
5.00%, 7/1/47, Continuously Callable @100	1,600	1,813
Series A, 4.00%, 7/1/56, Continuously Callable @100	1,000	1,141
Pinal County Electric District No. 3 Revenue, 4.00%, 7/1/41, Continuously Callable @100	10,000	11,135
Tempe IDA Revenue, 4.00%, 12/1/46, Continuously Callable @102	2,500	2,731
The City of Phoenix IDA Revenue
5.00%, 7/1/41, Continuously Callable @100	1,200	1,334
5.00%, 7/1/42, Continuously Callable @100	1,250	1,486
5.00%, 7/1/44, Continuously Callable @100	6,000	6,494
The IDA of the County of Pima Revenue, 4.00%, 6/15/51, Continuously Callable @100 (f)(g)	2,500	2,584
The Pima County IDA Revenue
4.00%, 9/1/29, Continuously Callable @100	3,000	3,112
5.00%, 6/15/52, Continuously Callable @100 (f)	2,000	2,017
The Prima County IDA Revenue, Series A, 4.50%, 6/1/30, Continuously Callable @100	2,685	2,726
The Yavapai County IDA Revenue, 4.00%, 8/1/43, Continuously Callable @100	1,725	1,968
		61,114
Arkansas (0.2%):
Arkansas Development Finance Authority Revenue (INS - AMBAC Assurance Corp.)
7/1/28 (h)	1,000	912
7/1/29 (h)	1,165	1,035

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	December 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
7/1/30 (h)	$1,150	$995
7/1/36 (h)	2,500	1,759
		4,701
California (6.1%):
California Health Facilities Financing Authority Revenue, 5.00%, 11/15/56, Continuously Callable @100	1,000	1,219
California Municipal Finance Authority Revenue (LIQ - Deutsche Bank A.G.), Series DBE-8061, 0.50%, 1/1/60, Callable 1/1/37 @ 100 (c)(f)	2,550	2,550
California State Public Works Board Revenue
5.00%, 6/1/31, Continuously Callable @100	2,950	3,141
Series B, 5.00%, 10/1/39, Continuously Callable @100	3,500	3,907
California Statewide Communities Development Authority Revenue (LIQ - Deutsche Bank A.G.)
Series DBE-8052, 0.50%, 4/1/52, Callable 2/8/22 @ 100 (c)(f)	3,245	3,245
Series DBE-8065, 0.50%, 11/1/52, Callable 3/10/22 @ 100 (c)(f)	10,000	10,000
Cerritos Community College District, GO
Series D, 8/1/31 (h)	1,000	870
Series D, 8/1/32 (h)	2,500	2,125
Series D, 8/1/33 (h)	2,175	1,806
Series D, 8/1/34 (h)	1,000	810
Series D, 8/1/35 (h)	1,500	1,186
Series D, 8/1/36 (h)	2,200	1,700
City & County of San Francisco Revenue (LIQ - Deutsche Bank A.G.), Series DBE-8059, 0.50%, 12/1/52, Callable 2/8/22 @ 100 (c)(f)	13,000	13,000
Coachella Valley Unified School District, GO (INS - Assured Guaranty Municipal Corp.), Series D, 8/1/41 (h)	8,500	5,354
El Camino Community College District, GO
Series C, 8/1/34 (h)	3,000	2,439
Series C, 8/1/38 (h)	3,000	2,099
El Monte Union High School District, GO (INS - Assured Guaranty Municipal Corp.), 6/1/42 (h)	10,000	5,840
Golden State Tobacco Securitization Corp. Revenue, Series A, 5.00%, 6/1/30, Pre-refunded 6/1/23 @ 100	2,000	2,134
Indio Redevelopment Agency Successor Agency Tax Allocation, Series A, 5.25%, 8/15/35, Continuously Callable @100	1,580	1,585
Los Alamitos Unified School District Certificate of Participation
8/1/34, Continuously Callable @100 (i)	1,200	1,435
8/1/42, Continuously Callable @100 (j)	4,500	5,198
Paramount Unified School District, GO
8/1/34 (h)	1,860	1,475
8/1/35 (h)	2,000	1,539
8/1/36 (h)	2,750	2,051
8/1/37 (h)	2,750	1,987
Sacramento City Schools Joint Powers Financing Authority Revenue (INS - Build America Mutual Assurance Co.)
Series A, 5.00%, 3/1/36, Continuously Callable @100	2,560	2,786
Series A, 5.00%, 3/1/40, Continuously Callable @100	2,000	2,167
San Diego Public Facilities Financing Authority Revenue, Series A, 5.00%, 10/15/44, Continuously Callable @100	2,500	2,880
San Ysidro School District, GO (INS - Assured Guaranty Municipal Corp.)
Series G, 8/1/36 (h)	13,605	10,209
Series G, 8/1/37 (h)	14,285	10,426
Santa Ana Unified School District Certificate of Participation (INS - Assured Guaranty Municipal Corp.), 4/1/29 (h)	15,000	12,476
State of California, GO
5.25%, 4/1/35, Continuously Callable @100	8,000	8,094
5.00%, 2/1/38, Continuously Callable @100	6,750	7,077
5.00%, 10/1/47, Continuously Callable @100	5,000	5,820

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	December 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Stockton Unified School District, GO (INS - Assured Guaranty Municipal Corp.), Series D, 8/1/34 (h)	$8,885	$6,980
		147,610
Colorado (2.3%):
Colorado Educational & Cultural Facilities Authority Revenue
4.00%, 12/1/48, Continuously Callable @100	2,500	2,774
5.00%, 4/1/53, Continuously Callable @100	750	888
Series A, 5.25%, 4/1/43, Pre-refunded 4/1/23 @ 100	2,500	2,655
Colorado Health Facilities Authority Revenue
5.00%, 12/1/42, Pre-refunded 6/1/22 @ 100	5,000	5,098
5.00%, 6/1/45, Pre-refunded 6/1/25 @ 100	6,000	6,903
5.00%, 6/1/47, Pre-refunded 6/1/27 @ 100	1,250	1,529
Series A, 4.00%, 8/1/49, Continuously Callable @100	2,500	2,855
Series A, 4.00%, 9/1/50, Continuously Callable @100	1,500	1,711
Series A, 4.00%, 12/1/50, Continuously Callable @103	7,250	8,171
Denver Health & Hospital Authority Revenue, Series A, 4.00%, 12/1/40, Continuously Callable @100	750	853
E-470 Public Highway Authority Revenue (INS - National Public Finance Guarantee Corp.), Series B, 9/1/35, Continuously Callable @64 (h)	10,000	5,963
Park Creek Metropolitan District Revenue
5.00%, 12/1/45, Continuously Callable @100	1,000	1,129
5.00%, 12/1/46, Continuously Callable @100	2,500	2,823
5.00%, 12/1/51, Continuously Callable @100	2,000	2,263
Rampart Range Metropolitan District No. 1 Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 12/1/47, Continuously Callable @100	4,000	4,777
Regional Transportation District Certificate of Participation, Series A, 5.00%, 6/1/44, Continuously Callable @100	5,000	5,291
Southlands Metropolitan District No. 1, GO, Series A-1, 5.00%, 12/1/47, Continuously Callable @100	1,000	1,118
		56,801
Connecticut (1.0%):
Connecticut State Health & Educational Facilities Authority Revenue, Series A, 4.00%, 7/1/49, Continuously Callable @100	3,000	3,378
Mashantucket Western Pequot Tribe Revenue, 7/1/31 (l)(k)	59,890	12,962
State of Connecticut, GO
Series A, 5.00%, 4/15/38, Continuously Callable @100	5,500	6,734
Series A, 5.00%, 4/15/39, Continuously Callable @100	1,550	1,939
		25,013
District of Columbia (1.1%):
District of Columbia Housing Finance Agency Revenue (LIQ - Deutsche Bank A.G.), Series DBE-8070, 0.50%, 8/1/40, Callable 1/1/32 @ 105 (c)(f)	7,500	7,500
District of Columbia Revenue
5.00%, 7/1/36, Pre-refunded 7/1/22 @ 100	1,305	1,336
5.00%, 7/1/42, Pre-refunded 7/1/22 @ 100	1,500	1,535
6.00%, 7/1/43, Pre-refunded 7/1/23 @ 100	1,700	1,846
6.00%, 7/1/48, Pre-refunded 7/1/23 @ 100	1,450	1,574
5.00%, 7/1/49, Continuously Callable @100	1,275	1,505
5.00%, 7/1/54, Continuously Callable @100	1,140	1,339
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, 5.00%, 10/1/53, Continuously Callable @100	10,000	10,097
		26,732
Florida (8.0%):
Alachua County Health Facilities Authority Revenue
4.00%, 10/1/46, Continuously Callable @103	700	770
4.00%, 12/1/49, Continuously Callable @100	7,000	7,955
City of Atlantic Beach Revenue
Series A, 5.00%, 11/15/53, Continuously Callable @103	2,000	2,272
Series B, 5.63%, 11/15/43, Continuously Callable @100	7,000	7,544

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	December 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
City of Jacksonville Revenue
5.00%, 10/1/29, Continuously Callable @100	$2,270	$2,349
4.00%, 11/1/45, Continuously Callable @100	2,500	2,865
City of Lakeland Revenue
5.00%, 9/1/37, Continuously Callable @100	500	514
5.00%, 9/1/42, Continuously Callable @100	1,000	1,027
City of Pompano Beach Revenue
4.00%, 9/1/50, Continuously Callable @103	8,000	8,575
Series A, 4.00%, 9/1/51, Continuously Callable @103	2,895	3,171
County of Miami-Dade Florida Water & Sewer System Revenue
4.00%, 10/1/51, Continuously Callable @100	5,430	6,413
4.00%, 10/1/51, Continuously Callable @100	2,500	2,950
Series B, 4.00%, 10/1/49, Continuously Callable @100	22,000	25,395
County of Miami-Dade Rickenbacker Causeway Revenue, 5.00%, 10/1/43, Continuously Callable @100	1,750	1,931
County of Miami-Dade Seaport Department Revenue, Series A-2, 4.00%, 10/1/49, Continuously Callable @100	4,000	4,694
County of Polk Florida Utility System Revenue, 4.00%, 10/1/43, Continuously Callable @100	2,000	2,385
Escambia County Health Facilities Authority Revenue
4.00%, 8/15/45, Continuously Callable @100	5,050	5,671
4.00%, 8/15/50, Continuously Callable @100	6,265	7,006
Florida Development Finance Corp. Revenue
4.00%, 7/1/45, Continuously Callable @100	600	635
4.00%, 7/1/55, Continuously Callable @100	500	523
Series A, 5.00%, 6/15/55, Continuously Callable @100 (f)	1,500	1,717
Florida Higher Educational Facilities Financial Authority Revenue
5.00%, 3/1/44, Continuously Callable @100	4,280	4,956
4.00%, 10/1/44, Continuously Callable @100	1,400	1,533
5.00%, 3/1/49, Continuously Callable @100	1,250	1,430
4.00%, 10/1/49, Continuously Callable @100	1,150	1,253
Series A, 5.00%, 4/1/32, Pre-refunded 4/1/22 @ 100	600	607
Series A, 5.25%, 4/1/42, Pre-refunded 4/1/22 @ 100	1,500	1,518
Florida Municipal Loan Council Revenue (INS - Assured Guaranty Municipal Corp.), Series D, 5.25%, 10/1/33, Continuously Callable @100	2,500	2,509
Halifax Hospital Medical Center Revenue, 5.00%, 6/1/46, Continuously Callable @100	3,000	3,374
Lee County IDA Revenue
5.75%, 10/1/42, Pre-refunded 10/1/22 @ 100	4,000	4,164
5.50%, 10/1/47, Pre-refunded 10/1/22 @ 102	5,000	5,296
5.00%, 11/15/49, Continuously Callable @103	12,350	14,473
Lee Memorial Health System Revenue, Series A-1, 4.00%, 4/1/49, Continuously Callable @100	4,500	5,105
Miami Beach Health Facilities Authority Revenue, 4.00%, 11/15/51, Continuously Callable @100	2,500	2,891
Miami-Dade County Expressway Authority Revenue
Series A, 5.00%, 7/1/39, Continuously Callable @100	5,000	5,488
Series A, 5.00%, 7/1/40, Continuously Callable @100	5,000	5,015
Miami-Dade County Health Facilities Authority Revenue, 4.00%, 8/1/47, Continuously Callable @100	2,000	2,229
Orange County Health Facilities Authority Revenue, Series B, 4.00%, 10/1/45, Continuously Callable @100	1,500	1,668
Palm Beach County Educational Facilities Authority Revenue, 4.00%, 10/1/51, Continuously Callable @100	2,070	2,321
Palm Beach County Health Facilities Authority Revenue
5.00%, 11/15/45, Continuously Callable @103	150	175
5.00%, 5/15/47, Continuously Callable @100	5,000	5,541
Series B, 5.00%, 11/15/42, Continuously Callable @103	1,000	1,214
Pinellas County Educational Facilities Authority Revenue
5.00%, 10/1/27, Continuously Callable @100	1,000	1,032

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	December 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
5.25%, 10/1/30, Continuously Callable @100	$1,000	$1,033
6.00%, 10/1/41, Continuously Callable @100	3,650	3,663
Polk County IDA Revenue
5.00%, 1/1/49, Continuously Callable @103	1,000	1,106
5.00%, 1/1/55, Continuously Callable @103	1,000	1,104
Sarasota County Health Facilities Authority Revenue, 5.00%, 5/15/48, Continuously Callable @103	1,835	2,056
St. Johns County IDA Revenue, 4.00%, 8/1/55, Continuously Callable @103	6,000	6,764
Tampa Housing Authority Revenue, 4.85%, 7/1/36, Callable 2/1/22 @ 100	2,200	2,206
Tampa-Hillsborough County Expressway Authority Revenue, Series B, 5.00%, 7/1/42, Pre-refunded 7/1/22 @ 100	3,050	3,122
Volusia County Educational Facility Authority Revenue, Series B, 5.00%, 10/15/45, Pre-refunded 4/15/25 @ 100	2,000	2,294
		193,502
Georgia (1.7%):
Appling County Development Authority Revenue, 0.14%, 9/1/41, Continuously Callable @100 (c)	1,000	1,000
Crisp County Hospital Authority Revenue, 4.00%, 7/1/51, Continuously Callable @100	3,000	3,451
Gainesville & Hall County Hospital Authority Revenue, 4.00%, 2/15/45, Continuously Callable @100	15,000	17,186
Glynn-Brunswick Memorial Hospital Authority Revenue, 5.00%, 8/1/47, Continuously Callable @100	1,500	1,768
Main Street Natural Gas, Inc. Revenue, Series A, 5.00%, 5/15/49	3,000	4,620
Municipal Electric Authority of Georgia Revenue, 4.00%, 1/1/51, Continuously Callable @100	1,100	1,241
Private Colleges & Universities Authority Revenue, 4.00%, 6/1/45, Continuously Callable @100	1,700	1,934
The Development Authority of Monroe County Revenue, 0.14%, 11/1/48, Continuously Callable @100 (c)	700	700
Valdosta Housing Authority Revenue (LIQ - Deutsche Bank A.G.), Series 2020-XF1089, 0.35%, 4/1/60, Callable 4/1/35 @ 100 (c)(f)	8,125	8,125
		40,025
Illinois (12.7%):
Bureau County Township High School District No. 502, GO (INS - Build America Mutual Assurance Co.)
Series A, 5.00%, 12/1/38, Pre-refunded 12/1/27 @ 100	1,555	1,921
Series A, 5.00%, 12/1/39, Pre-refunded 12/1/27 @ 100	1,400	1,729
Bureau County Township High School District No. 502, GO (INS - Build America Mutual Assurance Co.), Series A, 5.00%, 12/1/37, Pre-refunded 12/1/27 @ 100	1,530	1,890
Chicago Board of Education, GO, Series H, 5.00%, 12/1/36, Continuously Callable @100	5,000	5,861
Chicago Board of Education, GO (LIQ - Deutsche Bank A.G.), Series 2017-XM0188, 0.18%, 12/1/39, Callable 2/8/22 @ 100 (c)(f)	4,000	4,000
Chicago Midway International Airport Revenue
Series B, 5.00%, 1/1/41, Continuously Callable @100	2,500	2,898
Series B, 5.00%, 1/1/46, Continuously Callable @100	3,500	4,058
Chicago O'Hare International Airport Revenue
5.75%, 1/1/43, Continuously Callable @100	5,000	5,240
Series C, 4.00%, 1/1/38, Continuously Callable @100	1,000	1,172
Series C, 5.00%, 1/1/41, Continuously Callable @100	5,000	5,925
Chicago Park District, GO
Series A, 5.00%, 1/1/40, Continuously Callable @100	3,000	3,387
Series F-2, 5.00%, 1/1/40, Continuously Callable @100	1,125	1,377
City of Chicago Special Assessment, 6.75%, 12/1/32, Continuously Callable @100	3,924	3,934
City of Chicago Wastewater Transmission Revenue
5.00%, 1/1/44, Continuously Callable @100	4,000	4,323

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	December 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 1/1/47, Continuously Callable @100	$3,000	$3,495
Series C, 5.00%, 1/1/39, Continuously Callable @100	3,000	3,336
City of Chicago Waterworks Revenue, 5.00%, 11/1/44, Continuously Callable @100	3,000	3,327
City of Galesburg Revenue, Series A, 4.00%, 10/1/46, Continuously Callable @100	4,000	4,516
City of Springfield Electric Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 3/1/40, Continuously Callable @100	3,000	3,370
Cook County Community College District No. 508, GO (INS - Build America Mutual Assurance Co.), 5.00%, 12/1/47, Continuously Callable @100	9,500	11,193
County of Cook Sales Tax Revenue, 5.00%, 11/15/38, Continuously Callable @100	7,750	9,373
County of Will, GO, 4.00%, 11/15/47, Continuously Callable @100	2,000	2,301
Illinois Finance Authority Revenue
3.90%, 3/1/30, Continuously Callable @100	14,000	15,010
5.50%, 4/1/32, Continuously Callable @100	7,065	7,080
4.00%, 2/1/33, Continuously Callable @100	6,000	6,230
5.00%, 5/15/37, Continuously Callable @100	700	803
4.00%, 3/1/38, Continuously Callable @100	2,000	2,227
4.00%, 2/15/41, Pre-refunded 2/15/27 @ 100	20	23
5.00%, 8/1/42, Continuously Callable @100	750	877
6.00%, 7/1/43, Continuously Callable @100	5,000	5,380
5.00%, 1/1/44, Continuously Callable @100	10,000	11,992
5.00%, 8/15/44, Continuously Callable @100	2,000	2,257
4.00%, 12/1/46, Continuously Callable @100	4,500	4,899
5.00%, 2/15/47, Continuously Callable @100	1,000	1,137
5.00%, 5/15/47, Continuously Callable @100	1,155	1,316
5.00%, 8/1/47, Continuously Callable @100	750	874
5.00%, 12/1/47, Continuously Callable @100	2,000	2,321
5.00%, 10/1/49, Continuously Callable @100	1,250	1,535
5.00%, 2/15/50, Continuously Callable @100	500	565
5.00%, 10/1/51, Continuously Callable @100	1,000	1,219
4.00%, 10/1/55, Continuously Callable @100	2,000	2,265
Series A, 4.00%, 7/1/38, Continuously Callable @100	5,000	5,585
Series A, 4.00%, 10/1/40, Continuously Callable @100	12,395	13,814
Series A, 4.00%, 8/1/51, Continuously Callable @100	3,500	3,960
Series C, 4.00%, 2/15/41, Pre-refunded 2/15/27 @ 100	485	562
Series C, 4.00%, 2/15/41, Continuously Callable @100	10,495	11,920
Illinois State Toll Highway Authority Revenue, Series A, 4.00%, 1/1/44, Continuously Callable @100	4,000	4,604
Metropolitan Pier & Exposition Authority Revenue, 5.00%, 6/15/42, Continuously Callable @100	2,000	2,466
Northern Illinois Municipal Power Agency Revenue, Series A, 4.00%, 12/1/41, Continuously Callable @100	9,000	10,049
Northern Illinois University Revenue (INS - Build America Mutual Assurance Co.), Series B, 4.00%, 4/1/41, Continuously Callable @100	600	689
Regional Transportation Authority Revenue (INS - National Public Finance Guarantee Corp.), 6.50%, 7/1/30 (m)	37,550	50,336
Sangamon County Water Reclamation District, GO
Series A, 4.00%, 1/1/49, Continuously Callable @100	15,000	17,132
Series A, 5.75%, 1/1/53, Continuously Callable @100	2,000	2,351
State of Illinois, GO
5.50%, 5/1/39, Continuously Callable @100	2,275	2,922
Series A, 5.00%, 10/1/33, Continuously Callable @100	2,000	2,426
State of Illinois, GO (INS - Assured Guaranty Municipal Corp.)
4.00%, 2/1/31, Continuously Callable @100	1,000	1,138
4.00%, 2/1/32, Continuously Callable @100	1,000	1,137
Series A, 5.00%, 4/1/29, Continuously Callable @100	8,000	8,416

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	December 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Village of Rosemont, GO (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 12/1/46, Continuously Callable @100	$10,000	$11,837
		307,980
Indiana (1.8%):
Evansville Redevelopment Authority Revenue (INS - Build America Mutual Assurance Co.)
4.00%, 2/1/38, Continuously Callable @100	5,540	6,214
4.00%, 2/1/39, Continuously Callable @100	3,605	4,042
Indiana Finance Authority Revenue
5.00%, 2/1/40, Continuously Callable @100	1,495	1,618
5.00%, 11/15/43, Continuously Callable @103	1,970	2,253
5.00%, 10/1/44, Pre-refunded 10/1/23 @ 100	4,000	4,319
5.00%, 11/15/48, Continuously Callable @103	3,895	4,434
4.00%, 11/15/51, Continuously Callable @100	1,030	1,149
Series A, 5.00%, 6/1/39, Continuously Callable @100	5,000	5,047
Series A, 5.50%, 4/1/46, Continuously Callable @100	5,000	5,747
Richmond Hospital Authority Revenue, 5.00%, 1/1/39, Continuously Callable @100	7,000	7,817
		42,640
Iowa (0.5%):
Iowa Finance Authority Revenue
Series A, 5.00%, 5/15/43, Continuously Callable @100	6,235	7,074
Series B, 5.00%, 2/15/48, Continuously Callable @100	4,000	4,909
Iowa Tobacco Settlement Authority Revenue, Series A-2, 4.00%, 6/1/49, Continuously Callable @100	1,000	1,160
		13,143
Kansas (0.5%):
City of Coffeyville Electric System Revenue (INS - National Public Finance Guarantee Corp.), Series B, 5.00%, 6/1/42, Pre-refunded 6/1/25 @ 100 (f)	2,500	2,880
City of Lawrence Revenue, 5.00%, 7/1/48, Continuously Callable @100	5,000	6,034
Wyandotte County-Kansas City Unified Government Utility System Revenue, Series A, 5.00%, 9/1/45, Continuously Callable @100	2,000	2,286
		11,200
Kentucky (0.8%):
City of Ashland Revenue, 5.00%, 2/1/40, Continuously Callable @100	1,000	1,138
City of Hazard Revenue, 4.00%, 7/1/51, Continuously Callable @100	3,000	3,523
Kentucky Bond Development Corp. Revenue, 4.00%, 6/1/51, Continuously Callable @100	1,070	1,222
Kentucky Economic Development Finance Authority Revenue
5.00%, 5/15/46, Continuously Callable @100	5,500	5,736
Series B, 5.00%, 8/15/41, Continuously Callable @100	3,000	3,594
Kentucky Economic Development Finance Authority Revenue (INS - Assured Guaranty Municipal Corp.), 4.00%, 12/1/41, Continuously Callable @100	500	577
Kentucky Economic Development Finance Authority Revenue (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 12/1/45, Continuously Callable @100	2,000	2,441
		18,231
Louisiana (3.9%):
City of Shreveport Water & Sewer Revenue
5.00%, 12/1/40, Continuously Callable @100	1,000	1,151
Series B, 5.00%, 12/1/41, Continuously Callable @100	5,500	6,504
Series B, 4.00%, 12/1/49, Continuously Callable @100	1,000	1,144
City of Shreveport Water & Sewer Revenue (INS - Assured Guaranty Municipal Corp.), Series B, 5.00%, 12/1/41, Continuously Callable @100	2,100	2,545
City of Shreveport Water & Sewer Revenue (INS - Build America Mutual Assurance Co.), Series B, 4.00%, 12/1/37, Continuously Callable @100	1,100	1,239

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	December 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Jefferson Sales Tax District Revenue, Series B, 4.00%, 12/1/42, Continuously Callable @100	$7,000	$8,156
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, 3.50%, 11/1/32, Continuously Callable @100	6,250	6,872
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (INS - Assured Guaranty Municipal Corp.)
5.00%, 10/1/39, Continuously Callable @100	1,685	2,025
4.00%, 10/1/46, Continuously Callable @100	8,210	9,087
5.00%, 10/1/48, Continuously Callable @100	5,000	6,008
Louisiana Public Facilities Authority Revenue
4.00%, 5/15/41, Pre-refunded 5/15/26 @ 100	15	17
4.00%, 5/15/41, Continuously Callable @100	1,235	1,358
5.00%, 11/1/45, Pre-refunded 11/1/25 @ 100	6,000	7,005
5.00%, 5/15/46, Continuously Callable @100	5,000	5,891
4.00%, 12/15/50, Continuously Callable @100	1,000	1,116
5.00%, 7/1/52, Continuously Callable @100	400	465
4.00%, 1/1/56, Continuously Callable @100	9,000	9,610
5.00%, 7/1/57, Continuously Callable @100	2,000	2,324
Louisiana Public Facilities Authority Revenue (INS - Build America Mutual Assurance Co.), 5.25%, 6/1/51, Pre-refunded 6/1/25 @ 100	5,000	5,799
Parish of St. Charles Revenue, 4.00%, 12/1/40, (Put Date 6/1/22) (e)	6,750	6,843
State of Louisiana Gasoline & Fuels Tax Revenue, Series C, 5.00%, 5/1/45, Continuously Callable @100	6,000	7,283
Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 5/15/35, Continuously Callable @100	1,500	1,594
		94,036
Maine (0.4%):
Maine Health & Higher Educational Facilities Authority Revenue, Series A, 4.00%, 7/1/46, Continuously Callable @100	9,000	9,601

Massachusetts (1.5%):
Massachusetts Development Finance Agency Revenue
5.00%, 4/15/40, Continuously Callable @100	1,000	1,095
5.00%, 7/1/46, Continuously Callable @100	4,000	4,613
5.00%, 7/1/47, Continuously Callable @100	2,280	2,616
4.00%, 7/1/51, Continuously Callable @100	1,000	1,153
Series A, 5.50%, 7/1/44, Continuously Callable @100	2,000	2,036
Series A, 4.00%, 10/1/46, Continuously Callable @100	3,370	3,630
Series A, 4.00%, 6/1/49, Continuously Callable @100	1,000	1,144
Series B, 4.00%, 6/1/50, Continuously Callable @100	1,700	1,903
Series B, 4.00%, 7/1/50, Continuously Callable @100	975	1,125
Series C, 4.00%, 10/1/45, Continuously Callable @100	1,250	1,457
Series D, 5.00%, 7/1/44, Continuously Callable @100	3,000	3,352
Series E, 4.00%, 7/1/38, Continuously Callable @100	1,000	1,101
Series J2, 5.00%, 7/1/53, Continuously Callable @100	10,000	12,042
		37,267
Michigan (2.2%):
County of Genesee, GO, Series B, 4.00%, 2/1/41, Continuously Callable @100	2,000	2,214
County of Genesee, GO (INS - Build America Mutual Assurance Co.), Series B, 5.00%, 2/1/46, Continuously Callable @100	2,900	3,344
Downriver Utility Wastewater Authority Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 4/1/43, Continuously Callable @100	2,500	2,990
Flint Hospital Building Authority Revenue, 4.00%, 7/1/38, Continuously Callable @100	2,500	2,833
Jackson Public Schools, GO (NBGA - Michigan School Bond Qualification and Loan Program)
5.00%, 5/1/45, Continuously Callable @100	6,000	7,325

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	December 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
5.00%, 5/1/48, Continuously Callable @100	$3,000	$3,663
Karegnondi Water Authority Revenue, 5.00%, 11/1/45, Continuously Callable @100	2,750	3,286
Livonia Public Schools, GO (INS - Assured Guaranty Municipal Corp.), 5.00%, 5/1/45, Continuously Callable @100	4,000	4,648
Michigan Finance Authority Revenue
5.00%, 11/1/43, Continuously Callable @100	1,000	1,240
4.00%, 2/15/47, Continuously Callable @100	8,000	9,180
4.00%, 9/1/50, Continuously Callable @100	1,000	1,122
4.00%, 11/1/55, Continuously Callable @100	4,000	4,634
Series A, 4.00%, 11/15/50, Continuously Callable @100	3,000	3,442
Michigan State Building Authority Revenue, 4.00%, 4/15/54, Continuously Callable @100	2,000	2,298
		52,219
Missouri (3.0%):
Cape Girardeau County IDA Revenue
5.00%, 3/1/36, Continuously Callable @100	750	853
Series A, 6.00%, 3/1/33, Continuously Callable @103	2,210	2,375
Hannibal IDA Revenue, 5.00%, 10/1/47, Continuously Callable @100	3,000	3,560
Health & Educational Facilities Authority of the State of Missouri Revenue
4.00%, 8/1/36, Continuously Callable @100	440	516
5.00%, 5/15/40, Continuously Callable @103	5,510	6,296
4.00%, 8/1/41, Continuously Callable @100	410	474
5.00%, 2/1/42, Continuously Callable @104	3,500	3,897
4.00%, 2/1/48, Continuously Callable @100	10,000	10,960
4.00%, 2/15/51, Continuously Callable @100	1,000	1,160
Series A, 5.00%, 11/15/43, Continuously Callable @100	1,000	1,215
Series A, 4.00%, 2/15/54, Continuously Callable @100	2,500	2,819
Missouri Development Finance Board Revenue
4.00%, 6/1/46, Continuously Callable @100	17,775	19,415
4.00%, 3/1/51, Continuously Callable @100	2,000	2,246
St. Louis County IDA Revenue
5.88%, 9/1/43, Continuously Callable @100	5,000	5,293
5.00%, 9/1/48, Continuously Callable @100	2,000	2,253
St. Louis Municipal Finance Corp. Revenue (INS - Assured Guaranty Municipal Corp.)
5.00%, 10/1/38, Continuously Callable @100	3,065	3,675
5.00%, 10/1/49, Continuously Callable @100	3,000	3,723
Stoddard County IDA Revenue, Series B, 6.00%, 3/1/37, Continuously Callable @103	1,940	2,080
		72,810
Montana (0.2%):
City of Forsyth Revenue, 3.90%, 3/1/31, Callable 3/1/23 @ 100	4,000	4,143
Montana Facility Finance Authority Revenue, Series A, 4.00%, 6/1/45, Continuously Callable @100	1,000	1,181
		5,324
Nebraska (0.6%):
Central Plains Energy Project Revenue, Series A, 5.00%, 9/1/42	2,000	2,905
Douglas County Hospital Authority No. 3 Revenue, 5.00%, 11/1/48, Continuously Callable @100	3,400	3,871
Nebraska Educational Health Cultural & Social Services Finance Authority Revenue, 4.00%, 1/1/49, Continuously Callable @102	7,500	8,250
		15,026
Nevada (0.9%):
City of Carson City Revenue, 5.00%, 9/1/47, Continuously Callable @100	2,775	3,278
Las Vegas Convention & Visitors Authority Revenue
Series C, 4.00%, 7/1/41, Continuously Callable @100	4,400	4,871
Series C, 4.00%, 7/1/46, Continuously Callable @100	12,140	13,358
		21,507

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	December 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
New Hampshire (0.1%):
New Hampshire Business Finance Authority Revenue, 4.00%, 1/1/51, Continuously Callable @103	$2,500	$2,719

New Jersey (4.7%):
New Jersey Economic Development Authority Revenue
1.70% (MUNIPSA+160bps), 3/1/28, Callable 3/1/23 @ 100 (d)	20,000	20,613
5.00%, 6/15/28, Continuously Callable @100	2,000	2,030
5.00%, 6/15/40, Continuously Callable @100	8,125	8,866
5.00%, 6/15/40, Pre-refunded 6/15/24 @ 100	1,875	2,086
4.00%, 11/1/44, Continuously Callable @100	3,000	3,391
4.00%, 6/15/49, Continuously Callable @100	4,000	4,518
Series A, 5.00%, 6/15/47, Continuously Callable @100	3,000	3,554
Series AAA, 5.00%, 6/15/41, Continuously Callable @100	4,000	4,703
Series B, 5.00%, 6/15/43, Continuously Callable @100	3,500	4,235
Series WW, 5.25%, 6/15/40, Continuously Callable @100	2,835	3,224
Series WW, 5.25%, 6/15/40, Pre-refunded 6/15/25 @ 100	165	192
New Jersey Economic Development Authority Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 6/1/42, Continuously Callable @100	1,200	1,430
New Jersey Educational Facilities Authority Revenue
Series B, 5.00%, 9/1/36, Continuously Callable @100	5,000	5,876
Series F, 5.00%, 7/1/47, Continuously Callable @100	3,000	3,260
New Jersey Health Care Facilities Financing Authority Revenue, 5.00%, 10/1/38, Continuously Callable @100	2,250	2,715
New Jersey Health Care Facilities Financing Authority Revenue (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 7/1/46, Continuously Callable @100	1,250	1,373
New Jersey Transportation Trust Fund Authority Revenue
5.25%, 6/15/43, Continuously Callable @100	4,000	4,918
Series A, 5.00%, 12/15/36, Continuously Callable @100	2,125	2,601
Series AA, 5.25%, 6/15/41, Continuously Callable @100	2,000	2,280
Series AA, 4.00%, 6/15/50, Continuously Callable @100	3,000	3,418
Series BB, 4.00%, 6/15/50, Continuously Callable @100	15,000	16,833
New Jersey Turnpike Authority Revenue, Series A, 4.00%, 1/1/51, Continuously Callable @100	1,000	1,175
South Jersey Transportation Authority Revenue, Series A, 4.00%, 11/1/50, Continuously Callable @100	7,000	8,007
Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 6/1/46, Continuously Callable @100	3,000	3,607
		114,905
New Mexico (0.4%):
New Mexico Hospital Equipment Loan Council Revenue, Series LA, 5.00%, 7/1/49, Continuously Callable @102	8,625	9,434

New York (2.3%):
Metropolitan Transportation Authority Revenue
Series A, 11/15/32 (h)	5,000	4,111
Series A-2, 5.00%, 11/15/45, (Put Date 5/15/30) (e)	5,490	6,976
New York Liberty Development Corp. Revenue
5.25%, 10/1/35	16,130	22,807
2.80%, 9/15/69, Continuously Callable @100	1,500	1,548
New York State Dormitory Authority Revenue
Series A, 4.00%, 3/15/47, Continuously Callable @100	5,000	5,882
Series A, 4.00%, 9/1/50, Continuously Callable @100	3,000	3,404
New York State Thruway Authority Revenue, Series A, 5.00%, 1/1/51, Continuously Callable @100	2,000	2,291
Triborough Bridge & Tunnel Authority Revenue
Series A, 11/15/31 (h)	5,000	4,209
Series A, 11/15/32 (h)	3,000	2,458
Series B, 11/15/32 (h)	2,500	2,066

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	December 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
TSASC, Inc. Revenue, Series A, 5.00%, 6/1/41, Continuously Callable @100	$1,000	$1,152
		56,904
North Carolina (0.2%):
North Carolina Medical Care Commission Revenue
5.00%, 1/1/49, Continuously Callable @104	2,725	3,031
Series A, 4.00%, 10/1/50, Continuously Callable @103	1,000	1,115
		4,146
North Dakota (0.5%):
City of Grand Forks Revenue, 4.00%, 12/1/51, Continuously Callable @100	1,000	1,139
County of Ward Revenue, Series C, 5.00%, 6/1/43, Continuously Callable @100	7,500	8,778
University of North Dakota Certificate of Participation, Series A, 4.00%, 6/1/51, Continuously Callable @100	1,500	1,719
		11,636
Ohio (2.5%):
City of Centerville Revenue, 5.25%, 11/1/47, Continuously Callable @100	2,700	3,022
City of Cleveland Airport System Revenue (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 1/1/31, Pre-refunded 1/1/22 @ 100	1,000	1,000
City of Middleburg Heights Revenue, Series A, 4.00%, 8/1/47, Continuously Callable @100	2,000	2,284
County of Cuyahoga Revenue, 4.75%, 2/15/47, Continuously Callable @100	9,000	10,397
County of Franklin Revenue, Series B, 5.00%, 7/1/45, Continuously Callable @103	5,000	5,868
County of Hamilton Revenue, 5.00%, 1/1/51, Continuously Callable @100	2,500	2,718
County of Lucas Revenue, 5.25%, 11/15/48, Continuously Callable @100	6,000	7,231
County of Montgomery Revenue
4.00%, 11/15/42, Continuously Callable @100	2,500	2,807
4.00%, 11/15/45, Continuously Callable @100	2,000	2,231
County of Ross Revenue
5.00%, 12/1/44, Continuously Callable @100	3,100	3,804
5.00%, 12/1/49, Continuously Callable @100	6,000	7,285
Ohio Air Quality Development Authority Revenue, 8/1/30 (l)(n)	6,000	–
Ohio Higher Educational Facility Commission Revenue, 5.25%, 1/1/48, Continuously Callable @104	1,000	1,037
Ohio Turnpike & Infrastructure Commission Revenue, 5.25%, 2/15/33, Continuously Callable @100	2,000	2,106
State of Ohio Revenue
4.00%, 11/15/40, Continuously Callable @100	655	747
Series A, 4.00%, 1/15/50, Continuously Callable @100	7,000	7,910
		60,447
Oklahoma (1.3%):
Comanche County Hospital Authority Revenue, Series A, 5.00%, 7/1/32, Continuously Callable @100	4,200	4,261
Garfield County Industrial Authority Revenue, Series A, 0.17%, 1/1/25, Callable 2/2/22 @ 100 (c)(m)	3,000	3,000
Norman Regional Hospital Authority Revenue, 4.00%, 9/1/45, Continuously Callable @100	4,250	4,775
Oklahoma Development Finance Authority Revenue, Series B, 5.50%, 8/15/57, Continuously Callable @100	4,250	5,180
Oklahoma Municipal Power Authority Revenue
Series A, 4.00%, 1/1/47, Continuously Callable @100	1,000	1,164
Series A, 4.00%, 1/1/47, Continuously Callable @100	10,000	11,060

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	December 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Tulsa County Industrial Authority Revenue, 5.25%, 11/15/45, Continuously Callable @102	$2,000	$2,247
		31,687
Oregon (0.5%):
City of Keizer Special Assessment, 5.20%, 6/1/31, Continuously Callable @100	770	773
Deschutes County Hospital Facilities Authority Revenue, 4.00%, 1/1/46, Continuously Callable @100	2,000	2,179
Medford Hospital Facilities Authority Revenue, Series A, 4.00%, 8/15/50, Continuously Callable @100	3,800	4,414
Oregon State Facilities Authority Revenue, Series A, 4.00%, 10/1/51, Continuously Callable @100	1,000	1,135
Salem Hospital Facility Authority Revenue, 5.00%, 5/15/53, Continuously Callable @102	1,000	1,133
Yamhill County Hospital Authority Revenue
5.00%, 11/15/51, Continuously Callable @102	1,180	1,258
Series B-2, 2.13%, 11/15/27, Continuously Callable @100	1,000	991
Series B-3, 1.75%, 11/15/26, Continuously Callable @100	1,000	997
		12,880
Pennsylvania (8.8%):
Adams County General Authority Revenue, 4.00%, 8/15/45, Continuously Callable @100	7,400	8,570
Allegheny County Hospital Development Authority Revenue, 5.00%, 4/1/47, Continuously Callable @100	6,500	7,755
Allegheny County Sanitary Authority Revenue, 5.00%, 6/1/43, Continuously Callable @100	3,170	3,897
Allentown Commercial & IDA Revenue, 6.25%, 7/1/47, Continuously Callable @100 (f)	5,000	5,230
Altoona Area School District, GO (INS - Build America Mutual Assurance Co.), 5.00%, 12/1/45, Pre-refunded 12/1/25 @ 100	1,000	1,170
Altoona Area School District, GO (INS - Build America Mutual Assurance Co.), 5.00%, 12/1/48, Pre-refunded 12/1/25 @ 100	300	351
Armstrong School District, GO
Series A, 4.00%, 3/15/38, Continuously Callable @100	1,000	1,173
Series A, 4.00%, 3/15/41, Continuously Callable @100	2,250	2,629
Berks County IDA Revenue
5.00%, 5/15/48, Continuously Callable @102	1,000	1,099
5.00%, 11/1/50, Continuously Callable @100	8,500	9,363
Bucks County IDA Revenue, 4.00%, 8/15/50, Continuously Callable @100	3,000	3,317
Canon Mcmillan School District, GO
4.00%, 6/1/48, Continuously Callable @100	4,605	5,157
4.00%, 6/1/50, Continuously Callable @100	6,065	6,757
Chester County IDA Revenue, Series A, 5.25%, 10/15/47, Continuously Callable @100	3,250	3,630
Commonwealth Financing Authority Revenue, 5.00%, 6/1/35, Continuously Callable @100	500	609
Commonwealth of Pennsylvania Certificate of Participation, Series A, 5.00%, 7/1/43, Continuously Callable @100	1,000	1,205
County of Lehigh Revenue, 4.00%, 7/1/49, Continuously Callable @100	15,000	17,070
Delaware County Authority Revenue, 5.00%, 10/1/39, Continuously Callable @100	2,250	2,771
Delaware River Joint Toll Bridge Commission Revenue, 5.00%, 7/1/47, Continuously Callable @100	5,000	6,004
Lancaster IDA Revenue, 4.00%, 7/1/51, Continuously Callable @103	1,000	1,084
Montgomery County Higher Education & Health Authority Revenue
4.00%, 9/1/49, Continuously Callable @100	2,500	2,847
4.00%, 9/1/51, Continuously Callable @100	3,500	3,985
Montgomery County IDA Revenue
5.00%, 12/1/48, Continuously Callable @102	2,000	2,263
5.00%, 12/1/49, Continuously Callable @103	2,000	2,278

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	December 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Northampton County General Purpose Authority Revenue
4.00%, 8/15/40, Continuously Callable @100	$4,000	$4,394
5.00%, 8/15/48, Continuously Callable @100	2,440	2,916
Northeastern Pennsylvania Hospital & Education Authority Revenue
5.00%, 5/1/44, Continuously Callable @100	1,000	1,180
5.00%, 5/1/49, Continuously Callable @100	1,350	1,575
Pennsylvania Economic Development Financing Authority Revenue
4.00%, 7/1/46, Continuously Callable @103	1,000	1,110
Series A, 4.00%, 10/15/51, Continuously Callable @100	2,320	2,721
Pennsylvania Higher Educational Facilities Authority Revenue
Series A, 5.25%, 7/15/33, Pre-refunded 7/15/23 @ 100	1,970	2,118
Series A, 5.50%, 7/15/38, Pre-refunded 7/15/23 @ 100	2,750	2,966
Series A, 4.00%, 7/15/51, Continuously Callable @100	2,250	2,578
Pennsylvania Turnpike Commission Revenue
5.00%, 12/1/37, Continuously Callable @100	1,000	1,210
Series A, 4.00%, 12/1/49, Continuously Callable @100	5,000	5,712
Series A-1, 5.00%, 12/1/46, Continuously Callable @100	3,000	3,437
Series A-1, 5.00%, 12/1/47, Continuously Callable @100	4,000	4,840
Series A-2, 5.00%, 12/1/33, Continuously Callable @100	1,250	1,550
Series B, 5.00%, 6/1/39, Continuously Callable @100	8,000	9,347
Series B, 5.00%, 12/1/43, Continuously Callable @100	5,000	6,163
Series B, 5.25%, 12/1/44, Continuously Callable @100	10,000	11,215
Series B, 4.00%, 12/1/51, Continuously Callable @100	1,500	1,745
Series B, 4.00%, 12/1/51, Continuously Callable @100	9,000	10,466
Series B-1, 5.00%, 6/1/42, Continuously Callable @100	4,000	4,742
Philadelphia School District, GO, Series A, 5.00%, 9/1/44, Continuously Callable @100	10,000	12,329
Pittsburgh Water & Sewer Authority Revenue (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 9/1/44, Continuously Callable @100	5,000	6,290
Reading School District, GO (INS - Build America Mutual Assurance Co.), Series A, 4.00%, 4/1/44, Continuously Callable @100	1,055	1,223
School District of Philadelphia, GO
Series B, 5.00%, 9/1/43, Continuously Callable @100	2,500	3,044
Series F, 5.00%, 9/1/37, Continuously Callable @100	1,000	1,176
Scranton School District, GO (INS - Build America Mutual Assurance Co.), Series E, 4.00%, 12/1/37, Continuously Callable @100	1,025	1,167
The School District of Philadelphia, GO
Series F, 5.00%, 9/1/38, Continuously Callable @100	1,990	2,339
Series F, 5.00%, 9/1/38, Pre-refunded 9/1/26 @ 100	10	12
Wilkes-Barre Area School District, GO (INS - Build America Mutual Assurance Co.)
4.00%, 4/15/49, Continuously Callable @100	750	874
5.00%, 4/15/59, Continuously Callable @100	3,000	3,733
		214,386
Puerto Rico (0.1%):
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Authority Revenue, 5.38%, 4/1/42, Continuously Callable @100	2,000	2,015

Rhode Island (0.1%):
Rhode Island Health & Educational Building Corp. Revenue, 6.00%, 9/1/33, Pre-refunded 9/1/23 @ 100	2,000	2,189
Rhode Island Housing & Mortgage Finance Corp. Revenue, Series 15-A, 6.85%, 10/1/24, Continuously Callable @100	180	181
		2,370
South Carolina (0.7%):
City of Rock Hill Combined Utility System Revenue, Series A, 4.00%, 1/1/49, Continuously Callable @100	2,500	2,827
Patriots Energy Group Revenue
Series A, 4.00%, 6/1/46, Continuously Callable @100	1,000	1,168
Series A, 4.00%, 6/1/51, Continuously Callable @100	1,000	1,163

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	December 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
South Carolina Jobs-Economic Development Authority Revenue
5.00%, 11/15/47, Continuously Callable @103	$1,850	$2,146
5.00%, 4/1/54, Continuously Callable @103	1,000	1,129
4.00%, 4/1/54, Continuously Callable @103	1,165	1,258
South Carolina Public Service Authority Revenue, Series E, 5.25%, 12/1/55, Continuously Callable @100	7,000	8,068
		17,759
South Dakota (0.0%):(a)
Educational Enhancement Funding Corp. Revenue, Series B, 5.00%, 6/1/27, Pre-refunded 6/1/23 @ 100	500	533

Tennessee (0.6%):
Greeneville Health & Educational Facilities Board Revenue, 5.00%, 7/1/44, Continuously Callable @100	2,000	2,419
Johnson City Health & Educational Facilities Board Revenue, 5.00%, 8/15/42, Continuously Callable @100	2,000	2,051
Metropolitan Government Nashville & Davidson Country Health & Educational Facilities Board Revenue, 4.00%, 10/1/51, Continuously Callable @100	1,000	1,093
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue
5.00%, 10/1/45, Continuously Callable @100	1,500	1,716
5.00%, 7/1/46, Continuously Callable @100	4,000	4,639
Metropolitan Nashville Airport Authority Revenue, Series A, 4.00%, 7/1/54, Continuously Callable @100	2,000	2,321
		14,239
Texas (17.8%):
Arlington Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund)
4.00%, 8/15/43, Continuously Callable @100	10,000	11,591
Series A, 5.00%, 2/15/41, Continuously Callable @100	3,000	3,466
Series A, 5.00%, 12/1/53, Continuously Callable @100	7,200	8,325
Arlington Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund), 4.00%, 8/15/44, Continuously Callable @100	2,170	2,492
Bexar County Health Facilities Development Corp. Revenue
5.00%, 7/15/42, Continuously Callable @105	600	661
4.00%, 7/15/45, Continuously Callable @100	8,450	8,967
Capital Area Housing Finance Corp. Revenue (LOC - Deutsche Bank A.G.), Series 2021-XF1131, 0.34%, 12/1/61, Callable 12/1/38 @ 100 (c)(f)	5,000	5,000
Central Texas Regional Mobility Authority Revenue
4.00%, 1/1/41, Continuously Callable @100	5,000	5,455
5.00%, 1/1/42, Pre-refunded 1/1/23 @ 100	2,500	2,617
Series A, 5.00%, 1/1/45, Pre-refunded 7/1/25 @ 100	3,500	4,039
Central Texas Turnpike System Revenue
Series A, 5.00%, 8/15/41, Pre-refunded 8/15/22 @ 100	3,850	3,962
Series C, 5.00%, 8/15/42, Continuously Callable @100	6,500	7,160
Central Texas Turnpike System Revenue (INS - AMBAC Assurance Corp.), Series A, 8/15/30 (h)	18,530	15,936
City of Arlington Special Tax (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 2/15/48, Continuously Callable @100	7,500	9,042
City of Corpus Christi Utility System Revenue, 4.00%, 7/15/39, Continuously Callable @100	5,900	6,587
City of Garland Texas Electric Utility System Revenue, Series A, 4.00%, 3/1/51, Continuously Callable @100	1,000	1,173
City of Houston Hotel Occupancy Tax & Special Revenue, 5.00%, 9/1/40, Continuously Callable @100	3,715	4,113
City of Laredo Waterworks & Sewer System Revenue, 4.00%, 3/1/41, Continuously Callable @100	700	775
City of Lubbock Texas Electric Light & Power System Revenue, 4.00%, 4/15/51, Continuously Callable @100	11,000	12,728

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	December 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Clifton Higher Education Finance Corp. Revenue
6.00%, 8/15/33, Continuously Callable @100	$1,000	$1,083
6.00%, 8/15/43, Continuously Callable @100	2,750	2,968
Clifton Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund)
5.00%, 8/15/39, Continuously Callable @100	4,250	4,706
4.00%, 8/15/44, Continuously Callable @100	11,000	12,926
5.00%, 8/15/48, Continuously Callable @100	10,000	12,343
County of Bexar Revenue
4.00%, 8/15/44, Continuously Callable @100	500	562
4.00%, 8/15/49, Continuously Callable @100	1,700	1,880
Del Mar College District, GO, Series A, 5.00%, 8/15/48, Continuously Callable @100	6,500	7,611
Everman Independent School District, GO (NBGA - Texas Permanent School Fund), 4.00%, 2/15/50, Continuously Callable @100	4,500	5,287
Grand Parkway Transportation Corp. Revenue, 4.00%, 10/1/49, Continuously Callable @100	2,000	2,309
Greater Texas Cultural Education Facilities Finance Corp. Revenue, 4.00%, 3/1/50, Continuously Callable @100	2,000	2,320
Harris County Cultural Education Facilities Finance Corp. Revenue, 5.00%, 6/1/38, Continuously Callable @100	6,100	6,344
Harris County Hospital District Revenue, 4.00%, 2/15/42, Continuously Callable @100	15,000	16,510
Houston Higher Education Finance Corp. Revenue, Series A, 5.00%, 9/1/42, Pre-refunded 9/1/22 @ 100	10,000	10,316
Karnes County Hospital District Revenue, 5.00%, 2/1/44, Continuously Callable @100	6,000	6,497
Kerrville Health Facilities Development Corp. Revenue, 5.00%, 8/15/35, Continuously Callable @100	1,900	2,167
Matagorda County Navigation District No. 1 Revenue
4.00%, 6/1/30, Continuously Callable @100	6,000	6,242
4.00%, 6/1/30, Continuously Callable @100	9,615	10,008
Midlothian Independent School District, GO (NBGA - Texas Permanent School Fund), 5.00%, 2/15/47, Continuously Callable @100	15,000	17,868
New Hope Cultural Education Facilities Finance Corp. Revenue
2.25%, 7/1/47, Callable 7/1/25 @ 100 (k)	6,000	5,141
5.00%, 4/1/48, Pre-refunded 4/1/26 @ 100	1,250	1,478
4.00%, 11/1/55, Continuously Callable @103	1,250	1,380
0.96%, 11/15/61, Continuously Callable @105	10,315	7,037
Series A-1, 7.50%, 11/15/37	410	411
Series A-2, 7.50%, 11/15/36	2,565	2,574
New Hope Cultural Education Facilities Finance Corp. Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 7/1/48, Continuously Callable @100	1,000	1,194
North Texas Tollway Authority Revenue
5.00%, 1/1/48, Continuously Callable @100	2,000	2,423
5.00%, 1/1/50, Continuously Callable @100	1,750	2,118
Series B, 9/1/37, Pre-refunded 9/1/31 @ 64.1040 (h)	3,000	1,638
Series B, 5.00%, 1/1/45, Continuously Callable @100	5,000	5,616
North Texas Tollway Authority Revenue (INS - National Public Finance Guarantee Corp.), Series B, 5.00%, 1/1/48, Continuously Callable @100	5,000	5,890
Port of Port Arthur Navigation District Revenue
0.18%, 11/1/40, Continuously Callable @100 (c)(m)	21,000	21,000
Series A, 0.21%, 4/1/40, Continuously Callable @100 (c)	5,415	5,415
Series B, 0.21%, 4/1/40, Continuously Callable @100 (c)	8,060	8,060
Series C, 0.22%, 4/1/40, Continuously Callable @100 (c)	15,770	15,770
Princeton Independent School District, GO (NBGA - Texas Permanent School Fund), 5.00%, 2/15/48, Continuously Callable @100	7,000	8,582
Prosper Independent School District, GO (NBGA - Texas Permanent School Fund), 5.00%, 2/15/48, Continuously Callable @100	15,000	18,291

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	December 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Red River Education Finance Corp. Revenue
4.00%, 6/1/41, Continuously Callable @100	$2,000	$2,178
5.50%, 10/1/46, Continuously Callable @100	3,000	3,472
San Antonio Education Facilities Corp. Revenue, 4.00%, 4/1/54, Continuously Callable @100	1,000	1,122
Tarrant County Cultural Education Facilities Finance Corp. Revenue
5.00%, 11/15/46, Continuously Callable @100	1,000	1,162
Series A, 11/15/45, Callable 11/15/25 @ 100 (k)	4,500	3,600
Series B, 11/15/36, Callable 11/15/25 @ 100 (k)	3,600	2,880
Series B, 5.00%, 11/15/46, Continuously Callable @100	7,000	7,979
Series B, 5.00%, 7/1/48, Continuously Callable @100	10,000	12,172
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, 5.00%, 12/15/32	2,000	2,650
Texas Transportation Commission Revenue, 5.00%, 8/1/57, Continuously Callable @100	5,000	5,779
Trinity River Public Facility Corp. Revenue (LIQ - Deutsche Bank A.G.), Series DBE-8064, 0.50%, 6/1/59, Callable 1/1/31 @ 101 (c)(f)	3,000	3,000
Uptown Development Authority Tax Allocation
5.00%, 9/1/37, Continuously Callable @100	4,365	4,845
5.00%, 9/1/40, Continuously Callable @100	2,490	2,737
Series A, 5.00%, 9/1/39, Continuously Callable @100	1,645	1,842
Waco Educational Finance Corp. Revenue, 4.00%, 3/1/51, Continuously Callable @100	4,000	4,708
West Harris County Regional Water Authority Revenue
4.00%, 12/15/45, Continuously Callable @100	1,600	1,852
4.00%, 12/15/49, Continuously Callable @100	3,945	4,553
Ysleta Independent School District, GO (NBGA - Texas Permanent School Fund), 4.00%, 8/15/52, Continuously Callable @100	5,000	5,861
		430,446
Utah (0.2%):
Military Installation Development Authority Revenue
Series A-1, 4.00%, 6/1/41, Continuously Callable @103	1,500	1,521
Series A-1, 4.00%, 6/1/52, Continuously Callable @103	1,000	998
Utah Charter School Finance Authority Revenue, Series A, 4.00%, 10/15/51, Continuously Callable @100	1,550	1,819
		4,338
Vermont (0.2%):
Vermont Economic Development Authority Revenue, 4.00%, 5/1/45, Continuously Callable @103	1,350	1,469
Vermont Educational & Health Buildings Financing Agency Revenue, 5.00%, 10/15/46, Continuously Callable @100	3,000	3,433
		4,902
Virginia (0.5%):
Alexandria IDA Revenue
5.00%, 10/1/45, Continuously Callable @100	2,600	2,915
5.00%, 10/1/50, Continuously Callable @100	2,400	2,701
Lewistown Commerce Center Community Development Authority Tax Allocation
3.63%, 3/1/44, Continuously Callable @103	3,486	2,858
6.05%, 3/1/44, Continuously Callable @103 (k)	1,657	1,673
Series C, 0.50%, 3/1/54, Continuously Callable @100 (j)(k)	5,697	1,037
		11,184
Washington (1.2%):
King County Public Hospital District No. 1, GO, 5.00%, 12/1/43, Continuously Callable @100	9,000	11,057
King County Public Hospital District No. 2, GO, Series A, 4.00%, 12/1/45, Continuously Callable @100	4,000	4,600
Washington Health Care Facilities Authority Revenue, 4.00%, 7/1/42, Continuously Callable @100	5,500	6,205
Washington Higher Education Facilities Authority Revenue, 4.00%, 5/1/50, Continuously Callable @100	1,250	1,424

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	December 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Washington State Housing Finance Commission Revenue
5.00%, 1/1/43, Continuously Callable @102 (f)	$3,055	$3,543
Series A-1, 3.50%, 12/20/35	992	1,158
		27,987
West Virginia (0.1%):
West Virginia Hospital Finance Authority Revenue, 5.00%, 1/1/43, Continuously Callable @100	2,000	2,423

Wisconsin (3.2%):
City of Kaukauna Electric System Revenue (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 12/15/35, Pre-refunded 12/15/22 @ 100	7,800	8,153
Public Finance Authority Revenue
5.25%, 5/15/42, Continuously Callable @102 (f)	2,200	2,414
5.00%, 7/1/44, Continuously Callable @100	6,000	7,352
5.00%, 11/15/44, Continuously Callable @103	460	537
4.00%, 1/1/45, Continuously Callable @100	1,500	1,712
5.00%, 7/1/47, Continuously Callable @100	1,000	1,081
5.00%, 6/15/49, Continuously Callable @100 (f)	520	565
5.00%, 6/15/49, Continuously Callable @100	1,480	1,733
5.00%, 11/15/49, Continuously Callable @103	2,400	2,783
4.00%, 2/1/51, Continuously Callable @100	1,500	1,713
4.00%, 7/1/51, Continuously Callable @100	1,000	1,092
4.00%, 10/1/51, Continuously Callable @103	2,185	2,428
5.00%, 7/1/52, Continuously Callable @100	1,000	1,075
5.00%, 6/15/53, Continuously Callable @100	1,000	1,165
5.00%, 6/15/54, Continuously Callable @100 (f)	455	492
Series A, 5.25%, 10/1/43, Continuously Callable @100	3,090	3,594
Series A, 4.00%, 10/1/47, Continuously Callable @100	4,740	5,357
Series A, 4.00%, 10/1/49, Continuously Callable @100	11,000	12,466
Series A, 4.00%, 7/1/56, Continuously Callable @100	2,250	2,544
Series A-1, 4.00%, 7/1/51, Continuously Callable @100 (f)	2,870	3,113
Public Finance Authority Revenue (INS - Assured Guaranty Municipal Corp.)
5.00%, 7/1/54, Continuously Callable @100	1,285	1,563
5.00%, 7/1/58, Continuously Callable @100	1,500	1,816
Wisconsin Health & Educational Facilities Authority Revenue
4.00%, 1/1/47, Continuously Callable @103	3,120	3,342
5.00%, 7/1/49, Continuously Callable @100	1,000	1,159
5.00%, 3/15/50, Continuously Callable @100	1,175	1,408
4.00%, 12/1/51, Continuously Callable @100	500	520
Series A, 5.00%, 9/15/50, Pre-refunded 9/15/23 @ 100	5,000	5,398
Series B, 4.00%, 9/15/45, Continuously Callable @103	475	524
Series B, 5.00%, 9/15/45, Continuously Callable @100	1,000	1,033
		78,132
Total Municipal Bonds (Cost $2,234,655)		2,405,607
Total Investments (Cost $2,234,716) — 99.2%		2,405,718
Other assets in excess of liabilities — 0.8%		18,619
NET ASSETS - 100.00%		$2,424,337

(a)	Amount represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Variable or Floating-Rate Security. Rate disclosed is as of December 31, 2021.
(e)	Put Bond.
(f)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of December 31, 2021, the fair value of these securities was $80,975 (thousands) and amounted to 3.3% of net assets.

(g)	Security or portion of security purchased on a delayed-delivery and/or when-issued basis.
(h)	Zero-coupon bond.
(i)	Stepped-coupon security converts to coupon form on 8/1/24 with a rate of 5.95%.
(j)	Stepped-coupon security converts to coupon form on 8/1/24 with a rate of 6.05%.
(k)	Currently the issuer is in default with respect to interest and/or principal payments.
(l)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. At December 21, 2021, illiquid securities were 0.5% of the Fund's net assets.
(m)	All or a portion of this security has been segregated as collateral for securities purchased on a delayed-delivery and/or when-issued basis.
(n)	Security was fair valued based using significant unobservable inputs as of December 31, 2021.

AMBAC—American Municipal Bond Assurance Corporation
bps—Basis points
Continuously callable—Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO—General Obligation
IDA—Industrial Development Authority
LOC—Letter of Credit
MUNIPSA—Municipal Swap Index

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Tax Exempt Money Market Fund	December 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (92.8%)
Alabama (6.0%):
Columbia Industrial Development Board Revenue, 0.21%, 12/1/37, Continuously Callable @100 (a)	$10,000	$10,000
Mobile County IDA Revenue (LOC - Swedbank AB), Series B, 0.16%, 7/1/40, Continuously Callable @100 (a)	15,000	15,000
West Jefferson Industrial Development Board Revenue, 0.18%, 6/1/28, Continuously Callable @100 (a)	5,190	5,190
		30,190
California (1.2%):
City of Los Angeles Certificate of Participation (LOC - U.S. Bancorp), Series A, 0.21%, 8/1/35, Continuously Callable @100 (a)	5,885	5,885

Florida (3.2%):
City of Jacksonville Revenue, 0.10%, 5/1/29, Continuously Callable @100 (a)	1,000	1,000
County of Escambia Revenue, 0.13%, 7/1/22 (a)	15,500	15,500
		16,500
Georgia (1.5%):
Appling County Development Authority Revenue
0.14%, 9/1/29, Continuously Callable @100 (a)	800	800
0.14%, 9/1/41, Continuously Callable @100 (a)	5,200	5,200
Heard County Development Authority Revenue, 0.12%, 9/1/29, Continuously Callable @100 (a)	100	100
The Burke County Development Authority Revenue, Series 1, 0.09%, 7/1/49, Continuously Callable @100 (a)	1,175	1,175
The Burke County Development Authority Revenue (NBGA - Southern Co.), 0.12%, 11/1/52, Continuously Callable @100 (a)	300	300
		7,575
Illinois (5.7%):
Illinois Educational Facilities Authority Revenue (LOC - Huntington National Bank), Series A, 0.19%, 10/1/32, Continuously Callable @100 (a)	14,165	14,165
Illinois Finance Authority Revenue (LOC - Huntington National Bank), 0.21%, 10/1/33, Continuously Callable @100 (a)	1,255	1,255
Metropolitan Pier & Exposition Authority Revenue (LIQ - Barclays Bank PLC), Series 2015-XF1045, 0.14%, 6/15/52, Callable 6/15/22 @ 100 (a)(b)	13,955	13,955
		29,375
Indiana (2.4%):
City of Berne Revenue (LOC - Federal Home Loan Bank of Indianapolis), 0.16%, 10/1/33, Continuously Callable @100 (a)	4,240	4,240
City of Evansville Revenue (LOC - Fifth Third Bank), 0.16%, 1/1/25, Callable 1/14/22 @ 100 (a)	1,905	1,905
Indiana Finance Authority Revenue (LOC - Federal Home Loan Bank of Indianapolis), 0.18%, 7/1/29, Continuously Callable @100 (a)	6,210	6,210
		12,355
Iowa (4.0%):
County of Louisa Revenue, 0.11%, 10/1/24, Continuously Callable @100 (a)	200	200
Iowa Finance Authority Revenue
0.15%, 6/1/39, Continuously Callable @100 (a)	13,600	13,600
Series B, 0.15%, 9/1/36, Continuously Callable @100 (a)	6,763	6,763
		20,563
Kansas (4.7%):
City of Burlington Revenue
0.19%, 9/1/35, Continuously Callable @100 (a)	8,250	8,250
Series B, 0.19%, 9/1/35, Continuously Callable @100 (a)	4,200	4,200

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Money Market Fund	December 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
City of St. Marys Revenue, 0.15%, 4/15/32, Continuously Callable @100 (a)	$11,500	$11,500
		23,950
Kentucky (2.4%):
City of Georgetown Revenue (LOC - Fifth Third Bank), 0.16%, 11/15/29, Callable 1/15/22 @ 100 (a)	10,735	10,735
Lexington-Fayette Urban County Government Revenue (LOC - Federal Home Loan Bank of Cincinnati), 0.24%, 12/1/27, Callable 1/13/22 @ 100 (a)	1,495	1,495
		12,230
Louisiana (6.3%):
City of New Orleans Revenue (LOC - Capital One, N.A.), 0.28%, 8/1/24, Continuously Callable @100 (a)	2,475	2,475
Parish of St. James Revenue
Series A-1, 0.17%, 11/1/40, Continuously Callable @100 (a)	1,485	1,485
Series B-1, 0.15%, 11/1/40, Continuously Callable @100 (a)	22,650	22,650
St. Tammany Corp. Revenue (LOC - Federal Home Loan Bank of Dallas), 0.15%, 3/1/33, Continuously Callable @100 (a)	4,820	4,820
		31,430
Maryland (1.5%):
Town of Williamsport Revenue (LOC - Manufacturers & Traders Trust Co.), 0.20%, 11/1/37 (a)	7,810	7,810

Michigan (0.4%):
Michigan State Strategic Fund Revenue (LOC - Fifth Third Bank), 0.20%, 3/1/37, Continuously Callable @100 (a)	2,100	2,100

Mississippi (0.7%):
Mississippi Business Finance Corp. Revenue (LOC - Federal Home Loan Bank of Dallas), 0.15%, 3/1/33, Continuously Callable @100 (a)	3,400	3,400

Missouri (4.0%):
Jackson County IDA Revenue (LOC - Commerce Bank, N.A.), 0.12%, 7/1/25, Continuously Callable @100 (a)	20,000	20,000

Nebraska (0.6%):
County of Washington Revenue, Series B, 0.14%, 12/1/40, Continuously Callable @100 (a)	3,000	3,000

New Hampshire (4.0%):
New Hampshire Business Finance Authority Revenue (LOC - Landesbank Hessen-Thuringen), 0.15%, 9/1/30, Continuously Callable @100 (a)	19,990	19,990

New Mexico (1.0%):
New Mexico Hospital Equipment Loan Council Revenue (LOC - Fifth Third Bank), 0.16%, 7/1/25, Continuously Callable @100 (a)	5,000	5,000

New York (18.6%):
Allegany-Limestone Central School District, GO, 1.00%, 6/23/22	5,000	5,018
Binghamton City School District, GO, 1.00%, 6/24/22	5,000	5,019
Build NYC Resource Corp. Revenue (LOC - Toronto-Dominion Bank), 0.27%, 12/1/45, Continuously Callable @100 (a)	5,185	5,185
Canandaigua City School District, GO, 1.00%, 6/23/22	6,000	6,024
County of Chautauqua Industrial Development Agency Revenue (LOC - Citizens Financial Group), Series A, 0.13%, 8/1/27, Continuously Callable @100 (a)	1,365	1,365
County of St. Lawrence, GO, 1.00%, 7/7/22	6,000	6,024
Coxsackie-Athens Central School District, GO, 1.00%, 6/17/22	6,000	6,021
DeRuyter Central School District, GO, Series A, 1.00%, 6/30/22	2,000	2,008
Fillmore Central School District, GO, 1.00%, 6/23/22	5,000	5,018
Greenport Union Free School District, GO, 2.00%, 6/28/22	5,000	5,043
Guilderland Industrial Development Agency Revenue (LOC - Key Bank, N.A.), Series A, 0.19%, 7/1/32, Continuously Callable @100 (a)	2,705	2,705

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Money Market Fund	December 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Lansing Central School District, GO, 1.00%, 6/28/22	$4,817	$4,836
Lewiston-Porter Central School District, GO, Series A, 1.00%, 7/13/22	4,850	4,870
Liverpool Central School District, GO, 1.00%, 9/23/22	4,048	4,072
New York City Capital Resources Corp. Revenue (LOC - Manufacturers & Traders Trust Co.), 0.32%, 12/1/40, Continuously Callable @100 (a)	7,500	7,500
Oneida County Industrial Development Agency Revenue (LOC - Citizens Financial Group), 0.20%, 7/1/37, Continuously Callable @100 (a)	1,570	1,570
Onondaga County Industrial Development Agency Revenue (LOC - Manufacturers & Traders Trust Co.), 0.20%, 12/1/31, Continuously Callable @100 (a)	4,790	4,790
Ramapo Housing Authority Revenue (LOC - Manufacturers & Traders Trust Co.), 0.20%, 12/1/29, Continuously Callable @100 (a)	8,285	8,285
St. Lawrence County Industrial Development Agency Revenue (LOC - Citizens Financial Group), 0.30%, 7/1/37 (a)	1,795	1,795
Walton Central School District, GO, 1.00%, 6/29/22	3,575	3,588
West Genesee Central School District, GO, Series B, 1.00%, 6/29/22	4,300	4,316
		95,052
Ohio (0.3%):
County of Hamilton Revenue (LOC - Fifth Third Bank), 0.16%, 12/1/24 (a)	1,550	1,550

Oklahoma (5.7%):
Edmond Economic Development Authority Revenue (LOC - Bank of Oklahoma, N.A.), Series A, 0.14%, 6/1/31, Callable 2/1/22 @ 100 (a)	4,900	4,900
Garfield County Industrial Authority Revenue, Series A, 0.17%, 1/1/25, Callable 2/2/22 @ 100 (a)	21,400	21,400
Muskogee Industrial Trust Revenue, Series A, 0.17%, 6/1/27, Continuously Callable @100 (a)	2,000	2,000
		28,300
Rhode Island (1.1%):
Rhode Island Commerce Corp. Revenue (LOC - Citizens Financial Group), 0.17%, 3/1/38, Callable 2/1/22 @ 100 (a)	3,405	3,405
Rhode Island Health and Educational Building Corp. Revenue (LOC - Citizens Financial Group), 0.11%, 6/1/35, Callable 2/1/22 @ 100 (a)	1,545	1,545
		4,950
Tennessee (6.1%):
Chattanooga Health Educational & Housing Facility Board Revenue, Series C, 0.14%, 5/1/39, Continuously Callable @100 (a)	24,200	24,200
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue (LOC - Fifth Third Bank), 0.16%, 12/1/24, Callable 1/14/22 @ 100 (a)	6,535	6,535
		30,735
Texas (7.9%):
Port of Arthur Navigation District Industrial Development Corp. Revenue, Series A, 0.16%, 12/1/40, Callable 2/1/22 @ 100 (a)	16,000	16,000
Port of Port Arthur Navigation District Revenue
Series A, 0.21%, 4/1/40, Continuously Callable @100 (a)	10,350	10,350
Series B, 0.21%, 4/1/40, Continuously Callable @100 (a)	13,500	13,500
Series C, 0.22%, 4/1/40, Continuously Callable @100 (a)	100	100
		39,950
Utah (2.0%):
Utah Housing Corp. Revenue (LIQ - Deutsche Bank A.G.), Series 2019-XF1081, 0.35%, 3/1/62, Callable 2/1/31 @ 100 (a)(b)	9,900	9,900

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Money Market Fund	December 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Washington (1.5%):
Washington Higher Education Facilities Authority Revenue, 0.12%, 10/1/31, Callable 2/2/22 @ 100 (a)	$7,485	$7,485
Total Municipal Bonds (Cost $469,275)		469,275

Commercial Paper (6.9%)
Houston Texas
0.11%, 2/9/22	5,000	5,000
0.13%, 2/9/22	15,000	15,000
University of Texas System, 0.10%, 1/21/22	15,000	15,000
Total Commercial Paper (Cost $35,000)		35,000
Total Investments (Cost $504,275) — 99.7%		504,275
Other assets in excess of liabilities — 0.3%		1,577
NET ASSETS - 100.00%		$505,852

(a)	Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(b)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of December 31, 2021, the fair value of these securities was $23,855 (thousands) and amounted to 4.7% of net assets.

Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO—General Obligation
IDA—Industrial Development Authority
LOC—Letter of Credit
PLC—Public Limited Company

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

LIQ	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Tax Exempt Short-Term Fund	December 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Common Stocks (0.0%)(a)
Utilities (0.0%):
Energy Harbor Corp. (b)	1,323	$60
Total Common Stocks (Cost $33)		60

Municipal Bonds (100.0%)
Alabama (2.4%):
Birmingham Airport Authority Revenue, 5.00%, 7/1/30	$1,200	1,553
Black Belt Energy Gas District Revenue, Series B-1, 0.97% (LIBOR01M+90bps), 12/1/48, (Put Date 12/1/23) (c)(d)	10,000	10,098
Chatom Industrial Development Board Revenue, 5.00%, 8/1/30	1,275	1,649
Columbia Industrial Development Board Revenue (NBGA - Southern Co.), Series A, 0.12%, 12/1/37, Continuously Callable @100 (e)	200	200
Prattville Industrial Development Board Revenue
2.00%, 11/1/33, (Put Date 10/1/24) (d)	450	465
2.00%, 11/1/33, (Put Date 10/1/24) (d)	425	439
Selma Industrial Development Board Revenue
2.00%, 11/1/33, (Put Date 10/1/24) (d)	3,650	3,771
1.37%, 5/1/34, (Put Date 6/16/25) (d)	5,875	5,977
The Lower Alabama Gas District Revenue (LOC - Goldman Sachs Bank USA), 4.00%, 12/1/50, (Put Date 12/1/25) (d)	3,000	3,343
		27,495
Arizona (4.1%):
Arizona Health Facilities Authority Revenue, 1.95% (MUNIPSA+185bps), 2/1/48, (Put Date 2/1/23) (c)(d)	25,000	25,491
Arizona IDA Revenue
3.00%, 12/15/31, Continuously Callable @100 (f)	525	554
Series B, 4.00%, 7/1/31	315	356
Maricopa County IDA Revenue
4.00%, 7/1/29 (f)	750	839
3.00%, 7/1/31 (f)	500	533
0.67% (MUNIPSA+57bps), 1/1/35, (Put Date 10/18/24) (c)(d)	2,365	2,416
Series C, 0.90% (MUNIPSA+80bps), 9/1/48, (Put Date 9/1/24) (c)(d)	7,735	7,882
Pinal County IDA Revenue, 4.00%, 10/1/22	3,600	3,687
Tempe IDA Revenue
Series A, 4.00%, 12/1/26	240	264
Series A, 4.00%, 12/1/27	355	396
Series A, 4.00%, 12/1/28	365	412
Series A, 4.00%, 12/1/29	380	433
Series A, 4.00%, 12/1/30, Continuously Callable @102	495	559
Series A, 4.00%, 12/1/31, Continuously Callable @102	465	534
Series C-1, 1.50%, 12/1/27, Continuously Callable @100	1,965	1,918
		46,274
Arkansas (0.7%):
Arkansas Development Finance Authority Revenue
5.00%, 9/1/30	1,180	1,513
5.00%, 9/1/31, Continuously Callable @100	1,200	1,535
5.00%, 9/1/44, (Put Date 9/1/27) (d)	4,000	4,759
		7,807
California (3.1%):
Anaheim Public Financing Authority Revenue
Series A, 5.00%, 5/1/22	500	508
Series A, 5.00%, 5/1/24	250	277
California County Tobacco Securitization Agency Revenue
Series A, 5.00%, 6/1/30	200	260
Series B-1, 1.75%, 6/1/30	40	40
California Infrastructure & Economic Development Bank Revenue
0.45% (MUNIPSA+35bps), 8/1/47, (Put Date 8/1/24) (c)(d)	2,000	2,003

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Short-Term Fund	December 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series B, 1.30% (MUNIPSA+120bps), 8/1/37, (Put Date 6/1/22) (c)(d)	$8,000	$8,036
California Municipal Finance Authority Revenue (LIQ - Deutsche Bank A.G.), Series DBE-8061, 0.50%, 1/1/60, Callable 1/1/37 @ 100 (e)(f)	2,550	2,550
California Public Finance Authority Revenue, Series A, 4.00%, 10/15/22	245	252
California Statewide Communities Development Authority Revenue (LIQ - Deutsche Bank A.G.), Series DBE-8066, 0.50%, 4/1/60, Callable 10/1/32 @ 100 (e)(f)	5,000	5,000
City & County of San Francisco Revenue (LIQ - Deutsche Bank A.G.), Series DBE-8059, 0.50%, 12/1/52, Callable 2/8/22 @ 100 (e)(f)	10,000	10,000
Sierra View Local Health Care District Revenue
5.00%, 7/1/27	315	384
5.00%, 7/1/28	330	412
5.00%, 7/1/29	315	402
5.00%, 7/1/30	310	404
Western Placer Unified School District Special Tax, 2.00%, 6/1/25, Continuously Callable @100	4,750	4,863
		35,391
Colorado (1.2%):
Colorado Health Facilities Authority Revenue
Series A, 5.00%, 8/1/29	500	641
Series A, 5.00%, 11/1/29	3,225	4,151
Series A, 5.00%, 11/1/30, Continuously Callable @100	2,215	2,844
Series B-2, 5.00%, 8/1/49, (Put Date 8/1/26) (d)	1,000	1,171
E-470 Public Highway Authority Revenue, Series B, 0.38% (SOFR+35bps), 9/1/39, (Put Date 9/1/24) (c)(d)	4,000	3,999
Southlands Metropolitan District No. 1, GO
Series A-1, 3.00%, 12/1/22	100	101
Series A-1, 3.50%, 12/1/27	1,000	1,059
		13,966
Connecticut (2.6%):
City of Bridgeport, GO, Series B, 5.00%, 8/15/26	3,450	4,075
City of New Haven, GO
Series A, 5.00%, 8/1/22	1,190	1,221
Series A, 5.00%, 8/1/24	1,000	1,113
Series A, 5.00%, 8/1/25	580	668
Series A, 5.00%, 8/1/26	580	686
Series A, 5.00%, 8/1/27	1,000	1,211
City of New Haven, GO (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 8/1/27	2,500	3,043
Series A, 5.00%, 8/1/28	1,000	1,244
Series B, 5.00%, 2/1/27	600	721
Series B, 5.00%, 2/1/28	525	647
Series B, 5.00%, 2/1/29	550	691
City of West Haven, GO
Series A, 5.00%, 11/1/23	800	864
Series A, 5.00%, 11/1/24	815	913
Series A, 5.00%, 11/1/27	650	789
Connecticut State Health & Educational Facilities Authority Revenue
Series A, 5.00%, 7/1/30, Continuously Callable @100	2,000	2,575
Series B-2, 5.00%, 7/1/53, (Put Date 1/1/27) (d)	3,000	3,615
Harbor Point Infrastructure Improvement District Tax Allocation, 5.00%, 4/1/22 (f)	1,920	1,938
State of Connecticut Special Tax Revenue, Series A, 5.00%, 5/1/31, Continuously Callable @100	2,500	3,263
		29,277
Florida (1.7%):
Alachua County Health Facilities Authority Revenue
4.00%, 12/1/23	1,100	1,172
5.00%, 12/1/37, (Put Date 12/1/26) (d)	3,000	3,528

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Short-Term Fund	December 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Capital Trust Agency, Inc. Revenue, 4.00%, 8/1/30	$200	$221
City of Atlantic Beach Revenue, Series B-2, 3.00%, 11/15/23, Continuously Callable @100	2,750	2,754
City of Pompano Beach Revenue
3.50%, 9/1/30, Continuously Callable @103	3,590	3,880
Series B-1, 2.00%, 1/1/29	1,000	1,006
County of Escambia Revenue, 2.00%, 11/1/33, (Put Date 10/1/24) (d)	775	801
Florida Development Finance Corp. Revenue
Series A, 5.00%, 6/15/26 (f)	370	427
Series A, 5.00%, 6/15/27 (f)	390	460
Series A, 5.00%, 6/15/28, Continuously Callable @100 (f)	410	482
Series A, 5.00%, 6/15/29, Continuously Callable @100 (f)	360	423
Series A, 5.00%, 6/15/30, Continuously Callable @100 (f)	475	558
Florida Higher Educational Facilities Financial Authority Revenue
5.00%, 10/1/22	500	515
5.00%, 10/1/24	500	554
5.00%, 10/1/25	445	508
Lee County IDA Revenue, 4.75%, 10/1/22	690	713
Southeast Overtown Park West Community Redevelopment Agency Tax Allocation, Series A-1, 5.00%, 3/1/23 (f)	1,000	1,052
		19,054
Georgia (4.8%):
Appling County Development Authority Revenue
0.14%, 9/1/41, Continuously Callable @100 (e)	1,900	1,900
Series A, 1.50%, 1/1/38, (Put Date 2/3/25) (d)	2,000	2,049
Burke County Development Authority Revenue, 1.70%, 12/1/49, (Put Date 8/22/24) (d)	7,500	7,708
Cobb County Development Authority Revenue, Series A, 2.25%, 4/1/33, (Put Date 10/1/29) (d)	5,000	5,296
Cobb County Housing Authority Revenue (LIQ - Deutsche Bank A.G.), Series DBE-8068, 0.50%, 10/1/59, Callable 10/1/35 @ 100 (e)(f)	3,055	3,055
Development Authority of Heard County Revenue, 0.15%, 9/1/26, Continuously Callable @100 (e)	1,200	1,200
George L Smith II Congress Center Authority Revenue, 2.38%, 1/1/31	1,000	1,044
Main Street Natural Gas, Inc. Revenue
4.00%, 8/1/48, (Put Date 12/1/23) (d)	5,000	5,303
Series A, 5.00%, 5/15/28	1,000	1,229
Series A, 5.00%, 5/15/29	1,775	2,221
Series C, 4.00%, 3/1/50, (Put Date 9/1/26) (d)	10,000	11,321
Savannah Economic Development Authority Revenue, 2.00%, 11/1/33, (Put Date 10/1/24) (d)	815	842
The Burke County Development Authority Revenue, Series 1, 0.09%, 7/1/49, Continuously Callable @100 (e)	690	690
The Burke County Development Authority Revenue (NBGA - Southern Co.), 0.12%, 11/1/52, Continuously Callable @100 (e)	300	300
The Development Authority of Monroe County Revenue
0.14%, 4/1/32, Continuously Callable @100 (e)	500	500
0.14%, 11/1/48, Continuously Callable @100 (e)	6,220	6,220
The Monroe County Development Authority Revenue, Series A, 1.50%, 1/1/39, (Put Date 2/3/25) (d)	3,500	3,586
		54,464
Guam (0.3%):
Territory of Guam Revenue
Series A, 5.00%, 12/1/23	1,500	1,615
Series A, 5.00%, 12/1/24	2,000	2,226
		3,841
Idaho (0.5%):
County of Nez Perce Revenue, 2.75%, 10/1/24	5,000	5,251

Illinois (13.3%):
Chicago Board of Education, GO
Series A, 4.00%, 12/1/27	1,400	1,617

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Short-Term Fund	December 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 12/1/22	$1,500	$1,564
Series B, 5.00%, 12/1/22	400	417
Series B, 5.00%, 12/1/31, Continuously Callable @100	1,000	1,268
Chicago Board of Education, GO (LIQ - Deutsche Bank A.G.)
Series 2016-XG0073, 0.18%, 12/1/39, Callable 2/8/22 @ 100 (e)(f)	11,000	11,000
Series 2017-XM0188, 0.18%, 12/1/39, Callable 2/8/22 @ 100 (e)(f)	5,000	5,000
Chicago Park District, GO
Series A, 4.00%, 1/1/31, Continuously Callable @100	750	894
Series F-2, 5.00%, 1/1/27	600	715
Series F-2, 5.00%, 1/1/28	1,000	1,217
Series F-2, 5.00%, 1/1/29	1,000	1,238
Series F-2, 5.00%, 1/1/30	1,305	1,641
Series F-2, 5.00%, 1/1/31, Continuously Callable @100	2,115	2,656
Series F-2, 5.00%, 1/1/32, Continuously Callable @100	1,750	2,181
Chicago Park District, GO (INS - Build America Mutual Assurance Co./LIQ – Citigroup, Inc.), Series 2015-XF2111, 0.17%, 1/1/22 (e)(f)	10,200	10,200
Chicago Transit Authority Revenue
5.00%, 6/1/25	1,720	1,972
5.00%, 6/1/26	1,000	1,183
City of Chicago Waterworks Revenue
5.00%, 11/1/25	4,000	4,642
5.00%, 11/1/26	1,000	1,193
Series A-1, 5.00%, 11/1/25	2,000	2,321
Series A-1, 4.00%, 11/1/26	2,500	2,866
County of Cook, GO (LIQ - JPMorgan Chase & Co.), Series 2015-XF0124, 0.20%, 5/15/22 (e)(f)	11,160	11,160
Illinois Finance Authority Revenue
5.00%, 10/1/29	500	629
5.00%, 10/1/30	250	320
0.85% (MUNIPSA+75bps), 1/1/46, (Put Date 7/1/23) (c)(d)	9,000	9,024
Series B, 0.80% (MUNIPSA+70bps), 5/1/42, (Put Date 5/1/26) (c)(d)	2,250	2,250
Series C, 4.00%, 2/15/25	10,000	11,091
Illinois Sports Facilities Authority Revenue, 5.00%, 6/15/28	1,000	1,209
Northern Illinois University Revenue
5.00%, 10/1/30	325	418
5.00%, 10/1/31, Continuously Callable @100	450	585
4.00%, 10/1/32, Continuously Callable @100	500	604
Northern Illinois University Revenue (INS - Build America Mutual Assurance Co.), Series B, 5.00%, 4/1/30	250	321
Sales Tax Securitization Corp. Revenue
Series A, 5.00%, 1/1/28	1,000	1,231
Series A, 5.00%, 1/1/29	2,500	3,141
Series A, 5.00%, 1/1/30	2,000	2,554
State of Illinois, GO
Series A, 5.00%, 3/1/22	1,500	1,511
Series A, 5.00%, 10/1/23	3,000	3,233
Series A, 5.00%, 11/1/25	5,000	5,782
Series C, 5.00%, 11/1/29, Continuously Callable @100	8,985	10,837
State of Illinois, GO (INS - Build America Mutual Assurance Co.), Series D, 5.00%, 11/1/25 (g)	15,000	17,472
The Illinois Sports Facilities Authority Revenue
5.00%, 6/15/30	1,500	1,889
5.00%, 6/15/31	575	738
5.00%, 6/15/32, Continuously Callable @100	480	614
Village of Rosemont, GO (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 12/1/22	1,735	1,805
Series A, 5.00%, 12/1/23	1,825	1,977
Series A, 5.00%, 12/1/24	1,915	2,149

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Short-Term Fund	December 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Western Illinois University Revenue (INS - Build America Mutual Assurance Co.)
4.00%, 4/1/29	$750	$889
4.00%, 4/1/30	750	902
Will County Community High School District No. 210 Lincoln-Way, GO, 4.00%, 1/1/22	975	975
		151,095
Indiana (1.3%):
Indiana Bond Bank Revenue
1/15/27 (h)	1,280	1,215
1/15/28 (h)	1,100	1,024
1/15/29 (h)	565	514
7/15/29, Continuously Callable @99 (h)	730	638
Indiana Finance Authority Revenue
2.95%, 10/1/22, Continuously Callable @100	5,000	5,064
5.00%, 4/1/23 (i)	650	683
5.00%, 4/1/24 (i)	715	780
5.00%, 4/1/25 (i)	750	844
5.00%, 4/1/26 (i)	790	912
5.00%, 4/1/27 (i)	830	978
5.00%, 4/1/28 (i)	870	1,043
5.00%, 4/1/29 (i)	1,180	1,436
		15,131
Iowa (0.4%):
City of Waverly Revenue, 2.50%, 12/31/22, Continuously Callable @100	2,000	2,021
Iowa Higher Education Loan Authority Revenue, 2.00%, 5/19/22	2,000	2,013
		4,034
Kansas (0.5%):
City of Burlington Revenue, Series B, 0.19%, 9/1/35, Continuously Callable @100 (e)	4,050	4,050
City of St. Marys Revenue, 0.15%, 4/15/32, Continuously Callable @100 (e)	1,700	1,700
		5,750
Kentucky (6.9%):
City of Ashland Revenue
5.00%, 2/1/28	1,775	2,160
5.00%, 2/1/30	740	936
County of Carroll Revenue, 1.55%, 9/1/42, (Put Date 9/1/26) (d)	5,000	5,037
County of Owen Revenue
2.45%, 6/1/39, (Put Date 10/1/29) (d)	10,000	10,918
2.45%, 9/1/39, (Put Date 10/1/29) (d)	5,000	5,382
Kentucky Economic Development Finance Authority Revenue, Series B-3, 1.50% (MUNIPSA+140bps), 2/1/46, (Put Date 2/1/25) (c)(d)	10,000	10,256
Kentucky Public Energy Authority Revenue
Series B, 4.00%, 1/1/49, (Put Date 1/1/25) (d)	5,715	6,240
Series C, 4.00%, 2/1/50, (Put Date 2/1/28) (d)	10,000	11,543
Series C-1, 4.00%, 12/1/49, (Put Date 6/1/25) (d)	10,000	10,947
Series C-3, 1.15% (MUNIPSA+105bps), 12/1/49, (Put Date 6/1/25) (c)(d)	10,000	10,236
Louisville/Jefferson County Metropolitan Government Revenue, 5.00%, 10/1/47, (Put Date 10/1/29) (d)	4,000	5,035
		78,690
Louisiana (3.6%):
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, Series A, 2.00%, 6/1/30, Continuously Callable @100	1,000	1,022
Louisiana Public Facilities Authority Revenue, 0.75% (MUNIPSA+65bps), 9/1/57, (Put Date 9/1/23) (c)(d)	10,000	10,141
Louisiana Stadium & Exposition District Revenue, 4.00%, 7/3/23, Continuously Callable @100	3,325	3,480

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Short-Term Fund	December 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Parish of St. Charles Revenue, 4.00%, 12/1/40, (Put Date 6/1/22) (d)	$4,000	$4,055
Parish of St. James Revenue, Series B-1, 0.15%, 11/1/40, Continuously Callable @100 (e)(g)	8,800	8,800
Parish of St. John the Baptist Revenue
2.10%, 6/1/37, (Put Date 7/1/24) (d)	2,000	2,062
2.20%, 6/1/37, (Put Date 7/1/26) (d)	1,750	1,827
Tangipahoa Parish Hospital Service District No. 1 Revenue, 5.00%, 2/1/32, Continuously Callable @100	3,470	4,458
Tobacco Settlement Financing Corp. Revenue, Series A, 5.00%, 5/15/22	5,000	5,082
		40,927
Maryland (1.3%):
Maryland Economic Development Corp. Revenue
Series A, 5.00%, 6/1/25	1,500	1,704
Series A, 5.00%, 6/1/26	2,000	2,336
Series A, 5.00%, 6/1/27	1,340	1,602
Maryland Health & Higher Educational Facilities Authority Revenue
5.00%, 7/1/28	1,910	2,360
5.00%, 7/1/29	1,130	1,423
5.00%, 7/1/30	1,000	1,284
Town of Chestertown Revenue
Series A, 5.00%, 3/1/31	1,475	1,879
Series A, 5.00%, 3/1/32, Continuously Callable @100	1,550	1,972
		14,560
Massachusetts (0.7%):
Massachusetts Development Finance Agency Revenue
5.00%, 7/1/25	1,250	1,430
5.00%, 7/1/26	1,500	1,763
5.00%, 7/15/26 (f)	310	356
5.00%, 7/15/28 (f)	340	408
5.00%, 7/15/30 (f)	640	797
Series A, 5.00%, 7/1/29, Continuously Callable @100	1,425	1,765
Series C, 5.00%, 10/1/30	975	1,262
		7,781
Michigan (0.7%):
Flint Hospital Building Authority Revenue
5.00%, 7/1/29	1,995	2,442
5.00%, 7/1/30	2,290	2,852
Summit Academy North Revenue
2.25%, 11/1/26	1,335	1,336
4.00%, 11/1/31, Continuously Callable @103	1,565	1,718
		8,348
Minnesota (0.1%):
Sanford Canby Community Hospital District No. 1 Revenue, 0.48%, 11/1/26, Continuously Callable @100 (e)	1,105	1,105

Mississippi (1.5%):
County of Warren Revenue, 2.90%, 9/1/32, (Put Date 9/1/23) (d)	2,000	2,076
Mississippi Business Finance Corp. Revenue, 3.20%, 9/1/28, Continuously Callable @100	4,000	4,213
Mississippi Hospital Equipment & Facilities Authority Revenue, 5.00%, 9/1/24	10,000	11,092
		17,381
Missouri (0.2%):
Health & Educational Facilities Authority of The State of Missouri Revenue
3.00%, 8/1/22	135	137
4.00%, 8/1/24	155	167
4.00%, 8/1/26	205	231
4.00%, 8/1/28	415	483
4.00%, 8/1/30	295	351
Missouri Development Finance Board Revenue

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Short-Term Fund	December 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
5.00%, 3/1/22	$350	$352
5.00%, 3/1/23	200	210
5.00%, 3/1/24	300	326
		2,257
Montana (0.8%):
City of Forsyth Revenue, 2.00%, 8/1/23	6,000	6,120
Montana State Board of Regents Revenue, Series F, 0.55% (MUNIPSA+45bps), 11/15/35, (Put Date 9/1/23) (c)(d)	2,880	2,889
		9,009
Nebraska (0.7%):
County of Douglas Revenue, 0.63% (MUNIPSA+53bps), 7/1/35, (Put Date 9/1/26) (c)(d)	8,000	8,047

Nevada (0.4%):
County of Washoe Revenue, Series B, 3.00%, 3/1/36, (Put Date 6/1/22) (d)	4,400	4,447

New Hampshire (0.1%):
New Hampshire Business Finance Authority Revenue
4.00%, 1/1/30, Continuously Callable @103	280	315
4.00%, 1/1/31, Continuously Callable @103	295	331
		646
New Jersey (5.8%):
Casino Reinvestment Development Authority Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 11/1/24	1,000	1,103
New Jersey Building Authority Revenue
Series A, 3.00%, 6/15/23	400	415
Series A, 3.00%, 6/15/23	600	622
Series A, 5.00%, 6/15/24	1,595	1,769
Series A, 5.00%, 6/15/24	2,405	2,662
New Jersey Economic Development Authority Revenue
Series BBB, 5.00%, 6/15/23	7,000	7,455
Series XX, 5.00%, 6/15/22 (g)	20,000	20,411
New Jersey Economic Development Authority Revenue (LOC - Valley National Bank), 0.40%, 3/1/31, Continuously Callable @100 (e)	1,290	1,290
New Jersey Educational Facilities Authority Revenue
Series B, 5.00%, 9/1/22	4,735	4,877
Series B, 5.00%, 9/1/23	4,000	4,297
Series B, 4.00%, 9/1/24	4,730	5,153
New Jersey Transportation Trust Fund Authority Revenue
5.00%, 6/15/24	5,095	5,640
Series AA, 5.00%, 6/15/22	1,500	1,531
Series AA, 5.00%, 6/15/23	3,835	4,084
State of New Jersey, GO, Series A, 4.00%, 6/1/31	3,000	3,710
Tobacco Settlement Financing Corp. Revenue, Series B, 3.20%, 6/1/27	560	565
		65,584
New Mexico (1.2%):
City of Farmington Revenue
2.13%, 6/1/40, (Put Date 6/1/22) (d)	2,000	2,012
Series A, 2.15%, 4/1/33, Continuously Callable @101	5,000	4,959
New Mexico Hospital Equipment Loan Council Revenue
5.00%, 6/1/22	445	453
5.00%, 6/1/27	770	924
5.00%, 6/1/28	780	958
5.00%, 6/1/29	835	1,045
5.00%, 6/1/30	525	670
5.00%, 6/1/31, Continuously Callable @100	690	879
Village of Los Ranchos de Albuquerque Revenue
5.00%, 9/1/28	840	1,039
5.00%, 9/1/31, Continuously Callable @100	300	385
		13,324

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Short-Term Fund	December 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
New York (11.7%):
City of Amsterdam, GO, 1.00%, 6/23/22	$6,061	$6,044
City of Long Beach, GO, Series A, 0.63%, 2/22/22, Continuously Callable @100	9,335	9,335
City of New York, GO
0.16%, 10/1/46, Continuously Callable @100 (e)	8,700	8,700
Series 2, 0.16%, 4/1/42, Continuously Callable @100 (e)	4,000	4,000
Series 3, 0.15%, 4/1/42, Continuously Callable @100 (e)	2,000	2,000
City of Ogdensburg, GO, 2.38%, 4/22/22	1,160	1,165
City of Poughkeepsie, GO
4.00%, 4/15/22	130	131
4.00%, 4/15/23	135	140
4.00%, 4/15/24	140	149
4.00%, 4/15/25	215	233
4.00%, 4/15/26	230	254
County of Rockland, GO (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 3/1/23	2,500	2,638
Series A, 5.00%, 3/1/24	1,600	1,761
Long Island Power Authority Revenue
Series B, 1.65%, 9/1/49, (Put Date 9/1/24) (d)	4,500	4,621
Series C, 0.82% (LIBOR01M+75bps), 5/1/33, (Put Date 10/1/23) (c)(d)	4,000	4,000
Series C, 0.82% (LIBOR01M+75bps), 5/1/33, (Put Date 10/1/23) (c)(d)	5,000	5,014
Metropolitan Transportation Authority Revenue
0.60% (MUNIPSA+50bps), 11/15/42, (Put Date 11/15/42) (c)(d)	10,000	9,990
Series 2, 0.83% (SOFR+80bps), 11/1/32, (Put Date 4/1/26) (c)(d)	2,000	2,024
Series A-1, 5.00%, 2/1/23	8,050	8,443
Series A-2, 5.00%, 11/15/45, (Put Date 5/15/30) (d)	1,830	2,325
Series B-1, 5.00%, 5/15/22	3,155	3,210
Series D-2, 0.55% (MUNIPSA+45bps), 11/15/44, (Put Date 11/15/44) (c)(d)	8,000	8,011
Mohawk Town Fire District, GO, 1.50%, 11/4/22	4,825	4,858
New York Liberty Development Corp. Revenue
2.63%, 9/15/69, Continuously Callable @100	1,650	1,728
2.80%, 9/15/69, Continuously Callable @100	14,950	15,431
Series A, 1.90%, 11/15/31, Continuously Callable @100	2,000	2,019
New York State Dormitory Authority Revenue
5.00%, 12/1/24 (f)	1,200	1,350
5.00%, 12/1/25 (f)	1,200	1,393
New York State Housing Finance Agency Revenue (LIQ - Deutsche Bank A.G.), Series DBE-DBE-8073, 0.50%, 8/1/50, Continuously Callable @100 (e)(f)	4,958	4,958
Niagara Area Development Corp. Revenue, Series B, 3.50%, 11/1/24, Continuously Callable @100 (f)	500	518
Troy Capital Resource Corp. Revenue
5.00%, 8/1/26, Continuously Callable @100	1,050	1,222
5.00%, 9/1/27	1,250	1,515
Village of Clayton, GO, 0.60%, 10/20/22, Continuously Callable @100	5,990	5,993
Village of Valley Stream, GO, Series A, 2.00%, 5/12/22	7,590	7,615
		132,788
North Carolina (0.8%):
Columbus County Industrial Facilities & Pollution Control Financing Authority Revenue
2.00%, 11/1/33, (Put Date 10/1/24) (d)	825	852
2.00%, 11/1/33, (Put Date 10/1/24) (d)	825	853
Series A, 1.37%, 5/1/34, (Put Date 6/16/25) (d)	2,000	2,036
North Carolina Medical Care Commission Revenue
2.50%, 10/1/24, Continuously Callable @100	745	746
2.30%, 9/1/25, Continuously Callable @100	1,250	1,251
2.88%, 10/1/26, Continuously Callable @100	650	652

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Short-Term Fund	December 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series A, 4.00%, 10/1/27	$600	$693
Series B-1, 2.55%, 9/1/26, Continuously Callable @100	1,575	1,576
		8,659
North Dakota (0.3%):
City of Grand Forks Revenue
5.00%, 12/1/31	1,200	1,568
5.00%, 12/1/32, Continuously Callable @100	1,300	1,694
		3,262
Ohio (2.1%):
Akron Bath Copley Joint Township Hospital District Revenue
5.00%, 11/15/29	275	346
5.00%, 11/15/30	350	449
5.00%, 11/15/31, Continuously Callable @100	300	385
County of Allen Hospital Facilities Revenue, 5.00%, 12/1/30, Continuously Callable @100	2,000	2,597
County of Hamilton Revenue, 5.00%, 9/15/29	1,345	1,685
Ohio Air Quality Development Authority Revenue
1.90%, 5/1/26, (Put Date 10/1/24) (d)	3,500	3,604
2.40%, 12/1/38, (Put Date 10/1/29) (d)	3,250	3,361
Ohio Higher Educational Facility Commission Revenue
5.00%, 5/1/22	500	507
5.00%, 5/1/23	550	583
5.00%, 5/1/24	1,000	1,102
Ohio Water Development Authority Revenue, 6/1/33 (j)(k)	5,000	–
Port of Greater Cincinnati Development Authority Revenue, Series A, 3.00%, 5/1/23, Continuously Callable @100	4,765	4,781
Southeastern Ohio Port Authority Revenue, 5.00%, 12/1/25, Continuously Callable @100	1,000	1,091
State of Ohio Revenue
5.00%, 11/15/27	425	510
5.00%, 11/15/30	710	898
5.00%, 11/15/31, Continuously Callable @100	465	588
Series A, 5.00%, 1/15/30	1,000	1,275
		23,762
Oklahoma (3.4%):
Garfield County Industrial Authority Revenue, Series A, 0.17%, 1/1/25, Callable 2/2/22 @ 100 (e)(g)	4,200	4,200
Muskogee Industrial Trust Revenue
4.00%, 9/1/28	2,500	2,884
4.00%, 9/1/29	3,010	3,507
Series A, 0.17%, 6/1/27, Continuously Callable @100 (e)	23,590	23,590
Oklahoma Development Finance Authority Revenue
Series B, 5.00%, 8/15/23	500	535
Series B, 5.00%, 8/15/24	600	666
Series B, 5.00%, 8/15/25	550	630
Oklahoma Municipal Power Authority Revenue, Series A, 0.49% (MUNIPSA+39bps), 1/1/23 (c)	3,135	3,141
		39,153
Oregon (0.2%):
County of Yamhill Revenue
4.00%, 10/1/22	555	568
4.00%, 10/1/23	425	449
4.00%, 10/1/24	425	461
Oregon State Facilities Authority Revenue
Series A, 5.00%, 10/1/28	150	186
Series A, 5.00%, 10/1/29	300	379
Series A, 5.00%, 10/1/30	300	387
		2,430
Pennsylvania (6.4%):
Allentown City School District, GO, 1.00%, 3/31/22, Continuously Callable @100	2,000	2,004

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Short-Term Fund	December 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Bethlehem Area School District Authority Revenue, Series A, 0.38% (SOFR+35bps), 1/1/30, (Put Date 11/1/25) (c)(d)	$1,000	$991
Chester County IDA Revenue, 3.75%, 10/1/24	370	388
Coatesville School District, GO (INS - Assured Guaranty Municipal Corp.)
5.00%, 8/1/24	1,000	1,114
5.00%, 8/1/25	800	923
Commonwealth Financing Authority Revenue, 5.00%, 6/1/26	2,000	2,364
County of Lehigh Revenue
5.00%, 7/1/28	1,750	2,181
5.00%, 7/1/29	2,000	2,543
Delaware County Authority Revenue
4.00%, 10/1/22	200	205
5.00%, 10/1/23	235	252
5.00%, 10/1/24	505	561
5.00%, 10/1/25	525	600
5.00%, 10/1/30	1,200	1,454
Geisinger Authority Revenue
1.14% (LIBOR01M+107bps), 6/1/28, (Put Date 6/1/24) (c)(d)	7,000	7,078
5.00%, 4/1/43, (Put Date 4/1/30) (d)	4,250	5,414
General Authority of Southcentral Pennsylvania Revenue, 0.70% (MUNIPSA+60bps), 6/1/49, (Put Date 6/1/24) (c)(d)	6,000	6,094
Hospitals & Higher Education Facilities Authority of Philadelphia Revenue, 5.00%, 7/1/22	1,595	1,631
Latrobe IDA Revenue
5.00%, 3/1/28	135	158
5.00%, 3/1/29	175	207
5.00%, 3/1/30	150	180
5.00%, 3/1/31	175	213
Luzerne County IDA Revenue (INS - Assured Guaranty Municipal Corp.)
5.00%, 12/15/25	550	642
5.00%, 12/15/26, Continuously Callable @100	500	583
5.00%, 12/15/27, Continuously Callable @100	1,000	1,165
Montgomery County Higher Education & Health Authority Revenue, 0.82% (MUNIPSA+72bps), 9/1/51, (Put Date 9/1/23) (c)(d)	6,250	6,250
Northampton County General Purpose Authority Revenue, 1.11% (LIBOR01M+104bps), 8/15/48, (Put Date 8/15/24) (c)(d)	1,855	1,866
Philadelphia IDA Revenue
5.00%, 6/15/28 (f)	210	252
5.00%, 6/15/29, Continuously Callable @100 (f)	220	263
5.00%, 6/15/30, Continuously Callable @100 (f)	145	173
Pittsburgh Water & Sewer Authority Revenue, Series C, 0.75% (MUNIPSA+65bps), 9/1/40, (Put Date 12/1/23) (c)(d)	7,500	7,672
School District of Philadelphia, GO, Series D, 5.00%, 9/1/22	5,500	5,671
Scranton School District, GO
0.91% (LIBOR01M+85bps), 4/1/31, (Put Date 6/1/23) (c)(d)	6,590	6,672
Series A, 5.00%, 6/1/23	2,435	2,594
The Berks County Municipal Authority Revenue, Series B, 5.00%, 2/1/40, (Put Date 2/1/30) (d)	1,700	2,009
Westmoreland County IDA Revenue, Series A, 4.00%, 7/1/22	300	305
		72,672
South Carolina (1.1%):
Patriots Energy Group Financing Agency Revenue, Series B, 0.93% (LIBOR01M+86bps), 10/1/48, (Put Date 2/1/24) (c)(d)	10,000	10,124
Piedmont Municipal Power Agency Revenue, Series D, 4.00%, 1/1/32, Continuously Callable @100	2,220	2,687
		12,811
South Dakota (0.3%):
South Dakota Health & Educational Facilities Authority Revenue
0.48%, 11/1/25, Continuously Callable @100 (e)	1,230	1,230

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Short-Term Fund	December 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
0.48%, 11/1/27, Continuously Callable @100 (e)	$2,375	$2,375
		3,605
Tennessee (0.4%):
Chattanooga Health Educational & Housing Facility Board Revenue, Series C, 0.14%, 5/1/39, Continuously Callable @100 (e)(g)	4,200	4,200

Texas (7.0%):
Austin Affordable PFC, Inc. Revenue (LIQ - Deutsche Bank A.G.), Series 2021-XF1102, 0.35%, 7/1/61, Callable 7/1/33 @ 104 (e)(f)	1,750	1,750
Capital Area Housing Finance Corp. Revenue (LOC - Deutsche Bank A.G.), Series 2021-XF1131, 0.34%, 12/1/61, Callable 12/1/38 @ 100 (e)(f)	4,000	4,000
City of Dallas Housing Finance Corp. Revenue (LIQ – Deutsche Bank A.G.), Series 2021-XF1109, 0.35%, 7/1/61, Callable 8/1/33 @ 103 (e)(f)	4,000	4,000
County of Wise Revenue
5.00%, 8/15/22	525	538
5.00%, 8/15/23	500	533
5.00%, 8/15/29	880	1,082
5.00%, 8/15/31	680	864
5.00%, 8/15/32, Continuously Callable @100	450	571
5.00%, 8/15/33, Continuously Callable @100	930	1,177
Decatur Hospital Authority Revenue, Series A, 5.00%, 9/1/24	780	866
Harris County Cultural Education Facilities Finance Corp. Revenue
5.00%, 7/1/49, (Put Date 12/1/26) (d)	1,400	1,681
0.67% (MUNIPSA+57bps), 12/1/49, (Put Date 12/4/24) (c)(d)	1,670	1,682
Harris County Municipal Utility District No. 165, GO (INS - Build America Mutual Assurance Co.)
3.00%, 3/1/22	650	653
3.00%, 3/1/23	520	535
Irving Hospital Authority Revenue, 1.20% (MUNIPSA+110bps), 10/15/44, (Put Date 10/15/23) (c)(d)	1,575	1,575
Karnes County Hospital District Revenue, 5.00%, 2/1/24	1,885	1,982
Martin County Hospital District, GO
4.00%, 4/1/23	250	260
4.00%, 4/1/27	300	337
4.00%, 4/1/29	405	465
4.00%, 4/1/32, Continuously Callable @100	350	402
Matagorda County Navigation District No. 1 Revenue, 2.60%, 11/1/29	4,000	4,314
New Hope Cultural Education Facilities Finance Corp. Revenue
Series A, 2.25%, 7/1/23 (l)	1,250	1,071
Series A, 2.25%, 7/1/24 (l)	2,300	1,971
Series A, 2.25%, 7/1/25 (l)	2,135	1,837
Port of Port Arthur Navigation District Revenue
0.18%, 11/1/40, Continuously Callable @100 (e)(g)	24,675	24,675
Series A, 0.21%, 4/1/40, Continuously Callable @100 (e)	7,500	7,500
Series B, 0.21%, 4/1/40, Continuously Callable @100 (e)	1,025	1,025
Series C, 0.22%, 4/1/40, Continuously Callable @100 (e)	6,100	6,100
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, 5.00%, 12/15/32	1,000	1,325
Texas Private Activity Bond Surface Transportation Corp. Revenue, 4.00%, 6/30/31, Continuously Callable @100	2,355	2,843
Trinity River Public Facility Corp. Revenue (LIQ - Deutsche Bank A.G.), Series DBE-8064, 0.50%, 6/1/59, Callable 1/1/31 @ 101 (e)(f)	2,000	2,000
		79,614
Utah (0.6%):
Utah Housing Corp. Revenue (LIQ - Deutsche Bank A.G.), Series 2019-XF1081, 0.35%, 3/1/62, Callable 2/1/31 @ 100 (e)(f)	6,460	6,460

Vermont (0.1%):
Vermont Economic Development Authority Revenue
4.00%, 5/1/29, Continuously Callable @103	445	501

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Short-Term Fund	December 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
4.00%, 5/1/30, Continuously Callable @103	$230	$261
		762
Virginia (1.1%):
Chesapeake Bay Bridge & Tunnel District Revenue, 5.00%, 11/1/23	5,140	5,556
James City County Economic Development Authority Revenue
4.00%, 12/1/29, Continuously Callable @103	230	262
4.00%, 12/1/30, Continuously Callable @103	220	249
Marquis Community Development Authority Revenue, 1.50%, 9/1/45 (f)(l)	1,074	517
Marquis Community Development Authority Tax Allocation
Series A, 1.02%, 9/1/36 (l)	3,506	1,686
Series C, 9/1/41 (h)(l)	5,111	236
Prince William County IDA Revenue, 5.00%, 1/1/31, Continuously Callable @102	1,700	1,814
Virginia Small Business Financing Authority Revenue
Series A, 5.00%, 1/1/22	370	370
Series A, 5.00%, 1/1/31, Continuously Callable @103	1,250	1,547
		12,237
Washington (1.3%):
Washington Health Care Facilities Authority Revenue
5.00%, 8/15/26	2,000	2,346
5.00%, 8/15/27	2,175	2,615
Series B-2, 1.50% (MUNIPSA+140bps), 1/1/35, (Put Date 1/1/25) (c)(d)	10,000	10,210
		15,171
Wisconsin (2.3%):
Public Finance Authority Revenue
4.00%, 3/1/22	560	562
4.00%, 3/1/23	475	488
4.00%, 3/1/24	505	529
4.00%, 9/1/24 (f)	930	965
4.00%, 3/1/25	535	569
4.00%, 3/1/26	755	813
4.00%, 3/1/27	795	865
4.00%, 3/1/28	840	922
3.25%, 1/1/30	1,795	2,004
5.00%, 4/1/30 (f)	500	603
Wisconsin Health & Educational Facilities Authority Revenue
4.00%, 1/1/23	130	134
4.00%, 1/1/24	160	168
4.00%, 1/1/25	205	219
4.00%, 1/1/26	345	374
2.25%, 11/1/26, Continuously Callable @100	3,000	3,000
2.55%, 11/1/27, Continuously Callable @100	1,500	1,500
4.00%, 3/15/30	400	456
0.21%, 2/15/53, Callable 2/1/22 @ 100 (e)	6,500	6,500
0.75% (MUNIPSA+65bps), 8/15/54, (Put Date 7/31/24) (c)(d)	1,700	1,743
Series B, 3.00%, 9/15/22	55	56
Series B, 3.00%, 9/15/23	160	165
Series B, 4.00%, 9/15/24	100	107
Series B, 4.00%, 9/15/26	110	122
Series B, 4.00%, 9/15/27	140	158
Series B, 4.00%, 9/15/28, Continuously Callable @103	200	227
Series B, 4.00%, 9/15/29, Continuously Callable @103	305	348
Series B, 4.00%, 9/15/30, Continuously Callable @103	320	364
Series B, 4.00%, 9/15/31, Continuously Callable @103	315	357

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Short-Term Fund	December 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series B-2, 5.00%, 2/15/51, (Put Date 2/15/27) (d)	$2,000	$2,364
		26,682
Total Municipal Bonds (Cost $1,107,328)		1,135,204
Total Investments (Cost $1,107,361) — 100.0%		1,135,264
Liabilities in excess of other assets — 0.0%(a)		(257)
NET ASSETS - 100.00%		$1,135,007

(a)	Amount represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	Variable or Floating-Rate Security. Rate disclosed is as of December 31, 2021.
(d)	Put Bond.
(e)	Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(f)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of December 31, 2021, the fair value of these securities was $95,994 (thousands) and amounted to 8.5% of net assets.
(g)	All or a portion of this security has been segregated as collateral for securities purchased on a delayed-delivery and/or when-issued basis.
(h)	Zero-coupon bond.
(i)	Security or portion of security purchased on a delayed-delivery and/or when-issued basis.
(j)	Security was fair valued based using significant unobservable inputs as of December 31, 2021.
(k)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. At December 21, 2021, illiquid securities were 0.0% of the Fund's net assets.
(l)	Currently the issuer is in default with respect to interest and/or principal payments.

bps—Basis points
Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO—General Obligation
IDA—Industrial Development Authority
LIBOR—London InterBank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of December 31, 2021, based on the last reset date of the security
LOC—Letter of Credit
MUNIPSA—Municipal Swap Index
SOFR—Secured Overnight Financing Rate

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Virginia Bond Fund	December 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (98.9%)
Virginia (89.8%):
Alexandria IDA Revenue, Series C, 4.00%, 1/1/46, Continuously Callable @100	$2,400	$2,809
Amherst IDA Revenue
5.00%, 9/1/26, Continuously Callable @100	1,345	1,348
4.75%, 9/1/30, Continuously Callable @100	2,000	2,003
Arlington County IDA Revenue
5.00%, 2/15/43, Continuously Callable @100	1,775	2,154
4.00%, 7/1/45, Continuously Callable @100	1,585	1,833
Campbell County IDA Revenue, 4.00%, 6/1/44, Continuously Callable @100	4,600	5,353
Capital Region Airport Commission Revenue
Series A, 4.00%, 7/1/36, Continuously Callable @100	700	786
Series A, 4.00%, 7/1/38, Continuously Callable @100	750	839
Charles City County Economic Development Authority Revenue, Series A, 2.88%, 2/1/29, Continuously Callable @101	10,000	11,014
Chesapeake Bay Bridge & Tunnel District Revenue
5.50%, 7/1/25	5,000	5,575
5.00%, 7/1/51, Continuously Callable @100	9,240	10,845
Chesapeake Bay Bridge & Tunnel District Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 7/1/41, Continuously Callable @100	5,000	5,851
Chesapeake Hospital Authority Revenue
4.00%, 7/1/39, Continuously Callable @100	1,000	1,157
4.00%, 7/1/43, Continuously Callable @100	4,000	4,576
City of Chesapeake Expressway Toll Road Revenue
7/15/32, Continuously Callable @100 (a)	6,520	7,166
7/15/40, Continuously Callable @100 (e)	3,000	3,328
City of Lynchburg, GO, 4.00%, 6/1/44, Continuously Callable @100	5,000	5,368
City of Norfolk, GO
Series A, 4.00%, 9/1/37, Continuously Callable @100	2,040	2,467
Series A, 4.00%, 9/1/39, Continuously Callable @100	1,535	1,849
City of Norfolk, GO (LIQ - Bank of America Corp.), 0.12%, 8/1/37, Continuously Callable @100 (b)	3,830	3,830
City of Portsmouth, GO
5.00%, 2/1/33, Pre-refunded 2/1/23 @ 100	880	926
5.00%, 2/1/33, Pre-refunded 2/1/23 @ 100	120	126
City of Richmond Public Utility Revenue
4.00%, 1/15/40, Continuously Callable @100	6,000	6,705
Series A, 5.00%, 1/15/38, Pre-refunded 1/15/23 @ 100	6,000	6,299
Series A, 4.00%, 1/15/50, Continuously Callable @100	1,730	2,020
City of Richmond, GO
Series D, 5.00%, 3/1/32	800	1,099
Series D, 5.00%, 3/1/33	1,000	1,404
County of Fairfax VA Sewer Revenue
Series A, 5.00%, 7/15/46, Continuously Callable @100	10,000	13,129
Series A, 4.00%, 7/15/51, Continuously Callable @100	10,000	12,098
Fairfax County Economic Development Authority Revenue
5.00%, 4/1/47, Continuously Callable @100	4,000	4,799
Series A, 5.00%, 10/1/29, Pre-refunded 10/1/24 @ 100	2,000	2,251
Series A, 5.00%, 10/1/30, Pre-refunded 10/1/24 @ 100	2,000	2,251
Series A, 5.00%, 10/1/31, Pre-refunded 10/1/24 @ 100	2,000	2,251
Series A, 5.00%, 10/1/32, Pre-refunded 10/1/24 @ 100	1,500	1,688
Series A, 5.00%, 12/1/32, Pre-refunded 12/1/23 @ 100	1,500	1,635
Series A, 5.00%, 10/1/33, Pre-refunded 10/1/24 @ 100	2,200	2,476
Series A, 5.00%, 10/1/34, Pre-refunded 10/1/24 @ 100	2,000	2,251
Series A, 5.00%, 10/1/42, Continuously Callable @102	2,250	2,522
Series A, 4.00%, 10/1/42, Continuously Callable @102	2,750	2,959
Series A, 5.00%, 12/1/42, Pre-refunded 12/1/23 @ 100	2,800	3,052

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Virginia Bond Fund	December 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 10/1/35, Pre-refunded 10/1/27 @ 100	$2,620	$3,244
Series B, 5.00%, 10/1/36, Pre-refunded 10/1/27 @ 100	2,000	2,476
Fairfax County Economic Development Authority Revenue (LOC - SunTrust Bank), 0.13%, 6/1/37, Continuously Callable @100 (b)	7,800	7,800
Fairfax County IDA Revenue
5.00%, 5/15/37, Continuously Callable @100	14,000	14,225
4.00%, 5/15/42, Continuously Callable @100	1,000	1,012
Series A, 4.00%, 5/15/44, Continuously Callable @100	6,900	7,425
Series S, 4.00%, 5/15/48, Continuously Callable @100	1,500	1,704
Farmville Industrial Development Authority Revenue, 5.38%, 7/1/53, Continuously Callable @103	6,000	7,440
Front Royal & Warren County IDA Revenue, 4.00%, 1/1/50, Continuously Callable @103	7,000	7,658
Greater Richmond Convention Center Authority Revenue, 5.00%, 6/15/32, Pre-refunded 6/15/25 @ 100	1,500	1,732
Hampton Roads Sanitation District Revenue, Series A, 5.00%, 8/1/43, Pre-refunded 8/1/26 @ 100	4,700	5,628
Hampton Roads Transportation Accountability Commission Revenue
Series A, 4.00%, 7/1/50, Continuously Callable @100	5,000	5,877
Series A, 5.00%, 7/1/52, Continuously Callable @100	15,000	18,084
Hanover County Economic Development Authority Revenue
Series A, 4.50%, 7/1/30, Continuously Callable @100	2,795	2,831
Series A, 4.50%, 7/1/32, Continuously Callable @100	1,100	1,114
Series A, 5.00%, 7/1/42, Continuously Callable @100	2,000	2,025
Henrico County Economic Development Authority Revenue
5.00%, 6/1/24, Continuously Callable @100	1,200	1,218
4.25%, 6/1/26, Continuously Callable @100	140	142
5.00%, 11/1/30, Pre-refunded 11/1/22 @ 100	2,105	2,189
5.00%, 10/1/37, Continuously Callable @103	2,500	2,787
4.00%, 10/1/40, Continuously Callable @103	500	558
4.00%, 10/1/45, Continuously Callable @103	725	799
4.00%, 10/1/50, Continuously Callable @103	1,500	1,650
James City County Economic Development Authority Revenue
4.00%, 6/1/47, Continuously Callable @103	1,000	1,089
Series A, 4.00%, 12/1/35, Continuously Callable @103	1,015	1,136
Series A, 4.00%, 12/1/40, Continuously Callable @103	1,155	1,280
Series A, 4.00%, 12/1/50, Continuously Callable @103	7,735	8,479
Lewistown Commerce Center Community Development Authority Tax Allocation
3.63%, 3/1/44, Continuously Callable @103 (c)	1,431	1,174
6.05%, 3/1/44, Continuously Callable @103	680	686
Series C, 0.50%, 3/1/54, Continuously Callable @100 (c)	2,340	426
Lexington IDA Revenue
4.00%, 1/1/31, Continuously Callable @102	750	820
4.00%, 1/1/37, Continuously Callable @102	1,000	1,075
5.00%, 1/1/43, Pre-refunded 1/1/22 @ 100	2,000	2,000
5.00%, 1/1/48, Continuously Callable @100	1,000	1,220
Series A, 5.00%, 1/1/42, Continuously Callable @103	1,000	1,058
Series A, 5.00%, 1/1/48, Continuously Callable @103	1,250	1,322
Loudoun County Economic Development Authority Revenue
5.00%, 12/1/31, Continuously Callable @100	1,135	1,280
5.00%, 12/1/32, Continuously Callable @100	800	902
5.00%, 12/1/33, Continuously Callable @100	775	873
5.00%, 12/1/34, Continuously Callable @100	805	906
Series E, 0.11%, 2/15/38, Callable 2/1/22 @ 100 (b)	7,255	7,255
Series F, 0.11%, 2/15/38, Callable 2/1/22 @ 100 (b)	3,710	3,710
Lynchburg Economic Development Authority Revenue, 4.00%, 1/1/40, Continuously Callable @100	1,100	1,306
Lynchburg Economic Development Authority Revenue
4.00%, 1/1/39, Continuously Callable @100	1,320	1,570
5.00%, 9/1/43, Continuously Callable @100	3,000	3,186

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Virginia Bond Fund	December 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
4.00%, 1/1/55, Continuously Callable @100	$1,750	$2,036
Series A, 5.00%, 1/1/47, Continuously Callable @100	2,250	2,631
Lynchburg Economic Development Authority Revenue (LIQ - JPMorgan Chase & Co.), Series 2018-XL0075, 0.20%, 1/1/25 (b)(d)	5,400	5,400
Lynchburg Economic Development Authority Revenue (LOC - Branch Banking & Trust Co.), Series C, 0.19%, 1/1/47, Continuously Callable @100 (b)	1,465	1,465
Manassas Park Economic Development Authority Revenue, 4.00%, 12/15/52, Continuously Callable @100	4,500	5,157
Marquis Community Development Authority of York County Virginia Tax Allocation, Series B, 1.13%, 9/1/41 (c)	3,532	1,699
Marquis Community Development Authority Revenue, 1.50%, 9/1/45 (c)(d)	1,093	526
Marquis Community Development Authority Tax Allocation, Series C, 9/1/41 (c)(f)	5,389	248
Montgomery County Economic Development Authority Revenue
Series A, 4.00%, 6/1/36, Continuously Callable @100	1,125	1,329
Series A, 4.00%, 6/1/39, Continuously Callable @100	1,750	2,052
Norfolk Airport Authority Revenue, 5.00%, 7/1/43, Continuously Callable @100	2,800	3,467
Norfolk Economic Development Authority Revenue
5.00%, 11/1/30, Pre-refunded 11/1/22 @ 100	1,000	1,040
Series A, 0.10%, 11/1/34, Continuously Callable @100 (b)	1,800	1,800
Series B, 5.00%, 11/1/43, Continuously Callable @100	3,500	3,625
Series B, 5.00%, 11/1/48, (Put Date 11/1/48) (g)	1,600	2,021
Series B, 4.00%, 11/1/48, Continuously Callable @100	1,100	1,239
Prince Edward County IDA Revenue
4.00%, 9/1/43, Continuously Callable @100	2,250	2,463
5.00%, 9/1/48, Continuously Callable @100	2,055	2,402
Prince William County IDA Revenue
5.00%, 1/1/37, Continuously Callable @102	1,000	1,059
5.00%, 1/1/46, Continuously Callable @102	4,000	4,195
5.00%, 11/1/46, Pre-refunded 11/1/22 @ 100	10,000	10,400
Radford IDA Revenue (NBGA - Fannie Mae), 3.50%, 9/15/29, Continuously Callable @100	4,000	4,066
Rappahannock Regional Jail Authority Revenue
5.00%, 10/1/34, Pre-refunded 10/1/25 @ 100	2,340	2,729
5.00%, 10/1/35, Pre-refunded 10/1/25 @ 100	1,165	1,358
Roanoke Economic Development Authority Revenue
5.00%, 7/1/47	6,250	9,579
4.00%, 7/1/51, Continuously Callable @100	5,000	5,793
Series A, 5.00%, 9/1/36, Continuously Callable @100	1,640	1,972
Series A, 5.00%, 9/1/43, Continuously Callable @100	4,060	4,846
Rockingham County Economic Development Authority Revenue
4.00%, 12/1/33, Continuously Callable @100	1,000	1,171
5.00%, 12/1/39, Continuously Callable @100	4,180	5,164
Salem Economic Development Authority Revenue
4.00%, 4/1/38, Continuously Callable @100	250	286
4.00%, 4/1/39, Continuously Callable @100	225	257
4.00%, 4/1/40, Continuously Callable @100	250	285
4.00%, 4/1/45, Continuously Callable @100	750	846
5.00%, 4/1/49, Continuously Callable @100	910	1,098
Stafford County Economic Development Authority Revenue
5.00%, 6/15/36, Continuously Callable @100	5,900	6,888
4.00%, 6/15/37, Continuously Callable @100	6,495	7,190
Tobacco Settlement Financing Corp. Revenue, Series B-1, 5.00%, 6/1/47, Continuously Callable @100	10,000	10,174
University of Virginia Revenue
Series A, 5.00%, 6/1/37, Pre-refunded 6/1/23 @ 100	4,405	4,701
Series A, 5.00%, 4/1/42, Continuously Callable @100	4,000	4,828

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Virginia Bond Fund	December 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 4/1/47, Continuously Callable @100	$5,000	$6,034
Series A, 2.18%, 11/1/51, Continuously Callable @100	400	401
Series A-1, 4.00%, 4/1/45, Continuously Callable @100	5,000	5,496
Series B, 5.00%, 4/1/46, Continuously Callable @100	5,000	6,034
Upper Occoquan Sewage Authority Revenue, 4.00%, 7/1/39, Pre-refunded 7/1/25 @ 100	5,000	5,608
Virginia Beach Development Authority Revenue
5.00%, 9/1/40, Continuously Callable @103	3,250	3,692
5.00%, 9/1/44, Continuously Callable @103	4,865	5,521
4.00%, 9/1/48, Continuously Callable @103	3,755	4,058
Series A, 5.00%, 5/1/29, Continuously Callable @100	1,795	1,985
Virginia College Building Authority Revenue
5.00%, 6/1/22	125	127
5.00%, 6/1/23	125	132
5.00%, 6/1/24	225	247
5.00%, 6/1/25	250	283
5.00%, 6/1/26	250	290
5.00%, 6/1/27	275	326
5.00%, 6/1/28	295	357
5.00%, 6/1/29	300	369
5.00%, 6/1/30	325	406
5.00%, 2/1/31, Continuously Callable @100	10,000	12,411
5.00%, 6/1/31	300	381
5.00%, 2/1/32, Continuously Callable @100	4,000	4,959
4.00%, 1/15/33, Continuously Callable @100	965	1,112
4.00%, 1/15/35, Continuously Callable @100	545	625
4.00%, 1/15/36, Continuously Callable @100	650	745
4.00%, 6/1/36, Continuously Callable @100	925	1,076
4.00%, 1/15/43, Continuously Callable @100	1,285	1,456
4.00%, 6/1/46, Continuously Callable @100	1,000	1,144
Series A, 5.00%, 9/1/31, Pre-refunded 9/1/24 @ 100	2,725	3,057
Series A, 5.00%, 9/1/32, Pre-refunded 9/1/24 @ 100	5,615	6,300
Series A, 5.00%, 9/1/33, Pre-refunded 9/1/24 @ 100	6,380	7,158
Series A, 4.00%, 2/1/35, Continuously Callable @100	8,000	8,817
Series A, 3.00%, 1/15/46, Continuously Callable @100	1,000	1,063
Series A, 3.00%, 1/15/51, Continuously Callable @100	1,175	1,237
Virginia College Building Authority Revenue (LIQ - U.S. Bancorp), 0.09%, 8/1/34, Callable 2/2/22 @ 100 (b)	2,200	2,200
Virginia Commonwealth Transportation Board Regional Fuels Tax Revenue, 4.00%, 5/15/46, Continuously Callable @100	5,195	6,211
Virginia Commonwealth Transportation Board Revenue
5.00%, 3/15/32, Continuously Callable @100	3,350	4,113
5.00%, 9/15/32, Continuously Callable @100	9,190	11,278
4.00%, 5/15/42, Continuously Callable @100	10,000	11,395
Series A, 4.00%, 5/15/36, Continuously Callable @100	2,000	2,312
Virginia Commonwealth University Health System Authority Revenue, 5.00%, 7/1/46, Continuously Callable @100	5,500	6,561
Virginia Commonwealth University Revenue
Series A, 4.00%, 11/1/37, Continuously Callable @100	750	875
Series A, 5.00%, 11/1/38, Continuously Callable @100	350	434
Series A, 4.00%, 5/1/48, Continuously Callable @100	2,475	2,828
Virginia Housing Development Authority Revenue
Series B, 3.60%, 5/1/46, Continuously Callable @100	7,000	7,257
Series E, 2.65%, 7/1/50, Continuously Callable @100	1,640	1,636
Series I, 2.45%, 11/1/45, Continuously Callable @100	1,500	1,470
Series K, 1.95%, 12/1/32, Continuously Callable @100	1,500	1,515
Series K, 2.05%, 12/1/33, Continuously Callable @100	665	673
Virginia Public Building Authority Revenue, Series A, 4.00%, 8/1/30, Continuously Callable @100	4,000	4,675
Virginia Public School Authority Revenue, 5.00%, 8/1/24	10,000	11,179
Virginia Resources Authority Revenue

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Virginia Bond Fund	December 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
5.00%, 11/1/32, Continuously Callable @100	$55	$59
5.00%, 11/1/32, Pre-refunded 11/1/23 @ 100	975	1,059
4.00%, 11/1/41, Pre-refunded 11/1/22 @ 100	7,310	7,542
4.00%, 11/1/49, Continuously Callable @100	6,700	7,810
Series A, 4.00%, 11/1/43, Continuously Callable @100	1,445	1,753
Series A, 4.00%, 11/1/47, Continuously Callable @100	1,040	1,255
Virginia Small Business Financing Authority Revenue
4.00%, 11/1/39, Continuously Callable @100	2,550	3,014
4.00%, 12/1/49, Continuously Callable @100	6,000	6,903
4.00%, 12/1/51, Continuously Callable @103	4,000	4,414
Series A, 4.00%, 1/1/45, Continuously Callable @103	3,000	3,388
Series A, 4.00%, 1/1/51, Continuously Callable @103	13,265	14,856
Virginia Small Business Financing Authority Revenue (LOC - PNC Financial Services Group), Series A, 0.10%, 7/1/42, Continuously Callable @100 (b)	6,025	6,025
Western Regional Jail Authority Revenue
5.00%, 12/1/35, Pre-refunded 12/1/26 @ 100	1,545	1,866
5.00%, 12/1/35, Continuously Callable @100	1,540	1,832
5.00%, 12/1/38, Pre-refunded 12/1/26 @ 100	1,000	1,208
5.00%, 12/1/38, Continuously Callable @100	1,000	1,181
Winchester Economic Development Authority Revenue
5.00%, 1/1/44, Continuously Callable @100	3,250	3,742
Series S, 5.00%, 1/1/44, Pre-refunded 1/1/24 @ 100	3,250	3,554
Wise County IDA Revenue, Series A, 0.75%, 10/1/40	2,500	2,502
		667,430
District of Columbia (2.9%):
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
5.00%, 10/1/53, Continuously Callable @100	4,000	4,039
4.00%, 10/1/53, Continuously Callable @100	1,500	1,692
Series A, 5.00%, 10/1/44, Continuously Callable @100	1,500	1,854
Metropolitan Washington Airports Authority Dulles Toll Road Revenue (INS - Assured Guaranty Municipal Corp.), Series B, 10/1/30 (f)	5,500	4,728
Washington Metropolitan Area Transit Authority Revenue
5.00%, 7/1/43, Continuously Callable @100	5,000	5,993
Series A, 4.00%, 7/15/45, Continuously Callable @100	2,500	2,931
		21,237
Guam (6.2%):
Antonio B. Won Pat International Airport Authority Revenue (INS - Assured Guaranty Municipal Corp.), Series B, 5.75%, 10/1/43, Pre-refunded 10/1/23 @ 100	1,255	1,373
Guam Government Waterworks Authority Revenue
5.00%, 7/1/37, Continuously Callable @100	1,000	1,166
5.00%, 7/1/40, Continuously Callable @100	3,250	3,787
5.50%, 7/1/43, Pre-refunded 7/1/23 @ 100	4,000	4,310
Series A, 5.00%, 7/1/35, Continuously Callable @100	2,850	3,109
Series A, 5.00%, 1/1/50, Continuously Callable @100	1,000	1,207
Guam Power Authority Revenue
Series A, 5.00%, 10/1/31, Continuously Callable @100	500	550
Series A, 5.00%, 10/1/34, Continuously Callable @100	1,000	1,029
Series A, 5.00%, 10/1/40, Continuously Callable @100	4,000	4,609
Guam Power Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 10/1/39, Continuously Callable @100	750	827
Series A, 5.00%, 10/1/44, Continuously Callable @100	1,000	1,091
Port Authority of Guam Revenue, Series A, 5.00%, 7/1/48, Continuously Callable @100	1,500	1,757
Territory of Guam Revenue
Series A, 5.00%, 11/1/27	200	240
Series A, 5.00%, 11/1/28	250	308
Series A, 5.00%, 11/1/29	250	314
Series A, 5.00%, 11/1/30	250	320

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Virginia Bond Fund	December 31, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 11/1/35, Continuously Callable @100	$1,000	$1,268
Series A, 5.00%, 11/1/40, Continuously Callable @100	1,000	1,240
Series A, 5.00%, 12/1/46, Continuously Callable @100	1,250	1,411
Series B-1, 5.00%, 1/1/42, Continuously Callable @100	1,500	1,500
Series D, 5.00%, 11/15/39, Continuously Callable @100	2,000	2,247
Series F, 5.00%, 1/1/31	500	627
Series F, 4.00%, 1/1/42, Continuously Callable @100	1,000	1,129
Territory of Guam Revenue (LOC - Barclays Bank PLC), Series 2017-XF2510, 0.22%, 12/1/46, Callable 12/1/26 @ 100 (b)(d)	10,870	10,870
		46,289
Total Municipal Bonds (Cost $698,209)		734,956
Total Investments (Cost $698,209) — 98.9%		734,956
Other assets in excess of liabilities — 1.1%		7,825
NET ASSETS - 100.00%		$742,781

(a)	Stepped-coupon security converts to coupon form on 7/15/23 with a rate of 4.75%.
(b)	Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(c)	Currently the issuer is in default with respect to interest and/or principal payments.
(d)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of December 31, 2021, the fair value of these securities was $16,796 (thousands) and amounted to 2.3% of net assets.
(e)	Stepped-coupon security converts to coupon form on 7/15/23 with a rate of 4.88%.
(f)	Zero-coupon bond.
(g)	Put Bond.

Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO—General Obligation
IDA—Industrial Development Authority
LOC—Letter of Credit
PLC—Public Limited Company

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.